Exception Grades
Run Date - 11/6/2019 5:33:35 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
207775842	XXXXXX	495003102				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Evidence that the Your Home Loan Toolkit Disclosure was provided to the Borrower within three days of application is missing.			Reviewer Comment (2019-09-09): Received Buyer Comment (2019-09-09): Signed and Dated Home Loan Toolkit has been received and uploaded. The borrower signed the form at the bottom of page 1 on XXXXXX.	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	C	A	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775842	XXXXXX	495003102				Property	Property - Appraisal	General Appraisal Requirements	Valuation Error: Unable to determine Property Type.		Property Type on appraisal is S-Det./End Unit, however, property appears to be Single Family Detached. Loan submitted to DU as Detached.			Reviewer Comment (2019-09-11): Appraisal provided. Condition is cleared. Buyer Comment (2019-09-10): Please see the attached appraisal which reflects detached.	09/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775842	XXXXXX	495003102				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Based upon the guidelines in place at time of application, (XXXX18), the loan amount of $720,000 is greater than the guideline maximum of $679,650. Revised guidelines show the loan amount meets, yet unable to determine if lender used new guides or application guides.
Reviewer Comment (2019-09-09): Cleared based upon applicable guideline clarification from lender.

Buyer Comment (2019-09-05): Disagree:  The XX loan limits would be used for casefiles submitted or resubmitted on or after the weekend of December 8, XX.  The AUS was submitted XXXXXX.  Please see the AUS #20 which states that the loan meets the high cost loan limit.
Please see the attached Fannie Mae Guideline: "  Per Fannie Mae Lender Letter LL-XX-05: The new limits are effective for whole loans delivered, and mortgage loans delivered into MBS with pool issue dates, on or after January 1, XX.
Whole loans delivered up through December 31, XX, must comply with the XX limits. MBS pools with December 1, XX pool issue dates must comply with the XX limits, and MBS pools with January 1, XX pool issue dates must comply with the XX limits (even if delivered in December). Lenders must ensure the appropriate identification of high-balance loans at delivery using Special Feature Code 808."
															09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775844	XXXXXX	494915152				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Closing Date is corrected on the post-closing CD issued on XXXXXX.
Buyer Comment (2019-10-02): XXXXX does not require an LOX for escrow state PCCD's

Reviewer Comment (2019-10-01): Letter of Explanation & Corrected Closing Disclosure required to cure.  The Closing Date is corrected on the post-closing CD issued on XXXXXX however LOE to borrower is still required to cure.  SitusAMC performs its file review in accordance with the SFA formally )SFIG RMBS) 3.0 Compliance Review Scope. Under the SFA Review Scope, corrected CD and LOE are required to remediate the exception)

Buyer Comment (2019-09-27): Disagree - In escrow states XXXXX does not require evidence of the Letter of Explanation
																	10/02/2019	2	B	XXXXXX	XXXXXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775844	XXXXXX	494915152				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	An acknowledgment of receipt of the toolkit was signed at closing. Neither a copy of the booklet nor earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-02): Evidence of earlier receipt provided. Buyer Comment (2019-10-01): Please see the attached signed toolkit	10/02/2019			1	A	XXXXXX	XXXXXX	Second Home	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775845	XXXXXX	494913531				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Missing evidence of disclosure.			Reviewer Comment (2019-10-04): Evidence of HomeOwnership Counseling provided. Buyer Comment (2019-10-02): Disagree - Homeownership Counseling Organizations was in the file and has been provided.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775845	XXXXXX	494913531				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,508.04 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,508.04 on page 4; however the HOA dues are $1,512.00 per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2019-10-11): Letter of Explanation & Corrected Closing Disclosure provided. HOA documents confirm $376.68 / quarter Buyer Comment (2019-10-09): See attached PCCD showing correction to page 4 Non-Escrowed Property Costs over Year 1 showing HOA total amount matching the HOA fee schedule attached along with the letter of explanation to the borrower.		10/11/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775845	XXXXXX	494913531				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Affordable Housing fee of $225.00 was not provided.			Reviewer Comment (2019-10-04): Affordable Housing Fee is a recording fee which was disclosed on the LE as a recording fee. Buyer Comment (2019-10-02): Disagree - LE disclosed $225 however, the Affordable Housing Fee on the PCCD and the Final Settlement statement show the borrower paid $75. The borrower was not under disclosed and no violation occurred. See attached PCCD and Final Settlement statement	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775845	XXXXXX	494913531				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $225.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower.	$225.00 violation due to increase in Affordable Housing fee(s). No evidence of cure.			Reviewer Comment (2019-10-04): Affordable Housing Fee is a recording fee which was disclosed on the LE as a recording fee. Buyer Comment (2019-10-02): Disagree - LE disclosed $225 however, the Affordable Housing Fee on the PCCD and the Final Settlement statement show the borrower paid $75. The borrower was not under disclosed and no violation occurred. See attached PCCD and Final Settlement statement	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775846	XXXXXX	494912899				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Admin fee and Recording fee of $1,164.00 was not provided.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-30): Restitution documentation has been provided. Reviewer Comment (2019-10-28): Client requested that AMC disregard images loaded on XX7. Exception Remains pending updated TRID docs. Buyer Comment (2019-10-07): Disregard document uploaded on XXXXXX.		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775846	XXXXXX	494912899				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $575.00 exceeds tolerance of $356.00 plus 10% or $391.60. Insufficient or no cure was provided to the borrower.	Recording fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-10-30): PCCD, check, LOE and POD received. See new exception for cure. Buyer Comment (2019-10-30): See attached restitution docs	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775846	XXXXXX	494912899				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $8,050.37 and disclosure timing violations.	Missing E-sign consent agreement.			Reviewer Comment (2019-10-04): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-03): eSign Certificate has been provided confirming the borrower consented on XXXX19.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775846	XXXXXX	494912899				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Missing E-sign consent agreement.			Reviewer Comment (2019-10-04): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-03): eSign Certificate has been provided confirming the borrower consented on XXXX19.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775846	XXXXXX	494912899				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $945.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Missing E-sign consent agreement. Fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-10-04): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-10-03): Disagree - The Lender Fee in the amount of $945 was disclosed on all disclosures, eSign cert has been provided.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775846	XXXXXX	494912899				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $575.00 exceeds tolerance of $356.00 plus 10% or $391.60. Sufficient or excess cure was provided to the borrower.	PCCD, check, LOE and POD received.			Reviewer Comment (2019-10-30): Letter of Explanation , copy of refund check & Corrected Closing Disclosure provided.		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775847	XXXXXX	494912439				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXXXX not received by borrower at least four (4) business days prior to closing.	No evidence of actual receipt date is provided. The default receipt date is XXXXXX. The initial CD was issued on XXXXXX.			Reviewer Comment (2019-10-01): SitusAMC received signed LE. Buyer Comment (2019-09-30): Please see the attached signed LE	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775847	XXXXXX	494912439				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	No evidence of actual receipt date is provided. The default receipt date is XXXXXX. The initial CD was issued on XXXXXX.			Reviewer Comment (2019-10-01): SitusAMC received signed LE. Buyer Comment (2019-09-30): Please see the attached signed LE	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775847	XXXXXX	494912439				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		No vesting clause is reflected on the security instrument. Additionally, the co-borrower's middle name is listed on the security instrument, but is not included on the final title policy.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): Agree with finding attached please find the corrected mortgage that has been submitted for E-Recording	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775848	XXXXXX	494909141				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $400,000 is insufficient to cover the estimated cost to rebuild per the Appraisal of XXXXXX resulting in a Coverage Shortfall of $15,615. Replacement cost from the insurer to determine Coverage amount of $400,000 is sufficient was not provided.			Reviewer Comment (2019-10-07): Full replacement cost policy provided. Buyer Comment (2019-09-30): Please find attached the Insurance showing full replacement	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775848	XXXXXX	494909141				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the booklet was signed at closing. Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-10-04): Borrower acknowledged receipt of Home Loan Tool Kit			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775848	XXXXXX	494909141				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-07): Provided. Buyer Comment (2019-09-27): Please find attached the Homeowners Counseling Org list and disclosure, dated and provided on XXXX19 and present in file	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775849	XXXXXX	494908931				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $506,250 is insufficient to cover estimated cost to rebuild per the Appraisal of XXXXXX resulting in a Coverage Shortfall of $92,500. Replacement cost from the insurer to determine Coverage amount of $506,250 is sufficient was not provided.			Reviewer Comment (2019-10-07): Replacement cost estimator provided. Buyer Comment (2019-10-02): Disagree - See attached Reconstruction Cost Notification	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775849	XXXXXX	494908931				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-10-07): CDA provided. Buyer Comment (2019-10-02): See attached CDA	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775850	XXXXXX	494908309				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Neither a copy of the disclosure nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-03): Document found in the file and has been provided.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775850	XXXXXX	494908309				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-04): See attached CDA	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775850	XXXXXX	494908309				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $14,900.00 exceeds tolerance of $11,920.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $11,920 on LE dated XXXXXX, but disclosed as $14,900.00 on Final Closing Disclosure.			Reviewer Comment (2019-10-04): AMC received XX18 COC. Exception Cleared. Buyer Comment (2019-10-03): Change of Circumstance documentation has been provided.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775850	XXXXXX	494908309				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $28,631.78 and disclosure timing violations.	Consent to receive electronic disclosures is not found in the loan images.			Reviewer Comment (2019-10-04): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-04): Please see the attached e-cosnent	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775850	XXXXXX	494908309				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $2,980.00 for Loan Discount Points was not provided.			Reviewer Comment (2019-10-04): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-10-03): COC has been provided, no violation occurred	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775850	XXXXXX	494908309				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-04): AMC received Home Loan Toolkit dated XXXXXX. Exception Cleared. Buyer Comment (2019-10-03): Home Loan Toolkit has been provided and timestamp provided on document.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775850	XXXXXX	494908309				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Consent to receive electronic disclosures is not found in the loan images.			Reviewer Comment (2019-10-04): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-04): Please see the attached e-consent	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775853	XXXXXX	494905427				Credit	Loan Package Documentation	Application / Processing	Missing Document: Tax Certificate not provided		Need updated tax certificate to support the $1,403.65 monthly amount. All docs in file reflect taxes of $54.XXmonth.
Reviewer Comment (2019-10-08): Prior sales price of XXXXXXX in XXXX x 1.25% for new construction = $16,843.75 annually, or $1,403.65 monthly, which matches Lender calculations.

Buyer Comment (2019-10-03): Disagree:  The Taxes were calculated using the sales price XXXXXXXX x 1.25% / 12= $1403.65.  Please see the appraisal which states that the property sold in October 31, XX.  Per Fannie Mae guidelines "If the transaction is new construction, the lender must use a reasonable estimate of the real estate taxes based on the value of the land and completed improvements. ".  The Taxes have not been assessed.  There is minimal risk due to borrower was qualified with higher amount.  Please see the attached documents.
															10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775853	XXXXXX	494905427				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-03): Disagree - Homeownership Counseling Organizations was provided to the borrower and was in the file, disclosure has been uploaded.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775853	XXXXXX	494905427				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Final Closing Disclosure provided on XXXXXX disclosed a Closing Date of XXXXXX. Security instrument is notarized XXXXXX			Buyer Comment (2019-10-22): Agree with finding however, there was no impact as a result.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775853	XXXXXX	494905427				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX.	Final Closing Disclosure reflects a disbursement date of XXXXXX. Loan signed XXXXXX and the ROR reflects loan must fund after XXXXXX.			Reviewer Comment (2019-10-22): Closing statement provided showing the disbursement date was XXXXXX, which meets the 3 day ROR.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775853	XXXXXX	494905427				Credit	Asset	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.		No assets documentation in the file to support the funds needed to close.
Reviewer Comment (2019-10-08): Cleared.  Cash out from simultaneous HELOC used to satisfy reserve requirements.

Buyer Comment (2019-10-03): Disagree:  Please see the Escrow Instructions which states that the borrower will obtain a new loan in the amount of $375000.00 secured by second Deed of Trust in favor of XXXXXX .  The loan for the HELOC closed on the same day as the 1st lien.   Borrower will received cash back from the HELOC  which should be acceptable to  use as assets regarding the cash to close in the amount $2239.90.   The AUS further supports that the borrower is receiving cash back from the HELOC.  The HELOC payment was included in the qualifying DTI. The cash received at closing from the HELOC should be sufficient to cover the funds needed at closing.   The risk is minimal.  Please see the attached document to support the calculation.   Attached are AUS, Escrow instructions and HELOC documents.
															10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775856	XXXXXX	494899257				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-02): See attached CDA	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775856	XXXXXX	494899257				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan contains a Demand Feature.	Per all the CD's provided in the file, demand feature was not checked.			Reviewer Comment (2019-10-29): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-10-29): Corrected CD has been provided with update to the Demand Feature.		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775856	XXXXXX	494899257				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Appraisal fee of $15.00 was not provided.			Reviewer Comment (2019-10-29): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-10-29): Appraisal Cure has been provided with corrected CD.		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775856	XXXXXX	494899257				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $545.00 exceeds tolerance of $530.00. Insufficient or no cure was provided to the borrower.	No cure was provided.			Reviewer Comment (2019-10-29): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-10-29): Appraisal Cure has been provided with corrected CD.		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775856	XXXXXX	494899257				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $545.00 exceeds tolerance of $530.00. Sufficient or excess cure was provided to the borrower.	Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided			Reviewer Comment (2019-10-29): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775858	XXXXXX	494899169				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Final Closing Disclosure reflected the closing date as XXXXXX and the consummation date is XXXXXX. This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-03): SitusAMC received required documents, exception is cured. Buyer Comment (2019-10-02): Disagree - In escrow states XXXXX does not require evidence of the Letter of Explanation.		10/03/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775858	XXXXXX	494899169				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,541.12 on Final Closing Disclosure provided on XXXXXX not accurate.	The lender has used the actual tax rate to estimate the property taxes, however, the rate used is not documented in the loan images. The Tax Rate Area reflected on the Property History Report does not correlate to the total estimated taxes reflected on the final 1008. An estimate of 1.25% of the purchase price was used in Clarity.
Reviewer Comment (2019-10-21): AMC reviewed PCCD correcting total property costs and LOE. Exception Cured.

Buyer Comment (2019-10-17): Taxes were based off the Estimated property taxes cert attached, the PCCD previously provided with an issue date of XXXXXX shows the correct amount on page 4 Estimated Property costs over Year 1.

Reviewer Comment (2019-10-11): Tax cert in file is blank.  1.25% used for testing.  Tax monthly is $653.65 and HOI monthly is $93.76.  Property cost for year 1 is $8,968.92 (653.65 + $93.76 = $747.41 x 12).  PCCD received disclosed an updated page 4 of $7,416.42.  Unable to determine how that amount was calculated.  To cure a Corrected CD and LOE to the consumer is required.

Buyer Comment (2019-10-10): Please see the attached PCCD
																10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775858	XXXXXX	494899169				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	The Seller Closing Disclosure was not found in the loan images.			Reviewer Comment (2019-10-11): Seller's CD provided. Buyer Comment (2019-10-09): Please see the attached seller CD Reviewer Comment (2019-10-03): The Seller CD, using the TRID Seller CD form, is required in order to cure or clear the exception. Buyer Comment (2019-10-02): Disagree - Final CD dated XXXX19 is a combined CD with Seller Cost included.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775859	XXXXXX	494898325				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Exception triggered due to loan failing QM points and fees.
Reviewer Comment (2019-10-30): Received Bona Fide Discount points information.

Reviewer Comment (2019-10-11): Non-QM status due to QM 3% points and fees test fail.

Buyer Comment (2019-10-10): Please see attached Rate Lock Confirmation and Loan Detail Report.

Reviewer Comment (2019-10-09): Per CFPB (§ 1026.32(b)(1)(ii)) Include compensation paid directly or indirectly by a consumer or creditor to a loan originator other than compensation paid by a mortgage broker, creditor, or retailer of manufactured homes to an employee. Include compensation that is attributable to the transaction, to the extent that such compensation is known as of the date the interest rate for the transaction is set.   Further, there is a document that was provided that was signed by the underwriter on XXXXXX, reflecting as of XXXXXX QM points and fees were at $15,438.00 and QM Points and Fees threshold: Allowable is $15,565.92.  This was prior to the final Closing Disclosure was submitted.  Therefore, the exception is valid: QM points and Fees exceeds 0.30892%, or $1,594.60.  Need a bona fide acknowledgement or a rate lock agreement if have that reflects Starting Adjusted Rate also referred to the undiscounted interest rate, rate available to the consumer based on a particular consumer(s) profile and loan characteristics.  The rate should include any LLPA's and other specific adjustments applicable to that consumer.  This is the rate the consumer obtained before it has been bought down.  Also the premium or amount of discount points required to obtain the undiscounted interest rate.  This is not the same as the discount points paid by the borrower as reflected on the CD.  This information can typically be derived from documentation such as Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Buyer Comment (2019-10-03): Disagree - The Originator Compensation Fee should not be included in the QM Points and Fees test as the fee is paid by the Lender so ultimately the fee cancels itself out. The Points and Fees are within the 3% allowable tolerance and no violation occurred.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775859	XXXXXX	494898325				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank XX): Points and Fees on subject loan of 3.30892% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $17,080.01 on a Federal Total Loan Amount of $516,180.61 vs. an allowable total of $15,485.41 (an overage of $1,594.60 or .30892%).	Points and fees of 3.30892% exceeds max allowed of 3%.
Reviewer Comment (2019-10-30): Received Bona Fide Discount points information.

Buyer Comment (2019-10-30): See attachment provided.  Is this the information you need?

Reviewer Comment (2019-10-28): The rate lock confirmation that was originally in the file was provided again.
There is No evidence of un-discounted rate other than 4.625% which rate was locked at. Max fees at 3% is $15,485.41. Total fees and points are $17,080.01 which includes (Admin fee: $67, Discount: $1,724.51, Origination: $945, YSP: $14,327.50, and Wire: $16) for a difference of $1,594.60.  Exception Remains.

Buyer Comment (2019-10-22): See attached the discount is bonafide.

Reviewer Comment (2019-10-11): Provided Rate lock and Loan detail report already in file. No evidence of un-discounted rate other than 4.625% which rate was locked at. Max fees at 3% is $15,485.41. Total fees and points are $17,080.01 which includes (Admin fee: $67, Discount: $1,724.51, Origination: $945, YSP: $14,327.50, and Wire: $16) for a difference of $1,594.60.

Buyer Comment (2019-10-10): Please see attached Rate Lock Confirmation and Loan Detail Report.

Reviewer Comment (2019-10-09): Per CFPB (§ 1026.32(b)(1)(ii)) Include compensation paid directly or indirectly by a consumer or creditor to a loan originator other than compensation paid by a mortgage broker, creditor, or retailer of manufactured homes to an employee. Include compensation that is attributable to the transaction, to the extent that such compensation is known as of the date the interest rate for the transaction is set.   Further, there is a document that was provided that was signed by the underwriter on XXXXXX, reflecting as of XXXXXX QM points and fees were at $15,438.00 and QM Points and Fees threshold: Allowable is $15,565.92.  This was prior to the final Closing Disclosure was submitted.  Therefore, the exception is valid: QM points and Fees exceeds 0.30892%, or $1,594.60.  Need a bona fide acknowledgement or a rate lock agreement if have that reflects Starting Adjusted Rate also referred to the undiscounted interest rate, rate available to the consumer based on a particular consumer(s) profile and loan characteristics.  The rate should include any LLPA's and other specific adjustments applicable to that consumer.  This is the rate the consumer obtained before it has been bought down.  Also the premium or amount of discount points required to obtain the undiscounted interest rate.  This is not the same as the discount points paid by the borrower as reflected on the CD.  This information can typically be derived from documentation such as Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Buyer Comment (2019-10-03): Disagree - The Originator Compensation Fee should not be included in the QM Points and Fees test as the fee is paid by the Lender so ultimately the fee cancels itself out. The Points and Fees are within the 3% allowable tolerance and no violation occurred.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775859	XXXXXX	494898325				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	This disclosure is missing from the file.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-03): Disagree - Homeownership Counseling Organizations was provided to the borrowers, the disclosure was in the file and has been uploaded.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775859	XXXXXX	494898325				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 10% tolerance violation $40 was not provided.			Reviewer Comment (2019-10-17): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-10-16): Copy of refund check, corrected CD, LOX & proof of delivery have been uploaded.		10/17/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775859	XXXXXX	494898325				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $315.00 exceeds tolerance of $250.00 plus 10% or $275.00. Insufficient or no cure was provided to the borrower.	$40 violation due to increase in Recording Fee. No evidence of cure.			Reviewer Comment (2019-10-17): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-10-16): Copy of refund check, corrected CD, LOX & proof of delivery have been uploaded.		10/17/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775859	XXXXXX	494898325				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $315.00 exceeds tolerance of $250.00 plus 10% or $275.00. Sufficient or excess cure was provided to the borrower.	Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided			Reviewer Comment (2019-10-17): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided		10/17/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775862	XXXXXX	494897852				Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	File is missing copy of Initial Escrow Account Disclosure			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-01): The Initial Escrow Disclosure Statement is to provide the borrower the details of the specific charges that will be paid into and out of their escrow account each month as part of their mortgage agreement. This borrower does not have an escrow account.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775862	XXXXXX	494897852				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Need Mortgage Statement to verify PITI.			Reviewer Comment (2019-10-07): Mortgage statement provided Buyer Comment (2019-10-02): Please see the attached Mortgage Statement	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775863	XXXXXX	494874539				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Missing evidence of when disclosure was provided to the borrower			Reviewer Comment (2019-10-12): Rcvd evidence the Homeownership Counseling disclosure was provided to the borrower after application submission Buyer Comment (2019-10-11): Please see the attached Doc Tracking that shows this was delivered to the borrower on XXXX19	10/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775863	XXXXXX	494874539				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Missing evidence of when disclosure was provided to the borrower			Reviewer Comment (2019-10-12): Rcvd evidence the Home Loan Toolkit disclosure was provided to the borrower after application submission. Buyer Comment (2019-10-11): Please see the attached Doc Tracking that shows this was delivered to the borrower on XXXX19	10/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775863	XXXXXX	494874539				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-10-12): CDA provided, Low Risk, 0% Variance	10/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775863	XXXXXX	494874539				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $445.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $105 provided on final CD					10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775864	XXXXXX	494895912				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		No UCDP score was provided, secondary valuation product required.			Reviewer Comment (2019-10-07): CDA provided. Buyer Comment (2019-10-04): See attached CDA	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing a copy of the Rate lock Disclosure.			Reviewer Comment (2019-10-03): Rate Lock history provided. Buyer Comment (2019-10-02): Rate lock history found and has been provided.	10/03/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of XXXX19 but the transaction consummation mortgage notary date was XXXX19.			Buyer Comment (2019-10-10): In escrow states XXXXX does not require evidence of the LOE for the disbursed PCCDs. Reviewer Comment (2019-10-03): PCCD issued on XXXX19 was provided. Please provide evidence Borrower is in receipt of this corrected CD by an email or attestation confirming receipt or an LOE provided with the Corrected CD to cure. Buyer Comment (2019-10-02): PCCD dated XXXXXX displays the correct Closing/Notary date of XXXXXX and has been provided. In escrow states XXXXX does not require evidence of the LOE.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The total by which the fees exceeded tolerance was not noted under the calculating cash to close table correctly.			Reviewer Comment (2019-09-30): PCCD dated XXXX19 was provided in original file for TPR		09/30/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Cure of $175 was provided on the final CD			Reviewer Comment (2019-09-30): PCCD dated XXXX19 with correct cure was in original TPR		09/30/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2019-10-25): AMC received signed LE. Exception Cleared.

Buyer Comment (2019-10-23): Wet signed LE has been provided

Reviewer Comment (2019-10-22): LE provided is not signed.  Please provide copy of wet signed LE dated XXXX19.

Buyer Comment (2019-10-21): See wet signed RLE dated XXXX19.

Reviewer Comment (2019-10-09): AMC received XX20 CD. The issue is due to the XX17 LE receipt date of XXXXXX. The LE needs to be received a business day prior to the initial CD. Please provide earlier receipt of the XX17 LE if available.

Buyer Comment (2019-10-08): Please see the attached signed CD and doc tracking.
															10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,936.50 exceeds tolerance of $2,027.00 plus 10% or $2,229.70. Insufficient or no cure was provided to the borrower.	Seller paid fees are subject to tolerance testing per client scope,			Reviewer Comment (2019-10-03): Seller fee for closing caused exception to fire, as it was paid to the same provider as the Borrower paid fee with same name. Renamed it for testing. Buyer Comment (2019-10-02): Disagree - Seller paid fees are not subjected to tolerance testing as the Seller fees disclosed are the fees required to be paid by the Seller for the transaction. See Purchase Agreement. No violation occurred.	10/03/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775864	XXXXXX	494895912				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing.					10/03/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775866	XXXXXX	494875542				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		UCDP score of 4.4, CDA required.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-08): See attached CDA.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775866	XXXXXX	494875542				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgement was signed at closing.			Buyer Comment (2019-10-16): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/16/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775866	XXXXXX	494875542				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Per the final CD provided, flood fee was paid to the Lender.			Buyer Comment (2019-10-22): No impact to tolerance test			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775866	XXXXXX	494875542				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement was signed at closing.			Buyer Comment (2019-10-16): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/16/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775867	XXXXXX	494894957				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-08): See attached CDA.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775867	XXXXXX	494894957				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There is evidence that lender provided the borrower a copy of the appraisal on XXXXXX. However, there is no evidence of receipt. Therefore, it is assumed that the borrower received the appraisal no later than 3 business days from the sent date, which would be XXXXXX, and is after the closing date of XXXXXX.			Buyer Comment (2019-10-10): Evidence in the file shows that the appraisal was sent to the borrower via email on XX22.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775867	XXXXXX	494894957				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed.	The final Closing Disclosure issued on XXXXXX did not reflect any closing costs financed on page 3. The calculated closing cost financed should be $7,319.26. Further, a post-close Closing Disclosure was available in loan file, which was issued on XXXXXX also does not reflect closing costs financed.
Buyer Comment (2019-10-10): Agree - This error did not affect the totals charged to the borrower. This is a clerical error which did not affect the timing, delivery, or other requirements imposed by § 1026.19(e) or (f).

Reviewer Comment (2019-10-04): AMC received a copy of PCCD issued on XXXX19 without a change to Closing Costs Financed on page 3.  To cure a Corrected CD and LOE are required.

Buyer Comment (2019-10-02): Agree - This error did not affect the totals charged to the borrower. This is a clerical error which did not affect the timing, delivery, or other requirements imposed by § 1026.19(e) or (f).
																	10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775867	XXXXXX	494894957				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of ___ is less than AUS qualifying asset balance of ___.	The AUS Approval reflects $5,100 in assets from a XXXXXX account, however there is no evidence of these assets in loan file.
Reviewer Comment (2019-10-07): No assets were required to close the transaction.

Buyer Comment (2019-10-03): Agree: The AUS provided reflects assets in the amount of $5100 from a XXXXXX account.  The asset statement to support the $5100 was not provided however the AUS does not state that $5100 needs to be verified.  The CD provided reflects that borrower received cash back in the amount of $514.59.  No reserves were required to be verified.  Please see Fannie Mae Resubmission Tolerance guide which states "If the lender has documented sufficient liquid assets to cover the actual amount of assets required to close the transaction, no resubmission required. Otherwise, loan casefile must be resubmitted to DU".  No assets were required therefore resubmission is not required.  The risk is minimal.  Please see the attached AUS, CD and Guidelines.
															10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775867	XXXXXX	494894957				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	There was no evidence of the lender providing the borrower List of Homeownership Counseling Organization Disclosure 3 business days of application as required.			Buyer Comment (2019-10-10): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775867	XXXXXX	494894957				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The subject transaction is a Same Lender Refinance, which requires Form H-9 Notice of Right to Cancel to be executed. However, Form H-8 Notice of Right to Cancel was executed, which is the incorrect form.			Reviewer Comment (2019-10-07): Same Lender refinance with no new advances Buyer Comment (2019-10-02): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable. Buyer Comment (2019-10-02): The form provided is substantially similar to the H-9 form. The form used is acceptable.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775868	XXXXXX	494894176				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Reviewer Comment (2019-10-18): Rate lock provided. Buyer Comment (2019-10-17): See attached lock confirmation dated XXXX19 Reviewer Comment (2019-10-07): The recently received documentation the lock date is XXXX19, which is after the note date of the subject transaction. Please confirm the data received is correct. Buyer Comment (2019-10-03): XX2 - Please see attached lock history and final rate lock confirmation	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775868	XXXXXX	494894176				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	The revised LE dated XXXXXX received and E-Signed by the borrower on XXXXXX, the initial CD was also issued on XXXX19.
Buyer Comment (2019-10-18): The revised LE is required to be provided to the borrower(s) 4 days prior to closing.  The LE was in fact provided to the borrower(s) prior to the CD being issued.

Reviewer Comment (2019-10-14): Revised LE was received by the borrower on XXXXXX (confirmed by E-Signature on LE) which is the same day the Initial CD was sent.  EV2 exception to remain as Revised LE received the same day Initial CD sent.  Lender to provide documentation of earlier receipt to address the exception

Buyer Comment (2019-10-10): Revised LE was sent to the borrower on XXXX19 per the tracking history which is prior to the initial CD being sent to the borrower.

Reviewer Comment (2019-10-09): Revised LE received XXXXXX which is the same day the Initial CD was issued.  Exception remains.

Buyer Comment (2019-10-08): See attached disclosure tracking showing RLE sent XXXX19, received XXXX19
																	10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775868	XXXXXX	494894176				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	Appraisal reflects the Lender is XXXXXX and the Note reflects XXXXXX			Reviewer Comment (2019-10-07): Evidence that appraisal was reviewed, transferred and accepted provided. Buyer Comment (2019-10-03): Disagree: Please see evidence of the appraisal transfer from XXXXXX to XXXXX/ XXXXXX . Attached is document.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775868	XXXXXX	494894176				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing.	$50.00 cure reflected on Final Closing Dislcosure.					09/27/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775869	XXXXXX	494892890				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $10,978.29 and disclosure timing violations.	No evidence of consent to receive electronic disclosures is found in the loan images.			Reviewer Comment (2019-10-16): SitusAMC received econsent. Buyer Comment (2019-10-15): See attached e-consent	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775869	XXXXXX	494892890				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $2,392 for Transfer Tax was not provided.			Reviewer Comment (2019-10-16): Situs AMC received evidence of econsent that allowed fee to rebaseline. Buyer Comment (2019-10-15): See attached change of circumstance for updated transfer tax fee due to change in loan amount.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775869	XXXXXX	494892890				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	No evidence of the borrowers consenting to receive documents electronically. Thus, the Loan Estimate issued on XXXXXX was electronically received and signed by the borrower on XXXXXX is not considered for Federal Compliance TRID testing.			Reviewer Comment (2019-10-16): SitusAMC received econsent. Buyer Comment (2019-10-15): See attached e-consent	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775869	XXXXXX	494892890				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	Seller Closing Disclosure not located in the file.			Buyer Comment (2019-10-09): XXXXX provided the Closing Disclosure which included any applicable Seller Fees paid. Reviewer Comment (2019-10-03): The issue on this exception is the missing Seller's CD, which is required to clear. Buyer Comment (2019-10-03): Disagree, CD dated XXXX19 includes all sellers fees.			10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775869	XXXXXX	494892890				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,962.00 exceeds tolerance of $2,570.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $2,570 on Loan Estimate dated XXXXXX, but disclosed as $4,962.00 on Final Closing Disclosure. No evidence of a valid change of circumstance, or a cure of $2,392.00.
Reviewer Comment (2019-10-16): Situs AMC received evidence of econsent that allowed fee to rebaseline.

Buyer Comment (2019-10-15): See attached change of circumstance for updated transfer tax fee due to change in loan amount.

Reviewer Comment (2019-10-11): E-Sign Consent Agreement is missing from the file. Please provide to rebaseline fees.

Buyer Comment (2019-10-09): LE initially disclosed was for a loan amount of $325,000 on XX28 the borrower locked their rate and increased their loan amount to $624,000 which allowed for the change in the transfer tax fee which was reflected on the LE issued on XX28 and on the final closing disclosure
															10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775869	XXXXXX	494892890				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-08): See attached CDA.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775869	XXXXXX	494892890				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	A mortgage statement for HELOC on the departing residence is not provided.			Reviewer Comment (2019-10-07): HELOC statement received Buyer Comment (2019-10-02): Disagree: Please see the attached Statement for XXXXXX which reflects the Account XXXXXX for the HELOC. Document was located in the file.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775874	XXXXXX	494883507				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The amount in which fees exceeded tolerance was not noted in the calculating cash to close table.			Buyer Comment (2019-10-04): this is a clerical error. An error is clerical if it Does not affect a numerical disclosure and does not affect the timing, delivery, or other requirements imposed by § 1026.19(e) or (f). (Comment 19(f)(2)(iv)-1).			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775874	XXXXXX	494883507				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $530.00. Insufficient or no cure was provided to the borrower.	Fee increased without a valid change in circumstance; no cure provided.			Reviewer Comment (2019-10-07): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-10-04): See Lender credit in amount of $320.00 for increase in appraisal fee on final CD dated XXXX19	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775874	XXXXXX	494883507				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement was signed at closing; proof of earlier receipt was not provided.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-04): See attached Homeownership counseling notice provided XXXX19	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775874	XXXXXX	494883507				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $530.00. Sufficient or excess cure was provided to the borrower at Closing.						10/07/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775875	XXXXXX	494886780				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		UCDP score ois 3.2, secondary valuation product required.			Reviewer Comment (2019-10-12): CDA provided, Moderate Risk, 0% Variance. Buyer Comment (2019-10-11): Please see attached CDA.	10/12/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775875	XXXXXX	494886780				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure in file was provided at time of closing, XXXXXX. No evidence it was provided within 3 business days of application date.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-04): Disagree. Application date is XXXX19 and the Homeownership Counseling List is dated XXXX19 as reflected on the form attached.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775875	XXXXXX	494886780				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	.			Reviewer Comment (2019-10-12): Disclosure provided that meets requirements.	10/12/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775876	XXXXXX	494885321				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX did not disclose Estimated Property Costs over Year 1.	No amount was disclosed on page 4 of final CD			Reviewer Comment (2019-10-29): Letter of Explanation & Corrected Closing Disclosure provided Reviewer Comment (2019-10-22): PCCD issued on XXXX19 was received, however, page 4 is incorrect. $1142.54 x 12 = $13,170.48 annually. Provide a Corrected CD and LOE to cure. Buyer Comment (2019-10-21): See attached CD and LOE and HO-6 coverage Reviewer Comment (2019-10-14): Letter of Explanation & Corrected Closing Disclosure required to cure. Appears lender did not include the HO-6 policy. Blanket coverage is for walls out only. Buyer Comment (2019-10-10): See attached CD and LOE		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775876	XXXXXX	494885321				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.	No amount was disclosed on page 4 of final CD			Reviewer Comment (2019-10-14): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-10): See attached CD and LOE		10/14/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775876	XXXXXX	494885321				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan will have an escrow account.	Page 4 of final CD did not disclose the reason.			Reviewer Comment (2019-10-14): Letter of Explanation & Corrected Closing Disclosure provided		10/14/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775879	XXXXXX	494949201				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	XX / XX 1120S corporate returns are not provided for XXXXXX			Reviewer Comment (2019-09-19): Received required documentation. Condition cleared. Buyer Comment (2019-09-17): Please see the attached Tax Returns	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775880	XXXXXX	494936554				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $8.40 for 10% tolerance violation was provided at closing. A post-closing CD and check is included in the loan images.			Reviewer Comment (2019-09-24): Cure issued prior to TPR review.		09/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775880	XXXXXX	494936554				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No documentation is provided to verify the payment on the retained departing residence.			Reviewer Comment (2019-10-07): Mortgage statement and HOA statement provided. Buyer Comment (2019-09-27): HOA $408XX12=$340.67 see REO docs ID #933368 attached Escrowed see REO docs ID #382792 attached PITIA $1882.95 = $2223.62	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775880	XXXXXX	494936554				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $356.00 plus 10% or $391.60. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2019-09-24): Cure issued XXXX19, prior to TPR review.		09/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775881	XXXXXX	494929950				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXXXX not received by borrower at least four (4) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-10-31): Received proof of E-Sign Consent along with the LE reflect the DocSign Envelope ID number on top of the LE, which matches with the E-sign document showing LE was received on XXXXXX Buyer Comment (2019-10-30): DocuSign confirming RLE was provided on XXXXXX has been provided.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775881	XXXXXX	494929950				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Signature Statement	TILA-RESPA Integrated Disclosure - Final Closing Disclosure provided on XXXXXX does not contain the required signature statement.				Reviewer Comment (2019-09-26): CD was not signed on page 5, but rather a separate statement has been provided to evidence receipt. Buyer Comment (2019-09-26): Please see attached acknowledgement of receipt of CD signed XXXX19	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775881	XXXXXX	494929950				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-10-31): Received proof of E-Sign Consent along with the LE reflect the DocSign Envelope ID number on top of the LE, which matches with the E-sign document showing LE was received on XXXXXX Buyer Comment (2019-10-30): DocuSign confirming RLE was provided on XXXXXX has been provided.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775881	XXXXXX	494929950				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of XXXXXX, but the transaction consummation (mortgage notary) date was XXXXXX. Post CD issued XXXXXX reflects correct closing date.			Reviewer Comment (2019-09-24): Original TPR file contained PCCD correcting date		09/24/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775881	XXXXXX	494929950				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Final 1003 shows rental property located at XXXXXX has a mortgage payment of $3,905.33 and monthly rental income of $7,000. Missing mortgage statement and lease agreement to support, as rental income was used for qualifying.			Reviewer Comment (2019-10-07): First payment letter, CD, HOI and 1025 with market rents provided. Buyer Comment (2019-09-27): Note, CD, First payment letter, evidence of PITIA attached. The purchase of the property cited closed concurrently with the subject's transaction. Underwriter had inter - system access to the information used. Please note: CA property.. Uw used 1.25% of the appraised value of $800,000 for qualifying taxes of $833.33 also included rent schedule	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775882	XXXXXX	494929905				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,699.96 on Final Closing Disclosure provided on XXXXXX not accurate.	CD shows it is $18,699.96. Actual estimated property costs are $18,257.76			Reviewer Comment (2019-09-26): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-09-25): Please find attached the corrected Post Closing CD and Letter of Explanation		09/26/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775882	XXXXXX	494929905				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Provided at closing; not within 3 days of application			Buyer Comment (2019-10-04): Borrower acknowledged receipt of Home Loan Tool Kit			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775885	XXXXXX	494909789				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Missing e-sign consent agreement.			Reviewer Comment (2019-10-02): eConsent provided. Buyer Comment (2019-10-01): See attached e-consent	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775885	XXXXXX	494909789				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $3,251.78 and disclosure timing violations.	Unable to verified, due to missing e-sign consent agreement.			Reviewer Comment (2019-10-02): eConsent provided. Buyer Comment (2019-10-01): See attached e-consent	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775885	XXXXXX	494909789				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2019-10-02): Mortgage payoff statement provided. Buyer Comment (2019-09-26): See attached XXXXX Bank Payoff Statement.	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775885	XXXXXX	494909789				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt was signed at closing.			Reviewer Comment (2019-10-02): Homeownership Counseling Provided with XXXX19 date. Buyer Comment (2019-10-01): See attached homeownership counseling list provided at application	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775887	XXXXXX	494904907				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-10-07): CDA provided. Buyer Comment (2019-10-02): Please see attached CDA	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775887	XXXXXX	494904907				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Final Title reflects $710,000 and the loan amount is $720,000			Reviewer Comment (2019-10-07): Final title policy provided. Buyer Comment (2019-09-30): Disagree: Please see the attached Title Policy with the loan amount of XXXXXX .	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Exception may be removed with evidence of the undiscounted rate and undiscounted rate price.			Reviewer Comment (2019-10-14): Undiscounted rate and undiscounted rate price received Reviewer Comment (2019-10-08): The documentation provided does not give the data needed; exception remains open. Buyer Comment (2019-10-03): XX2 - See attached lender QM results, rate lock history showing undiscounted rate.	10/14/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank XX): Points and Fees on subject loan of 3.53056% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $25,424.71 on a Federal Total Loan Amount of $720,132.38 vs. an allowable total of $21,603.97 (an overage of $3,820.74 or .53056%).	Loan discount points may be removed with evidence of the undiscounted rate and undiscounted rate price.			Reviewer Comment (2019-10-14): Undiscounted rate and undiscounted rate price received Reviewer Comment (2019-10-08): The documentation provided does not reflect the undiscounted rate and undiscounted rate price. Once that is provided the exception can be tested for clearance. Buyer Comment (2019-10-03): XX2 - See attached lender QM results, rate lock history showing discounted rate.	10/14/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2019-10-04): Homeownership Counseling provided. Buyer Comment (2019-10-03): XX2 - See attached list of housing counselors	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $7,781.06 and disclosure timing violations.	Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures send electronically may result in a fee tolerance violation of up to $8,331.06 and disclosure timing violations.			Reviewer Comment (2019-10-14): SitusAMC received esign consent. Buyer Comment (2019-10-11): Disclosure tracking for Esign consent has been provided.	10/14/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table.	Final CD does not reflect a dollar amount by which the fees exceed tolerance in the calculating cash to close table.
Reviewer Comment (2019-10-18): Letter of Explanation & Corrected Closing Disclosure provided.

Buyer Comment (2019-10-17): See corrected PCCD and LOE showing $275 for closing costs over legal limit on page 3

Reviewer Comment (2019-10-16): Page 3 must include the $275 in the exceeds limits box to cure a Corrected CD and LOE to the Consumer is required.

Buyer Comment (2019-10-15): The $275.00 cure is already included in the -$15,975.85 in the Total Closing Costs(J) in the calculating cash to close section.

Reviewer Comment (2019-10-04): The tolerance cure amount is missing from page 3 in the Calculating Cash to Close box.  Please provide a Corrected CD and LOE to cure.

Buyer Comment (2019-10-03): XX2 - See lender credit of $275 for closing costs over legal limit.
																10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The calculating cash to close table does not reflect the cure for the fees that exceed legal limits.			Reviewer Comment (2019-10-16): Cured at closing Buyer Comment (2019-10-15): The $275.00 cure is already included in the -$15,975.85 in the Total Closing Costs(J) in the calculating cash to close section. Reviewer Comment (2019-10-04): The tolerance cure amount is missing from page 3 in the Calculating Cash to Close box. Please provide a Corrected CD and LOE to cure. Buyer Comment (2019-10-03): XX2 - See lender credit of $275 for closing costs over legal limit.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	LE was electronically signed however file was not documented with an e-sign consent from the borrower. With out evidence of E-consent being obtained fee baselines cannot be set.			Reviewer Comment (2019-10-14): SitusAMC received esign consent.	10/14/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $580.00 exceeds tolerance of $480.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as $480.00 on LE dated XXXXXX, but disclosed as $580.00 on Final Closing Disclosure. Cure of $275.00 on Final Closing Disclosure.					09/27/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775889	XXXXXX	494898324				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as $0.00 on LE dated XXXXXX, but disclosed as $175.00 on Final Closing Disclosure. Cure of $275.00 on Final Closing Disclosure.					09/27/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775890	XXXXXX	494870791				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Property was inspected XXXXXX, report was signed XXXXXX, report was sent to borrower XXXXXX.			Buyer Comment (2019-10-11): Underwriter requested appraisal to be revised showing as a PUD per title after initial appraisal was provided. The request was sent on XX10 to appraiser.			10/11/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775891	XXXXXX	494870813				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	Appraisal provided reflects XXXXXX as lender name, when lender is required to be on the Appraisal. No evidence of a transfer letter in loan file.			Buyer Comment (2019-10-18): Stearns Lending is approved to send us third party originations so you will often see appraisals that are not in their name. Also Delegated Correspondents are AIR compliant can approve their own appraisal transfers. This rep and warrant is on them as the lender.			10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775891	XXXXXX	494870813				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The final Closing Disclosure issued on XXXXXX did not disclose Lender's Contact NMLS ID as required. Further, two post-close Closing Disclosure were available in loan file for review that were issued on XXXXXX and XXXXXX also did not disclose Lender's Contact NMLS ID. Therefore, the final Closing Disclosure did not met federal TRID Compliance.			Reviewer Comment (2019-10-29): Escalated to compliance and able to clear.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775891	XXXXXX	494870813				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___
The borrower has a second job as XXXXXX for two individuals.  The loan file contains a letter from the recipients verifying continuance and a notification letter from XXXXXX notifying the borrower of the recipients monthly authorized hours and the services the borrower is allowed to perform for each recipient.  There was no evidence of the borrower employment history as a provider of XXXXXX.  The loan file contains a Verbal Verification of Employment Document, however it is incomplete because it was not signed or dated and does not reflect if borrowers employment start date of XXXXXX as stated on the final loan application 1003 was confirmed.

Reviewer Comment (2019-10-09): Cleared.  2 years W2s in file, along with employer letters and letters from XXXXXX  showing eligibility.

Buyer Comment (2019-10-04): Disagree with "There was no evidence of the borrower employment history as a provider of XXXXXX . "    The voes being referred to automatically upload from the LOS system to the loan document system when a certain change of status is applied.    These print outs are not the voes from the correspondent, and will always be blank.  The Note date is XXXX19.   There are letters from the two patients confirming current employment as of XXXX19 with an excellent probability of continuance, and there are two years of w2s.   Schedule 1 of the XX 1040s shows other income -$41482 saying XXXXXX  income is not taxable and this amount equates to the sum of the w2 XX w2s from the patients. The history is there with a variety of sources to confirm.      XXXXXX program is a federal, state, and locally funded program designed to provide assistance to those eligible aged, blind, and disabled individuals who, without this care, would be unable to remain safely in their own homes.   Much like Public Assistance Income and SSI or disability income, to document you would provide evidence of the source, benefit type, pre-determined payment amount, payment frequency and current receipt must be obtained
•History of receipt: A history of receipt is not required for the income to be considered stable.
•Continuance: SSI may be considered to have a reasonable expectation of continuance unless there is evidence that the benefits will not continue.
And, for existing and established public assistance income: Evidence of the source, benefit type, payment frequency, amount, duration of benefit eligibility and current receipt must be obtained
•History of receipt: A history of receipt is not required for the income to be considered stable
•Continuance: All public assistance income must be likely to continue for the next three years
And there is no other confirmation required.
															10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775893	XXXXXX	494872843				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower was provided with a copy of the appraisal on XXXXXX, which is prior to the appraisal report date of XXXXXX.			Reviewer Comment (2019-10-09): Cleared based on document provided showing appraisal delivered on XXXXXX. Buyer Comment (2019-10-07): Disagree - Appraisal completion date was XXXXXX, borrower signed the Waiver of Appraisal Delivery Timing Requirements on XXXXXX and the borrower was provided with a copy of the appraisal on XXXXXX.	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775893	XXXXXX	494872843				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	The document provided reflects the appraisal was delivered to the borrower on XXXXXX; however, there is no evidence in the file of when the borrower received the appraisal. The presumed received date is XXXXXX (three business days); therefore, the appraisal was not received prior to the closing date of XXXXXX.			Buyer Comment (2019-10-10): The borrower waived the right to receive a copy of the appraisal at least (3) business days prior to closing. XXXXX's Correspondents and Brokers attest to being compliant with regulatory delivery requirements. Buyer Comment (2019-10-10): Disagree - Appraisal completion date was XXXXXX, borrower signed the Waiver of Appraisal Delivery Timing Requirements on XXXXXX and the borrower was provided with a copy of the appraisal on XXXXXX.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775894	XXXXXX	494897662				Credit	Missing Document	General	Incomplete Document: Closing Disclosure is incomplete		The final Closing Disclosure (CD) provided XXXXXX is missing page 4 of 5.			Reviewer Comment (2019-10-09): Complete CD provided. Buyer Comment (2019-10-04): Please find attached the Final Closing Disclosure with all pages	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775894	XXXXXX	494897662				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Post CD issued XXXXXX reflects correct consummation date of XXXXXX. File is missing a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-10-01): PCCD dated XXXX19 was in original TPR file reflecting correct closing date		10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775894	XXXXXX	494897662				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	The file is missing a copy of the Seller's final CD.			Reviewer Comment (2019-10-07): SitusAMC received a copy of the seller's CD. Buyer Comment (2019-10-04): Please find attached the Seller's final CD	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775894	XXXXXX	494897662				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,459.00 exceeds tolerance of $3,099.00 plus 10% or $3,408.90. Sufficient or excess cure was provided to the borrower at Closing.						09/27/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775894	XXXXXX	494897662				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock date documentation not provided.
Reviewer Comment (2019-10-11): Provided correct Rate lock confirmation dated XXXXXX

Buyer Comment (2019-10-10): Please find attached the correct rate lock data for the loan

Reviewer Comment (2019-10-09): Rate lock information provided indicates the loan was not locked until after the loan closing and does not appear to be the correct information for the loan.  Please provided the correct rate lock data.

Reviewer Comment (2019-10-09): cleared in error.

Reviewer Comment (2019-10-08): Rate lock provided reveals an initial lock date of XXXXXX and the Final CD disbursement date is XXXXXX.

Buyer Comment (2019-10-04): Please find attached the Rate lock history and confirmation showing the initial and subsequent rate lock
															10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775896	XXXXXX	494894160				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Closing Date on the final CD is disclosed as XXXXXX. The notary date is XXXXXX. This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-01): The PCCD dated XXXX19 correcting the closing date was in the original TPR file.		10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775896	XXXXXX	494894160				Compliance	Compliance	Federal Compliance	TILA NMLSR - Missing NMLS Information on Security Instrument	Truth in Lending Act (NMLSR Dodd- Frank XX): NMLSR information not present on Security Instrument.	Neither the originator nor company name / NMLS ID is disclosed on the security instrument.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): Please find attached the corrected Mortgage that has been sent for recording.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Need evidence that lender provided consumer with accurate NMLS information post close (addendum to Security Instrument)	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775897	XXXXXX	494894143				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-08): See attached CDA.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775897	XXXXXX	494894143				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Post close CD issued XXXXXX reflects correct consummation date of XXXXXX. Missing copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-10-01): PCCD dated XXXXXX was provided in the original file for TPR. Consummation date corrected to reflect XXXXXX, rather than XXXXXX. Borrower's closing was scheduled for XXXXXX, but signed documents on XXXXXX.		10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775898	XXXXXX	494894123				Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided					Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-04): See attached Security Instrument.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		D	A	D	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775898	XXXXXX	494894123				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The security instrument is not provided. Unable to determine notary date to compare dates on the CDs.			Reviewer Comment (2019-10-11): Letter of Explanation & Corrected Closing Disclosure prior to review Buyer Comment (2019-10-09): Deed of Trust has been uploaded showing the notary/consummation date of XXXXXX which matches the CD issued on XXXXXX.		10/11/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775898	XXXXXX	494894123				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	The Seller CD is not found in the loan images.			Reviewer Comment (2019-10-07): Final CD is a combined CD. Buyer Comment (2019-10-04): The CD dated XXXXXX is a combined buyer and seller CD. A separate CD is not required as long as the seller"s transactions are listed.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775899	XXXXXX	494891630				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Closing Date disclosed on the final CD is XXXXXX, however, the notary date is XXXXXX. This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-02): PCCD dated XXXX19 in original TPR file corrected closing date		10/02/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775899	XXXXXX	494891630				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $645.00 exceeds tolerance of $530.00. Sufficient or excess cure was provided to the borrower at Closing.						09/30/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
207775900	XXXXXX	494879797				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	No evidence List of Homeownership Counseling Organizations Disclosure was provided to the borrower within 3 business days of application. The loan file contained an Acknowledgement of Receipt of Disclosures, but it was dated XXXXXX, the date of closing and page two is missing.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-04): Homeownership Counseling List and proof of delivery was found in the file and has been provided.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775900	XXXXXX	494879797				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		No evidence of a Title Supplement with the correct coverage amount of $712,500.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-04): Final Title policy $712,500 attached	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775901	XXXXXX	494891241				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement was signed at closing and does not reflect borrower received disclosure 3 business days after application.			Reviewer Comment (2019-10-10): Disclosure receipt provided. Buyer Comment (2019-10-09): Screen shot showing date Homeownership Counseling was given to the borrower has been provided. Date on document shows XXXXXX.	10/10/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775905	XXXXXX	494884979				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing a copy of the Rate Lock Disclosure.
Reviewer Comment (2019-10-25): Received

Buyer Comment (2019-10-18): Initial Rate lock has been provided.

Reviewer Comment (2019-10-11): Rate lock provided is dated XXXXXX which appears to be an extension. Missing initial rate lock dated XXXXXX per Loan Estimate or Change of Circumstance for Rate Lock.

Buyer Comment (2019-10-10): Rate lock information has been provided.

Reviewer Comment (2019-10-09): The document provided shows an application registration, a closing package received and funding information; however, it does not contain a rate lock date.  Please provide the rate lock documentation.

Buyer Comment (2019-10-04): See attached lock history.
															10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775905	XXXXXX	494884979				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	The file is missing a copy of the Payoff Statement			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-08): Attached credit card and mortgage payoff	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Exception triggered due to the loan failing QM points and fees.			Reviewer Comment (2019-10-09): Compliance Test Result worksheet was provided showing bona fide amount. Which was the starting adjusted rate and the premium to receive the discount which is bona fide and excluded fees. Now the Points and Fees meet the guideline threshold of 3%. Buyer Comment (2019-10-04): Please find attached the Predatory/Compliance Test Results Worksheet for QM Designation	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.52 exceeds tolerance of $56.25. Insufficient or no cure was provided to the borrower.	Fee disclosed as $56.25 on LE dated XXXXXX, but disclosed as $56.52 on Final Closing Disclosure.			Reviewer Comment (2019-10-07): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-10-04): Disagree.. Please find attached the Initial LE dated XXXX18 showing the Credit Report fee amount as $100.. No violation occurred and No cure was needed	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $850.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-10-07): AMC received PCCD correcting fee placement and LOE. Exception Cured. Buyer Comment (2019-10-07): Survey was optional.. Borrower decided to have survey completed. Fee amount should have been shown in section H.. See Revised Post Close CD attached.. No cure is required.		10/07/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank XX): Points and Fees on subject loan of 4.25435% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $32,504.20 on a Federal Total Loan Amount of XXXXXXX vs. an allowable total of $22,920.70 (an overage of $9,583.50 or 1.25435%).	Points and Fees on subject loan of 4.25435% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $32,504.20 on a Federal Total Loan Amount of XXXXXXX vs. an allowable total of $22,920.70 (an overage of $9,583.50 or 1.25435%).			Reviewer Comment (2019-10-09): Compliance Test Result worksheet was provided showing bona fide amount. Which was the starting adjusted rate and the premium to receive the discount which is bona fide and excluded fees. Now the Points and Fees meet the guideline threshold of 3%. Buyer Comment (2019-10-04): Please find attached the Predatory/Compliance Test Results Worksheet for QM Points and Fees	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $850.27 for increase to Credit Report Fee and addition of Survey Fee was not provided.			Reviewer Comment (2019-10-07): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-10-07): Survey was optional.. Borrower decided to have survey completed. Fee amount should have been shown in section H.. Credit report fee of $100 was disclosed on the Initial LE.. No violation occurred and no cure needed. See Revised Post Close CD Uploaded. No cure is required.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775906	XXXXXX	495075589				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $515,000 is insufficient to cover the estimated cost to rebuild per the Appraisal of $749,750 resulting in a Coverage Shortfall of $234,750. Replacement cost from the insurer to determine Coverage amount of $515,000 is sufficient was not provided.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-07): Please find attached the replacement cost estimate for the file.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt signed at closing. No earlier evidence of delivery provided.			Buyer Comment (2019-10-11): There is evidence in the file that the borrower received the Home Loan Toolkit, however, there is not a specific date on the document. Reviewer Comment (2019-10-07): AMC reviewed exception. The disclosure indicating borrower received the Home Loan Toolkit is dated XXXXXX. The application date is XXXXXX. Buyer Comment (2019-10-07): Borrower acknowledged receipt of the Home Loan Toolkit.			10/11/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775906	XXXXXX	495075589				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.			Buyer Comment (2019-10-15): There is not a date designation on the Homeownership Counseling List. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements. Reviewer Comment (2019-10-07): Application date is XXXXXX and the Borrower's acknowledgement of receipt of Homeownership Counseling Organization List is dated XXXXXX. Buyer Comment (2019-10-07): List of Homeownership Counseling Organization is in the file.. Borrower acknowledged receipt of the Homeownership Counseling Org list.			10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The Policy Effective date is XXXXXX. The disbursement date is XXXXXX.			Reviewer Comment (2019-09-10): Response is noted and exception cleared. Buyer Comment (2019-09-10): As per evidence in the file the insurance policy coverage began on XXXXXX. XXXXX uses XXXXXX's which would provide automatic coverage endorsement for those two days, if there were a loss. There were no losses reported on the property for those two days.	09/10/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $5,482.85 and disclosure timing violations.	No consent to receive electronic disclosures is provided.			Buyer Comment (2019-09-24): There is sufficient evidence to demonstrate the receipt and acknowledgement of initial LE by the borrower, based upon the electronic signature, date and time stamp present on the document.			09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the toolkit nor acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-09-24): XXXXX Correspondents rep to regulatory delivery of pertinent disclosures which would include the Home Loan Toolkit			09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The document was provided on XXXXXX. The originator application date is XXXXXX and the creditor application date is XXXXXX.
Buyer Comment (2019-09-24): Per XXXXX response and materiality of the finding, we are waiving the exception

Reviewer Comment (2019-09-18): Updated from: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XXXXXX)

Reviewer Comment (2019-09-17): Initial 1003 is signed by Borrower on XXXX18, however the Data Tracking Sheet with Loan Details provided on page #46 (doc ID #0294) indicates the app date is XXXX18 and the credit report was pulled on XXXX18.  The app date is when the 6 required pieces of information are received.  Please provide evidence of the actual app date prior to issuing of the initial LE on XXXX18.

Buyer Comment (2019-09-17): XX16 - Application date is XXXX18, not XXXX18, therefore the Initial LE date of XXXX18 is within the 3 business days of application date.
																	09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 6,997.98 on Final Closing Disclosure provided on XXXXXX not accurate.	The insurance premium disclosed on the dec page is $1,886.00. The premium used to calculate escrows is $2,157.96.
Buyer Comment (2019-09-24): The proper amount for insurance calculation were used to determine non-escrowed insurance premium, that being said there was a gap in coverage of a few days based upon the policy date to consummation. XXXXX works with a XXXXXX and would provide force placed coverage for that period as appropriate. There are not reported  damages reported on the property. Nor were there reported damages during that timeframe.

Reviewer Comment (2019-09-17): The HOI quote from XXXXXX  is dated XXXX18 and a quote is not valid for HOI premium used at closing.  The Note date is XXXX18.  Please provide a valid policy in effect at the time of closing with the disclosed premium amount of $2157.96 to clear, or a corrected CD and LOE to Borrower to cure.

Buyer Comment (2019-09-17): XX16 - Using the insurance quote of $2158, the Amount of Escrowed Property Costs over Year 1 would be correct.  See attached insurance quote dated XXXX18 which is later than binder dated XXXX18
																	09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	The insurance premium disclosed on the dec page is $1,886.00. The premium used to calculate escrows is $2,157.96.
Buyer Comment (2019-09-24): The insurance policy premium was accurate however, there was a gap in coverage which has been described in the prior exception cited. Due to non-material nature of finding. Waiving condition.

Reviewer Comment (2019-09-18): Updated from: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual toatal payment for the loan. (ProjSeq:XX950782)

Reviewer Comment (2019-09-17): The HOI quote from XXXXXX  is dated XXXX18 and a quote is not valid for HOI premium used at closing.  The Note date is XXXX18.  Please provide a valid policy in effect at the time of closing with the disclosed premium amount of $2157.96 to clear, or a corrected CD and LOE to Borrower to cure.

Buyer Comment (2019-09-17): XX16 - The insurance binder has a premum of $1886, however, the insurance quote has a premium of $2158, see attached insurance quote which is dated XXXX18, insurance binder is dated XXXX18, lender used most recent information
																	09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	The insurance premium disclosed on the dec page is $1,886.00. The premium used to calculate escrows is $2,157.96.
Buyer Comment (2019-09-24): The policy used at time of closing to calculate the insurance was inline however, there was a slight gap in coverage, the borrower changed insurance providers within 3 months of closing and have received a refund of 250.42 for the variance and a new analysis based upon the new policy.

Reviewer Comment (2019-09-17): The HOI quote from XXXXXX  is dated XXXX18 and a quote is not valid for HOI premium used at closing.  The Note date is XXXX18.  Please provide a valid policy in effect at the time of closing with the disclosed premium amount of $2157.96 to clear, or a corrected CD and LOE to Borrower to cure.

Buyer Comment (2019-09-17): XX16 - The insurance binder has a premium of $1886, however, the insurance quote has a premium of $2158. see attached insurance quote which is dated XXXX18, insurance binder is dated XXXX18, lender used most recent information.
																	09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence of appraisal delivery is provided.			Buyer Comment (2019-09-24): The Correspondent is responsible for ensuring that the timeliness to met the regulatory requirement of receipt of the appraisal by the borrower has been met.			09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The document was provided on XXXXXX. The originator application date is XXXXXX and the creditor application date is XXXXXX.			Reviewer Comment (2019-09-17): Initial app was signed by the Borrower on XXXX18, LO did not sign. Buyer Comment (2019-09-17): XX16 - Application date is XXXX18, not XXXX18, see attached application, disclosure was provided within the 3 business days of application	09/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775907	XXXXXX	495071804				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003		File does not contain a copy of the Lender's initial 1003 for creditor application date. Broker's 1003 was signed by Borrower on XXXXXX.			Buyer Comment (2019-09-24): Unable to obtain additional documentation as the Lender is no longer in business.			09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775908	XXXXXX	495071781				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows $35,102.82 in seller paid closing costs, borrower's final CD shows $32,837.00.			Reviewer Comment (2019-10-15): Revised Seller's CD provided without prepaid taxes included.		10/15/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775908	XXXXXX	495071781				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,868.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Changed Circumstance documentation reflects a change date and redisclosure date of XXXXXX (D0059). In addition, there is further explanation related to this change provided by the lender (D0417). The Date Issued of XXXXXX reflected on the CD appears to be a clerical error as the system audit trail supports a change date of XXXXXX. The change is valid as the interest rate decreased from 4.875% to 4.75%.
Reviewer Comment (2019-09-12): Valid COC provided.

Buyer Comment (2019-09-11): The COC details are disclosed on the COC document under Detail of Change: Interest Rate Changed from "4.875% to 4.750%"  Change percent discount points changed from "0.000%" to "0.450%"

Reviewer Comment (2019-09-10): AMC received XX25 COC and LOE. Please provide additional details regarding the changed circumstance for the rate change and Loan Discount Point disclosure. The reason for the change is not indicated on the document.

Buyer Comment (2019-09-09): COC documentation has been provided along with the COC/CD discrepancy.
															09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775908	XXXXXX	495071781				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $78.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.
Reviewer Comment (2019-10-15): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided.

Buyer Comment (2019-10-11): Corrected CD has been received and uploaded.

Reviewer Comment (2019-09-30): SitusAMC received LOE, copy of check and PCCD.  CD removed fee from section E of the CD.  Fee should remain as borrower paid on CD with tolerance cure reflected in section J and with exceeds amount reflected on page three.  Corrected CD required to cure.

Buyer Comment (2019-09-27): Restitution Documentation has been provided.

Reviewer Comment (2019-09-10): AMC received XX25 COC however a rate change is not related to disclosure of transfer tax. Please provide corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-09-09): COC documentation has been provided along with the COC/CD discrepancy.
																10/15/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775908	XXXXXX	495071781				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $2,947.25 for Loan Discount Points and Transfer Tax was not provided.
Reviewer Comment (2019-10-15): Letter of Explanation & Corrected Closing Disclosure provided.

Buyer Comment (2019-10-11): Corrected CD has been received and uploaded.

Reviewer Comment (2019-09-30): SitusAMC received LOE, copy of check and PCCD.  CD removed fee from section E of the CD.  Fee should remain as borrower paid on CD with tolerance cure reflected in section J and with exceeds amount reflected on page three.  Corrected CD required to cure.

Buyer Comment (2019-09-27): Restitution Documentation has been provided.

Reviewer Comment (2019-09-10): Please see individual tolerance exceptions.

Buyer Comment (2019-09-09): COC documentation has been provided along with the COC/CD discrepancy.  No updated to CD is needed.
																10/15/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775908	XXXXXX	495071781				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Buyer Comment (2019-10-15): The borrower waived the right to receive a copy of the appraisal at least (3) business days prior to closing. XXXXX's Correspondents and Brokers attest to being compliant with regulatory delivery requirements. Reviewer Comment (2019-09-11): Appraisals/valuations were completed on the property and need to be provided to the borrower. Please provide evidence of when the appraisals were provided. Buyer Comment (2019-09-10): See attached Waiver of Appraisal			10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775908	XXXXXX	495071781				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $78.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	PCCD, LOE, Check copy and POD provided.			Reviewer Comment (2019-10-15): PCCD, LOE, and check copy provided.		10/15/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775912	XXXXXX	495044242				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the toolkit nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-09-23): Evidence of Home Loan Tool Kit provided. Buyer Comment (2019-09-20): Home Loan Toolkit and proof of delivery/receipt has been provided.	09/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775912	XXXXXX	495044242				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for the addition of the fee.			Reviewer Comment (2019-09-19): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-18): Please see the attached COC Reviewer Comment (2019-09-10): AMC received XX31 COC indicating re lock. Please provide additional details regarding what occurred that required a relock for review. Buyer Comment (2019-09-09): Change of Circumstance documentation was in the file and has been provided.	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775912	XXXXXX	495044242				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for the addition of the fee.			Reviewer Comment (2019-09-19): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-18): Please see the attached COC Reviewer Comment (2019-09-10): AMC received XX31 COC. Please provide additional details regarding the changed circumstance that occured that required the document assembly fee. Buyer Comment (2019-09-09): Change of Circumstance documentation was in the file and has been provided.	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775912	XXXXXX	495044242				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,958.00 on Final Closing Disclosure provided on XXXXXX not accurate.	The lender used HOA Dues of $17XXmo. vs. $17XXmo. as disclosed on the appraisal.			Reviewer Comment (2019-09-19): SitusAMC received required documents, exception is cured. Buyer Comment (2019-09-18): Please see the attached PCCD and LOE		09/19/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775912	XXXXXX	495044242				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $800.00 for Loan Discount Points and Document Assembly Fee was not provided.			Reviewer Comment (2019-09-19): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-18): Please see the attached COC Reviewer Comment (2019-09-10): AMC received XX31 COC however the changed circumstance is not indicated. Please provide additional details regarding the reason for the fee disclosures. Buyer Comment (2019-09-09): Corrected CD is not required as a COC has been provided for the fee changes.	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775912	XXXXXX	495044242				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Cash From Borrower discrepancy.	Calculated Cash From Borrower of ___ is less than Guideline Cash From Borrower of ___.	A guideline exception was made at origination for the realtor to use a portion of the commission for cash to close.	808 representative FICO score > 760 guideline minimum - 48 points above guideline minimum 33.69% DTI	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-09-05): Waived with comp factors noted by originator at origination.			09/05/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775912	XXXXXX	495044242				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Evidence of Home Loan Tool Kit provided on XXXX19.			Buyer Comment (2019-09-24): Correspondent is responsible for timely delivery of disclosure, of the Home Loan Tool Kit. Agree with finding that receipt was after 3 days however, prior to consummation.			09/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775913	XXXXXX	494971271				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 23,466.84 on Final Closing Disclosure provided on XXXXXX not accurate.	Per title commitment and Tax Information Sheet: County Tax, annual, $10,311.95; City Tax, annual, $1,984.18. Per insurance dec page: Premium, annual, $2,835.11. The annual total is $15,131.24 and the monthly amount is $1,260.94. The amounts disclosed on the final CD are $23,466.84 annually or $1,955.57 monthly. Additional documentation is required to determine the source of the discrepancy.
Reviewer Comment (2019-09-13): Cured on PCCD

Buyer Comment (2019-09-13): See attached LOE and Post Consummation CD

Reviewer Comment (2019-09-12): AMC reviewed exception. The allowable tolerance for the escrow account fields on page four of the CD is $0.02 per month of property costs or $0.24 for 12 months. Total disclosed on page four of CD is $23466.84 and documentation in images indicates total should be $15131.24 ($2835.11 HOI, $10311.95 County Taxes, and $1984.18 City Taxes) Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

Buyer Comment (2019-09-12): The finding cited is accurate as the estimated fees for taxes and insurance which are non-escrow were overstated on the Final CD. The borrower was not required to bring in funds as these fees were non-escrow and will be paid directly by the borrower outside of the mortgage payment. The original lender was purchased and we have been unable to successfully obtain a curative CD. Can you please review for materiality as this was overstated so it would have been more favorable to the borrower as the amounts are lower.
																09/13/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775913	XXXXXX	494971271				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank XX): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.
Buyer Comment (2019-10-28): Transcripts in file

Reviewer Comment (2019-09-10): We do not disagree with lender's response. This exception is cited as informational EVXXB because client has elected in testing settings to accept IRS transcripts in lieu of signed tax returns. This is not an explicit violation of Appendix Q, but loan is flagged for informational purposes. No action is necessary.

Buyer Comment (2019-09-09): Disagree:  The initial 4506T was completed on October 24, XX therefore giving authorization to pull the Tax Transcripts.  Please see the IRS e-file Signature Authorization which is dated prior to pulling the tax transcripts.  The document uses a PIN which is for the signature for the tax year.  Please see the attached  initial 4506T, XX & XX IRS e-file document and signed personal and business tax returns.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775915	XXXXXX	494963973				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Appraisal Fee was paid to the lender. No invoice reflecting a third party provided is found in the loan images.			Reviewer Comment (2019-09-18): AMC received PCCD and LOE. Buyer Comment (2019-09-16): Please find attached the Revised post Closing CD and LOX		09/18/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775915	XXXXXX	494963973				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		The vesting on the final title policy is "wife and husband, as community property with right of survivorship'. The security instrument does not included the community property clause.			Reviewer Comment (2019-10-07): Recorded deed correction provided, which matches title vesting. Buyer Comment (2019-09-27): Please find attached the recorded affidavit of correction for the vesting on the Deed of Trust	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775917	XXXXXX	494959149				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Missing VOE for B1's former employment to verify start and stop dates. Any gaps greater than 30 days require a letter of explanation from the borrower.			Reviewer Comment (2019-09-25): VVOE confirming prior employment dates provided. Buyer Comment (2019-09-23): Please see the attached Verification of Employment dated XXXXXX. The W2s for XX and XX were in the file at the time of close and were used to document and support the 2 year employment history.	09/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775917	XXXXXX	494959149				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Post close CD issued XXXXXX reflects correct closing date of XXXXXX, but the file is missing a copy of the letter of explanation to the borrowers disclosing the changes made.			Reviewer Comment (2019-09-25): Sorry AMC did not receive the LOE. Please reupload. Buyer Comment (2019-09-23): Please see attached Letter of Explanation Buyer Comment (2019-09-19): XXXXX does not require and LOX for loans in an Escrow States Reviewer Comment (2019-09-11): AMC reviewed exception.SitusAMC follows the SFA (fka SFIG) TRID review scope. Under the SFA Review Scope, corrected CD and LOE are required to remediate the exception. Buyer Comment (2019-09-10): Disagree,this is an escrow state and the PCCD was issued prior to AMC's review, a LOX is not required.			09/19/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775917	XXXXXX	494959149				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $175 provided on final CD.					09/06/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775917	XXXXXX	494959149				Credit	Credit	Credit Calculation / Analysis	Guideline Issue: Insufficient tradelines per credit guidelines		2 trade lines < 3 minimum requirement per guidelines.	$17,119 residual income 56.87 months reserves > 15 months guideline minimum - borrowers have verified reserves of $x,xxx.xx Borrowers made a down payment of $1,024,295 from their own funds on this purchase transaction.	Originator Originator Originator	Reviewer Comment (2019-09-09): Waived with comp factors provided by lender			09/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775919	XXXXXX	494951971				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years current employment.	Third party verification of borrower's self-employment is not provided. The income record is entered to account for the Sch C loss reflected on the 1040.
Reviewer Comment (2019-09-11): Loan file contains two years tax returns and P&L for an additional 15 months.

Buyer Comment (2019-09-10): Disagree:  Negative income from XXXXXX  was used for qualifying. "Verification of self-employed businesses by a third-party source is not required, as no income from the self-employed business was used for qualification purposes." Under § 1026.43(c)(2)(ii), a creditor must verify a consumer's current employment status only if the creditor relies on the consumer's employment income in determining the consumer's repayment ability. For example, if a creditor relies wholly on a consumer's investment income to determine repayment ability, the creditor need not verify or document employment status.
															09/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775919	XXXXXX	494951971				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The date on which the document was issued is not disclosed. Entered date on which borrowers acknowledged receipt of the list.			Buyer Comment (2019-09-26): Borrower acknowledged receipt of form prior to the consummation of the loan			09/26/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775919	XXXXXX	494951971				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment (2019-09-19): In state where the courts have not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable Buyer Comment (2019-09-16): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.			09/19/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775920	XXXXXX	494944086				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $6,501.79 and disclosure timing violations.	Evidence of receipt or acknowledgment of document not found.			Reviewer Comment (2019-10-01): AMC received E consent. Exception Cleared. Buyer Comment (2019-09-30): Please see the attached E-consent	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775920	XXXXXX	494944086				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Reviewer Comment (2019-10-11): Provided Right to Cancel on H-9 form, letter to borrower, and proof of delivery Buyer Comment (2019-10-10): See attached ROR, Letter to borrower and Proof of delivery Reviewer Comment (2019-09-30): While the forms may be similar the requirement to use the correct one is what AMC is testing for. The correct form was not used, exception remains open. Buyer Comment (2019-09-26): The form provided is substantially similar to the H-9 form. The form used is acceptable.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775920	XXXXXX	494944086				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,762.62 on Final Closing Disclosure provided on XXXXXX not accurate.	The semi-annual tax amount used by the lender to calculate the property costs is $4,855.50. The tax amount per the preliminary title report is $4,855.20. This difference is the source of the discrepancy.			Reviewer Comment (2019-10-18): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-17): Please see attached corrected PCCD and LOE Reviewer Comment (2019-10-01): AMC received PCCD correcting total property costs and LOE however it appears HOA dues were not included. The appraisal indicates HOA dues of $7XXmo. Please provide corrected CD and LOE to cure. Buyer Comment (2019-09-30): Please see the attached PCCD		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775920	XXXXXX	494944086				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.				Reviewer Comment (2019-10-01): AMC received E consent. Exception Cleared. Buyer Comment (2019-09-30): Please see the attached E-consent	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775920	XXXXXX	494944086				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Minimum Loan Amount discrepancy.		Per guidelines, minimum loan amount is conforming loan limit +$1. Limit for property county is $704,950, which is less than the loan amount.			Reviewer Comment (2019-09-30): Loan has been confirmed to be within the correct conforming loan limit. Buyer Comment (2019-09-30): Disagree: XXXXXX Jumbo 30yr fixed allows Conforming plus $1. High balance counties limits do not apply on this product. The conforming loan limit is $484350.00. The loan amount XXXXXXXX. The loan meets the guidelines for Jumbo fixed. Please see the attached guidelines.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775921	XXXXXX	494944055				Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided		Per guidelines, loan amounts > $1,000,000 require two full appraisals. Only one appraisal is provided for review.
Reviewer Comment (2019-09-16): Received and cleared

Buyer Comment (2019-09-12): Disagree: Please see the attached Guidelines from November which state

Reviewer Comment (2019-09-11): Reviewed attached guidelines referenced in lender's response, however, the attached guidelines were not in effect at time of origination.  The guidelines were dated XXXX19 and the Note date was XXXXXX.  Applicable guidelines were dated XXXXXX and appraisal requirements indicated two full appraisals were required for loan amounts between $1,000,001 and $3,000,000.

Buyer Comment (2019-09-10): Disagree:  Please see the attached Guidelines for the XXXXXX Jumbo Fixed.  XXXXXX is a Division of XXXXX Bank.  Per the Guidelines the loan only requires 1 appraisal due to the loan amount not exceeding $2,000.000.00.  Also a CDA was completed by the Appraisal Review Department  due to the loan amount being greater than $1,000,000.00.Please see the attached.
															09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775921	XXXXXX	494944055				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years current employment.	Third Party Verification of the three business entities is not provided.
Buyer Comment (2019-10-17): Per Reg Z you only have to document income. A loss of income therefore would not need a VOE. It should only be considered in calculating ability to repay.

Reviewer Comment (2019-10-10): Same documents that have already been reviewed were provided.  Still missing XXXXXX  verification of employment dates as a partner of greater than 25% verified. The loan file only has VVOE for XXXXXX   A VVOE or business license would work.  Anything that verifies the borrowers state date as a partner of those two businesses.

Buyer Comment (2019-10-09): Per Reg Z you only have to document income. A loss of income therefore would not need a VOE. It should only be considered in calculating ability to repay.

Reviewer Comment (2019-10-07): The VVOE provided is noted to be for just one of the borrowers buisnesses, income from three business was used to qualify therefore verification for all three businesses is needed to meet QM requirements.

Buyer Comment (2019-09-30): Please see the attached VVOE with the information completed in the correct section.

Reviewer Comment (2019-09-16): Borrower has a current ownership interest in 3 businesses. File contains a processor VVOE completed on 1 of these businesses based upon an internet search, indicating 10 years. However, a similar search is not present for the other 2 businesses. Further, this VVOE form is competed in the "Employed by Others" section as opposed to "Self Employed".

Buyer Comment (2019-09-10): Disagree:  Negative income was used from  XXXXXX  qualifying. "Verification of self-employed businesses by a third-party source is not required, as no income from the self-employed business was used for qualification purposes." Under § 1026.43(c)(2)(ii), a creditor must verify a consumer's current employment status only if the creditor relies on the consumer's employment income in determining the consumer's repayment ability. For example, if a creditor relies wholly on a consumer's investment income to determine repayment ability, the creditor need not verify or document employment status.  Please see the attached verification of Employment for XXXXXX . Verification of self-employed businesses by a third-party source was obtained within 30 calendar days from the Note date of March 16, XX.
																	10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775922	XXXXXX	494938546				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XXXXXX disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table.	Summary of fees on page 3, Calculating Cash to Close table reflects $930,753.27. The Summaries of Transactions cash to close reflects $931,428.27.			Reviewer Comment (2019-09-16): SitusAMC received required documents, exception is cured. Buyer Comment (2019-09-13): XXXX19, Please see the attached corrected CD showing the corrected Summart of Fees on page 3 along with the Letter of Explanation.		09/16/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775922	XXXXXX	494938546				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 20,463.63 on Final Closing Disclosure provided on XXXXXX not accurate.	Including the HOA, the total property costs over 1 year should be $10,557.06 versus $20,463.63 which is what the final CD reflected. No evidence of a corrected CD.			Reviewer Comment (2019-09-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-13): XXXX19, Please see the attached corrected CD for the estimated property costs over year 1, documentation on how figures were arrive at and LOX.	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775922	XXXXXX	494938546				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan will have an escrow account.	No box was selected on the final CD.			Reviewer Comment (2019-09-16): SitusAMC received required documents, exception is cured.		09/16/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.				Reviewer Comment (2019-09-30): XX are the most recent tax returns Buyer Comment (2019-09-27): Disagree. At the time the loan closed, the XX returns would be the most recent. XX Tax return filing date is XXXXXX, not XXXXXX; and, the Note date was XXXXXX and the loan disbursed XXXX19	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $797.50 exceeds tolerance of $569.00 plus 10% or $625.90. Insufficient or no cure was provided to the borrower.	$171.60 violation due to increase in Survey Fee and Recording Fee Total. Note that the service provider for the Survey Fee was disclosed on the Settlement Service Providers List, thus, is subject to the 10% tolerance.			Reviewer Comment (2019-09-30): Amount cured at closing $216.15 covers the appraisal fee, tax service and 10% tolerance for recording fee increase. The survey fee was not paid to a provider on SSPL and has been moved to the 0% tolerance category. Exception for 10% tolerance violation has been cleared. Buyer Comment (2019-09-26): The survey on the final CD dated XXXX19 is with EBI Surveying, the service provider was listed as XXXXXX, therefore this should not be included in testing	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $600 on LE dated XXXXXX, but disclosed as $610.00 on Final Closing Disclosure.			Reviewer Comment (2019-09-30): Cured at closing. Buyer Comment (2019-09-26): See attached revised CD with lender credits.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $79.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-09-30): Cured at closing. Buyer Comment (2019-09-26): See CD with lender credit in the amount of $216.15 for increase in closing costs above legal limit.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years current employment.	Third party verification of self-employment provided is insufficient. The VVOE obtained by the lender indicates that the contact providing the data is the borrower's spouse, who is also the CPA.			Reviewer Comment (2019-10-09): Rcvd Business Entity document reflect date borrower filed business and still active. Reviewer Comment (2019-09-30): The most recent document provided is illegible. Buyer Comment (2019-09-26): See attached from the XXXXXX showing company in business since 2003 and registered agent is borrower	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $260.60 for various 0% and 10% tolerance violations was not provided. The cure of $216.15 provided at closing is insufficient to address all tolerance violations.			Reviewer Comment (2019-10-04): Survey was paid to borrower selected provider. Reviewer Comment (2019-09-30): Exception will remain open until all tolerance exceptions have been addressed.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower.	Survey fee was not paid to a provider on SSPL. Please provide an attestation letter as to whether this fee was required by title or the lender. If it was not, then it should be disclosed in Section H as a Borrower option fee.			Reviewer Comment (2019-10-04): Survey was paid to borrower selected provider. Buyer Comment (2019-10-03): Below is from the commitment we have in the file, schedule B. 2. Facts which would be disclosed by an accurate and comprehensive survey of the premises herein described.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $147.50 exceeds tolerance of $19.00 plus 10% or $20.90. Sufficient or excess cure was provided to the borrower at Closing.						10/04/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing.						10/04/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775923	XXXXXX	494938524				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $79.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.						10/04/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775924	XXXXXX	494937397				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Minimum Loan Amount discrepancy.		The conforming loan limit for the property county is $726,526.00. The loan amount is less than the limit.
Reviewer Comment (2019-10-07): Cleared.  Guidelines page 4 state minimum loan amount is $1 over conforming loan limit.  Conforming loan limit for XX is $484,350 + $1 = minimum loan amount $484,351.

Buyer Comment (2019-09-30): Disagree: XXXXXX  Jumbo 30yr fixed allows Conforming plus $1.  High balance counties limits do not apply on this product.  The conforming loan limit is $484350.00.  The loan amount $657,000.00.  The loan meets the guidelines for Jumbo fixed.  Please see the attached guidelines.

Reviewer Comment (2019-09-26): The guideline provided still indicates the minimum loan amount is the conforming limit +$1.  According to our research that is $726,526 and therefore the loan amount is below that.

Buyer Comment (2019-09-23): Please see the Guidelines from April XX.

Reviewer Comment (2019-09-16): Guides provided in response are dated XXXX19, loan closed XX18 before these guides were implemented.

Buyer Comment (2019-09-11): Disagree:  The loan was originated by XXXXXX  which is a division of XXXXX.  Please see the attached XXXXXX  Jumbo Fixed Guidelines which state the minimum loan amount : Conforming loan limit plus $1 and the maximum : refer to product eligibility grid (attached).
															10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775925	XXXXXX	494937081				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock disclosure was not provided or found in file			Reviewer Comment (2019-09-30): rate lock provided. Buyer Comment (2019-09-25): Disagree - Lock History has been uploaded.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775925	XXXXXX	494937081				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of XXXX19 but the transaction consummation mortgage notary date was XXXX19.
Reviewer Comment (2019-10-22): SitusAMC received corrected CD dated XXXX19.  LOE is not required as lender corrected item prior to SitusAMC's review.

Buyer Comment (2019-10-21): In escrow states XXXXX does not require evidence of the LOE.

Reviewer Comment (2019-10-14): Corrected Closing Disclosure received. LOE to borrower still required to cure.

Buyer Comment (2019-10-10): Signed Final CD, PCCD, and Final Settlement Statement for XXXXXX has been uploaded.

Reviewer Comment (2019-09-30): PCCD provided is for a different property address and loan amount.

Buyer Comment (2019-09-27): Please see the attached Signed CD, PCCD, and settlement statement
																10/22/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775925	XXXXXX	494937081				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,298.09 on Final Closing Disclosure provided on XXXXXX not accurate.	Amount of Estimated Property Costs over Year 1 of 10,298.09 on Final CD is inaccurate. Actual costs are $14,735.16
Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided.  Master policy includes Walls In thus the HO-6 is optional and not a lender requirement

Buyer Comment (2019-10-29): XXXX19 Updated CD and Letter of Explanation for XXXXXX has been uploaded

Reviewer Comment (2019-10-29): Please provide Corrected CD and LOE to borrower.  PC-CD received issued XXXXXX is not for the subject property and has a different loan amount and interest rate.  Please provide PC-CD and LOE for subject property.

Reviewer Comment (2019-10-23): AMC reviewed exception. The HOA policy is billed to the HOA rather than the borrower. The HO6 insurance is not required as master policy has walls in insurance therefore should not be included in the non escrowed property costs. The remaining amount is taxes of $11234.28. Please provide a corrected CD and LOE to cure.

Buyer Comment (2019-10-21): XXXX19 The attached PCCD dated XXXX19 shows the correct monthly payment of $1097.13 on page 1 and Total cost over 1 Year on page 4 of $12,068.43. The master insurance policy also attached covering 3 units with a total premium of $5,794 devided by 3 = 1,931.33 devided by 12 months = 160.94. Tax $936.19 + Insurance $160.94 = $1097.13 x 11 = $12,068.43.

Reviewer Comment (2019-10-14): Letter of Explanation & Corrected Closing Disclosure required to cure.  Post Close CD reflects $1,097.13 for monthly taxes and insurance.  Calculated amount is $1,227.93 ($291.74 for insurance and $936.19 for taxes)

Buyer Comment (2019-10-10): Signed Final CD, PCCD, and Final Settlement Statement for XXXXXX has been uploaded.

Reviewer Comment (2019-09-30): The PCCD provided is for a different property address and loan amount.

Buyer Comment (2019-09-27): Please see the attached Signed CD, PCCD, and settlement statement
																10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775925	XXXXXX	494937081				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.						09/09/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775925	XXXXXX	494937081				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX.				Reviewer Comment (2019-10-11): Provided CD reflecting correct disbursement date. Buyer Comment (2019-10-10): Signed Final CD, PCCD, and Final Settlement Statement for XXXXXX has been uploaded. Reviewer Comment (2019-10-07): The CDs provided show a property address of XXXXXX t; however, the subject property address is XXXXXX . Please provide the correct CDs for the subject property. Buyer Comment (2019-09-27): Please see the attached Signed CD, PCCD, and settlement statement	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $55,876.51 and disclosure timing violations.	Evidence of receipt or acknowledgment of document not found.			Reviewer Comment (2019-10-02): AMC received E Consent. Exception Cleared. Buyer Comment (2019-10-01): Please see the attached e-consent	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXXXX disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects Finance Charges of ($959,179.94) however calculated Finance Charges reflects ($962,081.14).			Reviewer Comment (2019-10-01): City and Village taxes are not APR fees.	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for (Loan Discount fee) of ($18,000.00) was not provided.			Reviewer Comment (2019-10-01): Valid COC provided, revised LE wet signed by the Borrower.	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Evidence of receipt or acknowledgment of document not found.			Reviewer Comment (2019-10-02): AMC received E Consent. Exception Cleared. Buyer Comment (2019-10-01): Please see the attached e-consent	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $28,500.00 exceeds tolerance of $10,500.00. Insufficient or no cure was provided to the borrower.	Fee was disclosed on Loan Estimate, per electronic signature. Missing required e-sign consent agreement.			Reviewer Comment (2019-10-01): Valid COC provided, revised LE wet signed by the Borrower.	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower.	Cure for Zero Percent Fee tolerance exceeded for Appraisal Fee evidenced on Final CD as Lender Credit to the borrower.			Reviewer Comment (2019-10-01): Cured at closing	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (Partnership).	Missing the required, signed business tax returns for XX and XX for the business entity, XXXXXX,. Due to client testing settings, IRS business transcripts for that business are also acceptable.			Reviewer Comment (2019-10-07): Signed XX and XX 1065 provided. Buyer Comment (2019-10-02): Attached are the signed business tax returns for XX and XX for the business entity, XXXXXX	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing the required, signed business tax returns for XX and XX for the business entity, XXXXXX,. Due to client testing settings, IRS business transcripts for that business are also acceptable.			Reviewer Comment (2019-10-07): Signed XX and XX 1065 provided. Buyer Comment (2019-10-02): Attached are the signed business tax returns for XX and XX for the business entity, XXXXXX	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775926	XXXXXX	494935972				Credit	Insurance	Insurance Analysis	Insurance address does not match Note address.		Dec Page reflects XXXXXX and the Note reflects XXXXXX			Reviewer Comment (2019-10-07): Corrected policy provided. Buyer Comment (2019-10-01): Please see the attached Insurance	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775926	XXXXXX	494935972				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing.					10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775927	XXXXXX	494934069				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	The file only contains personal tax return extension and not business extension.
Buyer Comment (2019-09-23): Waiving based upon comments above stating no action needed, as it was just a notification of the longer then expected time lapsed between the most recent tax returns and the closing date. No exception to be cleared

Reviewer Comment (2019-09-19): Initial diligence firm remarks were mis-leading and not representative of the root cause for the exception. We agree that at the time of application in March XX the XX & XX tax returns were the most recent available. Agree with all other remarks in lender's response. The reason this exception is cited is merely to place a flag on the loan alerting a potential purchaser or rating agency that a longer than desired time elapsed between the most recent returns in file and closing. Nothing needs to be done to clear this exception, it's merely cited as informational to place a flag on the loan so it stands out alongside another file that may have more recent returns present.

Buyer Comment (2019-09-17): XX10 - Disagree:  At the time of application March 29, XX the XX and XX Business Tax Returns would be the most current. XX Personal and Business Tax Returns would not have been required to be filed until April 15, XX.    Please see the XXXXX Guidelines Table which describes which tax related documentation to obtain depending on the application date and disbursement date of the mortgage loan.  If the borrower has not file his or her returns with the IRS for the previous tax year the borrower must provide XX and XX Tax Returns and the XX Tax Transcripts must show "No Record Found" .  Please see the attached Tax Transcripts.   There is also a completed and signed 4506T for the tax years provided by the borrower.
Exception: For business tax returns, if the borrower's business uses a fiscal year (a year ending on the last day of any month except December), the lender may adjust the dates in the above chart to determine what year(s) of business tax returns are required in relation to the application date/disbursement date of the new mortgage loan..
																	09/23/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775927	XXXXXX	494934069				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	The primary and secondary valuation discloses property values as $1,735,000.
Buyer Comment (2019-09-26): XXXXX used the lesser of the acquisition cost or the value as determined by the appraiser as the appraised property value. Based upon that and a change to the CD would impact the LTV that was used to UW the loan and the fact that the borrower received the appraisal confirming the actual property value, a PCCD is not being issued.

Reviewer Comment (2019-09-24): To cure a Corrected CD using the "estimated appraised value" as the source for the Property Value on page 1 along with an LOE to the Borrower is required to cure.

Buyer Comment (2019-09-23): XXXXX uses the lesser of acquisition cost or the value as determined by the appraiser, as the Appraised Prop. Value. The Regulation does not appear to prohibit this practice or define and mandate the Appraised Prop. Value amount as the amount only determined by the appraiser.

Reviewer Comment (2019-09-18): The issue is that the CD indicates the appraised value was used, if a different value is used, the CD should match what source was used.  To cure a Corrected CD and LOE are required.

Buyer Comment (2019-09-16): The appraised value used was the lesser of the acquisition cost or the appraised value due to the fact that the refinance occurred less than 12 month after purchase.
																	09/26/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775927	XXXXXX	494934069				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of appraisal being sent to the borrower prior to closing.			Reviewer Comment (2019-09-18): Evidence of receipt for both appraisal provided. Buyer Comment (2019-09-16): Please find attached the valuation tracking to show that the borrower was provided a copy of the appraisal at least three days prior to closing	09/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775928	XXXXXX	494933347				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	Missing Lease Agreement			Reviewer Comment (2019-10-07): Lease agreement provided. Buyer Comment (2019-10-02): Attached is the Lease	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775928	XXXXXX	494933347				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 20,027.40 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $20,027.40 on page 4; however the taxes, HOA, and HOI are $26,009.04 per year.
Reviewer Comment (2019-10-17): SitusAMC received required documents, exception is cured.

Buyer Comment (2019-10-16): Please find attached documentation for the fee amounts used on the CD. the tax certificate showing tax amount as $18650.08 and Insurance invoice for $3489.

Reviewer Comment (2019-10-14): Received PCCD with Property Costs on page 4 increased to $22,768.32, however, the Taxes ($1,880.67), HOI ($234.33) and HOA ($52.42) is $2,167.42 x 12 = $26,009.04 annually.  No other supporting documentation for lower costs was provided for review.  Exceptions stands.

Buyer Comment (2019-10-10): See attached
																10/17/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775928	XXXXXX	494933347				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing Lease Agreement for XXXXXX,			Reviewer Comment (2019-10-07): Lease agreement provided. Buyer Comment (2019-10-02): Attached is lease for XXXXXX property	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775928	XXXXXX	494933347				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final Closing Disclosure is dated XXXXXX and the loan closed XXXXXX.			Reviewer Comment (2019-10-11): Evidence of earlier receipt provided.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775928	XXXXXX	494933347				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.					Reviewer Comment (2019-10-11): Provided Post Disaster Inspection dated XXXXXX with no evidence of damage. Buyer Comment (2019-10-11): See attached Disaster Inspection	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775928	XXXXXX	494933347				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	The LE dated XXXX19 was not confirmed to be electronically received, therefore the mailbox rule applies.			Buyer Comment (2019-10-11): Agree with finding that the borrower acknowledged the CD electronically and the LE was sent via regular mail. All timing requirements were met as the LE was delivered 4 days prior to consummation although the borrower acknowledged the CD prior to LE due to the form of delivery.			10/11/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775929	XXXXXX	494929941				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-16): Received	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775929	XXXXXX	494929941				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XXXXXX used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer.	The Collateral Desktop Analysis was disclosed as 'CDA' on the LE and/or CD.			Buyer Comment (2019-09-19): Agreed abbreviation for term was used however, it is known in the industry and can be comprehensively identified as such.			09/19/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775929	XXXXXX	494929941				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Unable to test disclosure of Home Loan Toolkit due to missing information.	The booklet is undated and no other evidence of delivery date is provided.			Reviewer Comment (2019-09-12): Evidence of receipt provided.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775929	XXXXXX	494929941				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	The booklet is undated and no other evidence of delivery date is provided.			Buyer Comment (2019-09-19): As the borrower did receive the Home Loan Tool Kit and is considered non-material. Waiving Condition Reviewer Comment (2019-09-12): After further review, the receipt date for the Home Loan Tool Kit is past the timing requirement for a loan app date of XXXX`9. Please provide evidence of earlier receipt. Reviewer Comment (2019-09-12): Evidence of receipt provided.			09/19/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775930	XXXXXX	494927821				Credit	Credit	Miscellaneous	Credit Exception:		Approved lender exception in file, per appraiser property is not being used as AG, the site is zoned as AG and is residential and not a working farm or being utilized for commercial agriculture use. Appraisal noted the property is 4.45 acres. Compensating factors include 36 months reserves after close, FICO 50+ points over program requirement and income continuously increasing yearly.	776 representative FICO score > 720 guideline minimum - 50+ points above guideline minimum 36 months reserves > 9 months guideline minimum - borrowers have verified reserves over $1.1 million.	Originator Originator	Reviewer Comment (2019-09-10): Lender waived with comp factors			09/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775931	XXXXXX	494926377				Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Per the title commitment, the original lender is XXXXXX
Reviewer Comment (2019-10-18): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided

Buyer Comment (2019-10-17): Please see attached Letter of Explanation, Proof of Delivery and use of the correct model form - H8.

Reviewer Comment (2019-10-08): The RTC forms provided are still showing on the H-9 form.  The right to rescind was reopened; however, the form is still incorrect, as it should be the H-8 form.

Reviewer Comment (2019-09-19): The EV2-B grading being referred to in rebuttal refers to when an H-8 form was used instead of an H-9. In those circuit court jurisdictions where caselaw has not yet been decided, an EV2-B grade is cited accordingly. However, in all circuit court districts, when a H-9 form is used instead of an H-8, the grading remains an EV3-C based on the incorrect model form being used.

Buyer Comment (2019-09-11): XXXXXX, Disagree - Response (B Non-Material): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.
																10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775931	XXXXXX	494926377				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of the appraisal being sent to the borrower prior to closing.			Reviewer Comment (2019-09-17): Audit checklist provided confirming appraisal sent to borrower. Condition is cleared. Buyer Comment (2019-09-17): XXXXXX, See attached documentation showing appraisal being sent to borrower.	09/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775931	XXXXXX	494926377				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Borrower signed acknowledgment of Receipt of Disclosures at closing.			Reviewer Comment (2019-09-17): E-Sign documentation provided. Condition is cleared. Buyer Comment (2019-09-11): XXXXXX, Disagree - See attached Borrower signed acknowledgment of Receipt of Disclosures at closing.	09/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775931	XXXXXX	494926377				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX.	.			Reviewer Comment (2019-10-18): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775932	XXXXXX	494925080				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	The borrower signed the waiver but there is not proof that the borrower received the appraisal at close in the file			Reviewer Comment (2019-09-12): Evidence of appraisal receipt provided. Buyer Comment (2019-09-12): Certification of Receipt of Appraisal has been provided.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775932	XXXXXX	494925080				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The Home Loan Toolkit was not found in the file			Reviewer Comment (2019-09-12): Evidence of receipt provided.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775933	XXXXXX	494924131				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Creditor did not provide Your Home Loan Toolkit Disclosure to applicant.			Reviewer Comment (2019-09-16): Received Buyer Comment (2019-09-16): Please see the attached proof of receipt	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Administration Fee of $940 was not provided. The file does not have a valid change of circumstance for the increase in fee.
Reviewer Comment (2019-10-21): Tolerance exceptions are addressed. Exception Cleared.

Buyer Comment (2019-10-18): PCCD shows corrected Calculating Cash to Close table. Document has been provided.

Reviewer Comment (2019-09-26): If the initial broker issued LE was provided to the borrower then the lender is bound by the fees disclosed on the broker issued LE.  Either proof the broker issued LE was not provided to the borrower or a cure is required.

Buyer Comment (2019-09-25): Disagree.  The $940 Administration fee was disclosed on the Initial LE dated XXXXXX as well as all subsequent LEs and Closing disclosures. No COC was needed and no TRID violation occurred, thus no cure was required.. See Initial LE attached
															10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $940.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on initial Loan Estimate dated XXXXXX. Fee was re-disclosed to $940 on LE dated XXXXXX, but the file does not have a valid change of circumstance for the increase in fee.
Reviewer Comment (2019-10-14): AMC received PCCD indicating principal reduction however indicating it is to offset charges and is to borrower is not indicated. A LOE and pay history was received as well. Please provide corrected CD to cure.

Buyer Comment (2019-10-10): See attached

Reviewer Comment (2019-09-26): If the broker issued LE was provided to the consumer, then the lender is bound by the disclosure.  Corrected CD, LOE, copy of the refund check, and proof of mailing required to cure.

Buyer Comment (2019-09-25): Disagree. XXXXX takes responsibility for issuing the LE and disclosure for Broker loans, once the 6 pieces of information constituting an application have been received. For this loan the LE was disclosed on XXXXXX.. See attached Loan Summary Report for proof of when the Initial LE was disclosed.
															10/14/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Title commitment shows original lender was XXXXXX and XXXXXX, which is not the same lender on this refinance transaction. The Note shows the Lender is XXXXXX. The H-8 form should have been used.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-07): Please find attached the corrected Right to Cancel, LOX and Proof of Delivery	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure provided at closing and not within 3 business days of application.			Buyer Comment (2019-10-04): The disclosure was delivered to the borrower agree however, that a date was not present on the form. Since there is evidence that it was provided to the borrower and deemed non-material waiving exception.			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	TRID Post Close CD Principal Reduction used for Tolerance Violation w/o statement Alt. CD	TILA-RESPA Integrated Disclosure: Post Close Closing Disclosure provided on XXXXXX did not disclose a statement that principal reduction is being used to offset excess charges.	AMC received PCCD indicating principal reduction however the principal reduction does not indicate it is being used to offset excess charges. Please provide a corrected CD to clear			Buyer Comment (2019-10-18): The Lender Cure Credit provided on CD and letter of explanation proves the PR was provided to offset excess charges. In addition to the PR applied to the principal. Reviewer Comment (2019-10-17): AMC received pay history. The exception is regarding the PR stated on the CD. The PR must state the payee and it is due to offset excess charges. Please provide a corrected CD to clear. Buyer Comment (2019-10-15): Please see attached history to see how principal reduction in the amount of $940 was applied.			10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Payee Not Disclosed for Principal Reduction	Principal reduction used for tolerance cure did not disclose the payee.	AMC received PCCD indicating principal reduction however it does not indicate the PR is to borrower. Please provide a corrected CD to clear.			Buyer Comment (2019-10-18): The Lender Cure Credit provided on the CD and the letter of explanation proves the PR was provided to offset excess charges in addition to the PR applied to the principal. Reviewer Comment (2019-10-17): AMC received pay history. The exception is regarding the PR stated on the CD. The PR must state the payee and it is due to offset excess charges. Please provide a corrected CD to clear. Buyer Comment (2019-10-15): Please see attached history to see how principal reduction in the amount of $940 was applied.			10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775935	XXXXXX	494919664				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $940.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating principal reduction however indicating it is to offset charges and is to borrower is not indicated. A LOE and pay history was received as well. Please provide corrected CD to cure.			Buyer Comment (2019-10-18): The Lender Cure Credit provided on the CD and the letter of explanation proves the PR was provided to offset excess charges in addition to the PR applied to the principal. Reviewer Comment (2019-10-17): AMC received pay history. The exception is regarding the PR stated on the CD. The PR must state the payee and it is due to offset excess charges. Please provide a corrected CD to cure. Buyer Comment (2019-10-15): Please see attached history to see how principal reduction in the amount of $940 was applied.			10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775936	XXXXXX	494918665				Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	-		24.97% DTI on this full doc loan < 43% guideline max 64% LTV Borrower Credit Profile is strong, with low consumer debt of $703.00, consumer credit represents less than 5% of his/her monthly debt service. Borrower has employment stability for 20 years and co-borrower for 11 years in XXXXXX as an XXXXXX The Borrower's on this full documentation loan has a disposable income of $12,438.98, with monthly earnings of $16,578.73. Borrower's overall housing expense is decreasing by 14%, from $3,601.00 to $3,102.77. Borrower on this full documentation loan has over 6 months of verified reserves.	Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-10-24): Waived with multiple Comp Factors Reviewer Comment (2019-10-24): Credit report was 93 days old on the date of Consummation. For Jumbo Loans, XXXXXX guidelines requires credit report to be dated no later than 90 days. As this is in investor overlay and the number of days over is minimal, the risk is minimal. Waiving exception w/ multiple comp factors, E2.			10/24/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775936	XXXXXX	494918665				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	No invoice was provided. Appraisal fee, was paid to the lender.			Reviewer Comment (2019-09-30): AMC received PCCD and LOE. Buyer Comment (2019-09-26): Please find attached the Revised Post Closing CD and Letter of Explanation		09/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775936	XXXXXX	494918665				Credit	Insurance	Insurance Analysis	Insurance address does not match Note address.		Dec Page reflects the city is XXXXXX and the Note reflects the city is XXXXXX.			Reviewer Comment (2019-09-30): Corrected EOI received. Buyer Comment (2019-09-26): Please find attached the updated Evidence of insurance as well as address verification for the City name of XXXXXX initially used.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775936	XXXXXX	494918665				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Doc was signed at closing.			Reviewer Comment (2019-09-30): Evidence of earlier receipt has been provided. Buyer Comment (2019-09-26): Disagree. The Application date is XXXX19 and the Homeownership Counseling Org list is dated XXXX19 as evidenced by the document attached	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775936	XXXXXX	494918665				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		24.97% DTI on this full doc loan < 43% guideline max 64% LTV 727 FICO	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-09-25): Lender approved with comp factors at origination			09/25/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775937	XXXXXX	494914126				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	XXXXXX indicates Disclosure may have been sent XXXXXX, however there is no documentation in loan file to confirm.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-24): XXXX19 List of Homeownership Counseling Organizations has been uploaded. Buyer Comment (2019-10-22): See attached	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775937	XXXXXX	494914126				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Closing Date is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-09-26): Lender identified error and corrected prior to SitusAMC's review. No LOE is required. Buyer Comment (2019-09-25): Disagree - In Escrow states XXXXX does not require evidence of the Letter of Explanation		09/26/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775937	XXXXXX	494914126				Compliance	Compliance	Federal Compliance	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank XX): Individual Loan Originator not in approved license status to conduct loan origination activities.	Per NMLS database, the originator was licensed with XXXXXX until XXXXXX, at which point the license became inactive. The new license under XXXXXX was not active until XXXXXX. The loan Closed on XXXXXX.			Buyer Comment (2019-11-01): Non Material Finding Waiving exception Reviewer Comment (2019-11-01): LO was actively licensed at the time of the initial application and beyond the interest rate lock. LO was transitioning to new company as lender was closing their doors. Regraded to eV2 as the closign of the loan was in the consumer's interest.			11/01/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.00 exceeds tolerance of $120.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $120.00 on LE dated XXXXXX, but disclosed as $123.00 on Final Closing Disclosure.			Reviewer Comment (2019-09-25): $3 cure for credit report fee was issued on CD dated XXXX19 included in original TPR file		09/25/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate and was added to the final CD as a shop-able fee. The fee is payable to XXXXXX, which is not the same party, XXXXXX,, that the borrower selected. It is unclear if the borrower was allowed to shop for the service or if the service was sourced.			Reviewer Comment (2019-09-30): AMC reviewed exception. The fee was outsourced by chosen provider. Exception Cleared.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Borrower provided XX Tax Extension, XX & XX P&L, XX and XX 1040's. Missing Tax Extension for XX.
Buyer Comment (2019-10-09): Per comments, the borrower had an extension so waiving exception.

Reviewer Comment (2019-10-07): The exception is triggered due to the loan application date being after the tax filing dead line and that years returns not being in file.  The exception is fired as a EV-2  to recognize the extension in place, but still to alert the necessary parties that technically the most recent returns are not provided.  Accepting the exception does not change the grade issued and the exception can be waived by the client.

Buyer Comment (2019-10-01): There would be no tax extension required to be filed for XX as XX is the most recent tax year that requires filing with the IRS. Borrower provided XX tax extension, XX YTD Profit & Loss statement and balance sheet through first quarter of the year, XX year end Profit & Loss statement and balance sheet, and the XX and XX personal and business tax returns. File contains the required self-employment income documentation.
																	10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $5,079.00 and disclosure timing violations.	The file was missing documentation verifying the borrower's consent to receive electronic documentation.			Reviewer Comment (2019-10-03): AMC received E consent. Exception Cleared.	10/03/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Lender issued disclosures electronically prior to receiving consent for electronic disclosure from borrwer. As a result, initial rendered invalid for baseline testing.			Reviewer Comment (2019-10-03): AMC received E consent. Exception Cleared.	10/03/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $880.00 on Final Closing Disclosure provided on XXXXXX not accurate.	Appraisal report shows $1,000.00 annually HOA fee. no other indication or doc to support 880.00 for Non-Escrowed Property Costs over Year 1.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): See attached corrected PCCD and LOE		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Issue is due to $5 discrepancy in title fee in addition to the $3 credit report discrepancy.			Reviewer Comment (2019-09-30): Tolerance exceptions are addressed. Exception Cleared.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775938	XXXXXX	494912251				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		Final Title reflects XXXXXX, and the Deed reflects XXXXXX,			Reviewer Comment (2019-10-07): Endorsement to final title policy provided showing correct names. Buyer Comment (2019-09-27): See attached Endorsement to final title policy with borrowers' names amended to match Security Deed and closing documents.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775938	XXXXXX	494912251				Credit	Credit	Credit Calculation / Analysis	Guideline Issue: Insufficient tradelines per credit guidelines			31.50 months reserves > 6 months guideline minimum Borrower has employment stability for 10+ years	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-09-25): Waived with comp factors by lender at origination			09/25/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775938	XXXXXX	494912251				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.00 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.						09/30/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775939	XXXXXX	494911449				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Post close CD issued XXXXXX reflects correct closing date of XXXXXX. File is missing a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-10-02): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-01): Please see attached Letter of Explanation.		10/02/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775940	XXXXXX	494910840				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations was missing from file or proof it was provided to borrower within 3 days of application. The XXXXXX indicated the Disclosure may have been sent XXXXXX, however there was no documentation in the file to confirm.			Reviewer Comment (2019-10-11): Provided Homeownership Counseling Organization List dated XXXXXX along with List of Organizations. Buyer Comment (2019-10-10): See attached Homeownership Counseling List. Reviewer Comment (2019-10-07): Document provided was a disclosure tracking summary. The actual List of Homeownership Counseling Organizations was not provided. Buyer Comment (2019-10-01): Please see the attached Doc Tracking showing that the Home Counseling Disclosure was provided on XXXX19	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775940	XXXXXX	494910840				Credit	Guideline	Guideline Issue	Unacceptable assets were used for closing or reserves.		Business assets used	48.7% LTV < 65 guideline max 754 representative FICO score > 700 guideline minimum	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-09-25): Waived with comp factor by lender at origination			09/25/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775941	XXXXXX	494910806				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years current employment.	Third party verification of borrower's self employed business was not provided.			Reviewer Comment (2019-10-07): Exception cleared Buyer Comment (2019-10-01): Borrower XXXXXX income used is social security benefits, not self-employed income per the application and attached 1008 and SS Benefit letter.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775941	XXXXXX	494910806				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Closing date of XXXXXX was corrected on post close CD issued XXXXXX. Missing copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-10-02): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-01): Please see the attached LOE		10/02/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775942	XXXXXX	494910458				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-10-10): Borrower acknowledged receipt of the List of Homeownership Counseling organizations prior to the consummation of the loan. Reviewer Comment (2019-10-07): The document provided does not list the date the disclosure was provided to the borrower. The loan file also does not contain the list date as required. Buyer Comment (2019-09-27): see attachment Buyer Comment (2019-09-27): Disagree, please see attached acknowledgement which shows the List of Homeownership Counseling Organizations was provided to borrower(s) within three days of application.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775943	XXXXXX	494905435				Credit	Insurance	Insurance Analysis	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date ___, Note Date ___	1 month was paid on the Final Closing Disclosure			Buyer Comment (2019-10-10): Agree with finding however, XXXXX has a Vendor Nat Gen that will confirm that there is adequate coverage, that has not expired in place for the property.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775943	XXXXXX	494905435				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Informational only. Borrower provided XX and XX 1040's with the XX Tax Extension.
Buyer Comment (2019-10-11): Based upon comments and the fact that an extension has been filed.

Reviewer Comment (2019-10-10): Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.

Reviewer Comment (2019-10-10): The loan file does have all required documents.  This exception is only stating that XX tax returns are not available.  There is not QM/ATR exceptions, and is not a determination of the loan changing from a QM to a Non-QM loan.  The approval will still remain a QM loan.   The exception will remain an EV2 exceptions.  No documentation will clear this unless borrower filed XX personal returns prior to closing.  Need to acknowledge that the XX taxes are not available due to the borrower filing an extension.

Buyer Comment (2019-10-04): File contained sufficient documentation to verify borrower's self-employment income for XXXXXX . Product guidelines indicate in the case where taxes for the prior year have not been filed and are between the tax filing date and the extension expiration date (typically October 15), the following are required: Copy of the filed extension, evidence of payment of any tax liability identified on the federal tax extension form, current year profit & loss (signed by the borrower), year-end profit and loss for prior year (signed by the borrower), balance sheet for prior calendar year if business is a sole proprietorship. Attached documentation includes the filed extension for XX income tax return, canceled check for payment of tax liability identified on the XX tax extension form, current P&L and balance sheet for YTD signed by borrower, and XX year-end P&L and balance sheet signed by borrower as required per product guideline.
																	10/11/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775943	XXXXXX	494905435				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Informational only. Borrower provided XX and XX 1040's with the XX Tax Extension.
Buyer Comment (2019-10-11): Based upon comments and extension filed

Reviewer Comment (2019-10-10): Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.

Reviewer Comment (2019-10-10): The loan file does have all required documents.  This exception is only stating that XX tax returns are not available.  There is not QM/ATR exceptions, and is not a determination of the loan changing from a QM to a Non-QM loan.  The approval will still remain a QM loan.   The exception will remain an EV2 exceptions.  No documentation will clear this unless borrower filed XX personal returns prior to closing.  Need to acknowledge that the XX taxes are not available due to the borrower filing an extension.

Buyer Comment (2019-10-04): File contained sufficient documentation to verify borrower's self-employment income for XXXXXX. Product guidelines indicate in the case where taxes for the prior year have not been filed and are between the tax filing date and the extension expiration date (typically October 15), the following are required: Copy of the filed extension, evidence of payment of any tax liability identified on the federal tax extension form, current year profit & loss (signed by the borrower), year-end profit and loss for prior year (signed by the borrower), balance sheet for prior calendar year if business is a sole proprietorship. Attached documentation includes the filed extension for XX income tax return, canceled check for payment of tax liability identified on the XX tax extension form, current P&L and balance sheet for YTD signed by borrower, and XX year-end P&L and balance sheet signed by borrower.
																	10/11/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775943	XXXXXX	494905435				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee was not disclosed on Loan Estimate.					09/26/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775943	XXXXXX	494905435				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Credit report fees was paid to the lender, per the CD's provided in the file.			Reviewer Comment (2019-10-15): LOE and PC-CD provided Buyer Comment (2019-10-11): Please see attached corrected CD and Letter of Explanation.		10/15/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775943	XXXXXX	494905435				Credit	Loan Package Documentation	Application / Processing	Missing Document: Tax Certificate not provided		Missing Tax Cert to verify monthly amount of $2,812.50. Tax information in file is for Land only.
Reviewer Comment (2019-10-17): Updated tax cert provided assessing entire property including structure. Total taxes are $31,195.30 / 12mon = $2599.61 / mon is less than used for qualifying of $2812.50.

Buyer Comment (2019-10-15): The property had extensive improvements between XX and XX as documented in the file. At the time the subject refinance occurred, the property had not been fully re-assessed based on the renovations made. Appraisal, title commitment, and First American Property Profile report all indicated annual property taxes of $1,607.40. UW realized this was significantly less than what the property taxes would be once the property was fully assessed and used reasonable judgement to calculate a property tax payment based on 1.25% of the current value of the property. Attached is a current copy of the tax bill that indicates the original bill date was XXXXXX and would not have been available at time loan closed and further supports property tax calculation by underwriter was justified. The tax bill reflects XX annual property taxes of $17,783.88 for the subject property, that calculate to $1,481.99 per month. A supplemental tax bill is also included that includes a bill for 327 days of prorated XX taxes for ownership of property during renovation process. The XX supplemental tax bill reflects total taxes of $13,411.42, and calculates to $1,117.62 per month. The supplemental tax bill shows the original bill date of XXXXXX, and was not available at the time loan closed and further supports property tax calculation by underwriter. The combined amount of both tax bills calculates to $2,599.61 per month, which is still less than the monthly tax calculation of $2,812.50 used by the underwriter based on 1.25% of the appraised value.

Reviewer Comment (2019-10-10): Subject transaction is a refinance.  The property has was built on 1900.  The property should have been assessed and needs to be assessed to determine the actual property taxes, not just the land.  Title and appraisal do reflect the land only property taxes.  Still need verification of the entire residential property taxes the borrower pays each years, not just the land.  For California properties the 1.25% only applies to purchase transaction.  The borrower purchase the subject property on XXXXXX, therefore the Tax Cert should be available.

Buyer Comment (2019-10-04): The property was not fully assessed as indicated by the tax amount stated in the appraisal (annual XX taxes of $2,048) and reflected on the title commitment (two installment of $803.70 for annual total of $1,607.40). XXXXX Underwriting Guidelines state: For purchases of new and existing properties in California only, property taxes may be calculated using 1.25% of the purchase price or the current tax rate as obtained from the local tax assessor's office. Underwriter used 1.25% of the appraised value of $2,700,000 that calculates to a monthly payment of $2,812.50. The tax rate based on 1.25% of the appraisal value is higher than the actual 1% tax rate based on the assessed value as standard for XXXXXX, California.
															10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,161.45 on Final Closing Disclosure provided on XXXXXX not accurate.	The monthly tax amount is $1,432.12. The costs over Year 1 total $17,186.76 but was disclosed on p. 4 as $5,729.16. This issue is not corrected on the post-closing CD.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): Please see attached updated PCCD Reviewer Comment (2019-10-04): Tax cert used for annual tax rate. To cure page 4 must reflect the Escrowed Property Costs over Year 1 as $1432.29 times either 10, 11 or 12 months, along with a Letter of Explanation is required. Buyer Comment (2019-10-03): In the Initial Exception Comments it is stated that the total costs over year should be $17,186.76. How was this figure arrive at? Per the tax cert (see attached), $8593.74x2=$17187.48. Please advise.		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	The seller CD is not found in the loan images.			Reviewer Comment (2019-10-11): Seller CD provided Buyer Comment (2019-10-09): Seller CD was found in the file and has been provided.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $558.80 on Final Closing Disclosure provided on XXXXXX not accurate.	The annual insurance premium is $1,341.12 but was disclosed on p. 4 as $447.04. This issue is not corrected on the post-closing CD.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): Please see attached updated PCCD		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $4,385.00 for Loan Discount Points and Lender Credit was not provided.			Reviewer Comment (2019-10-11): COC - loan re-locked to a lower rate - rate buy down. Buyer Comment (2019-10-09): COC has been provided for the Lender Credit / Discount Points.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No evidence of actual receipt date of the initial CD is provided. The default receipt date is XXXXXX. The Closing Date is XXXXXX.			Reviewer Comment (2019-10-04): Evidence of receipt provided. Buyer Comment (2019-10-04): Please see attached evidence borrowers received CD at least three (3) business days prior to closing electronically. Reviewer Comment (2019-10-02): AMC did not received a CD. Please re upload for review. Buyer Comment (2019-10-01): Please see attached CD to show evidence that it was received by borrowers atleast 3 days prior to closing.	10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,129.00.	Fee disclosed as -$1,129 on LE dated XXXXXX, but disclosed as $0.00 on Final Closing Disclosure. No valid changed circumstance for the decrease is provided.			Reviewer Comment (2019-10-11): COC - loan re-locked to a lower rate - rate buy down. Buyer Comment (2019-10-09): COC has been provided for the Lender Credit / Discount Points.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,256.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $0 on LE dated XXXXXX, but disclosed as $3,256.00 on Final Closing Disclosure. No valid changed circumstance for the decrease is provided.			Reviewer Comment (2019-10-11): COC - loan re-locked to a lower rate - rate buy down. Buyer Comment (2019-10-09): COC has been provided for the Lender Credit / Discount Points.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): See attached Reviewer Comment (2019-10-10): List of Homeownership Counseling Organizations Disclosure was not provided, a duplicate of the Home Loan Toolkit was provided. Buyer Comment (2019-10-09): Documentation has been provided for proof of delivery and receipt of Homeownership Counseling list.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775944	XXXXXX	494903030				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the booklet was signed at closing. Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-10): Home Loan Toolkit received showing when it was sent to borrower and received by the borrower. Buyer Comment (2019-10-09): Proof of delivery / receipt for the Home Loan Toolkit has been provided.	10/10/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775945	XXXXXX	494870626				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Evidence of electronic receipt is not evidence, therefore the mailbox rule is applied.			Reviewer Comment (2019-10-23): Evidence of earlier receipt provided. Buyer Comment (2019-10-21): XXXX19 Revised Loan Estimate E-Signed on XXXX19 has been uploaded.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775946	XXXXXX	494895928				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,627.00 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $12,627 on page 4; however the actual costs are 14,074.92.			Reviewer Comment (2019-10-09): AMC received PCCD correcting total property costs and LOE. Exception Cured. Buyer Comment (2019-10-07): Agree- Please find attached the corrected Post Close CD and LOX		10/09/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775946	XXXXXX	494895928				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Missing evidence disclosure was provided within 3 business days of application			Buyer Comment (2019-10-10): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775946	XXXXXX	494895928				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $41.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.						09/27/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775946	XXXXXX	494895928				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage must be the full replacement cost of the improvements of the Subject Property or the amount of the Loan principal, but never less than 80% of the replacement cost of the improvements of the Subject Property. No evidence of replacement cost estimator in file.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-07): Please find attached the Replacement Cost Estimate for the file.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775947	XXXXXX	494895446				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure provided at time of closing XXXXXX and not within 3 business days of application.			Buyer Comment (2019-10-04): Borrower acknowledged receipt of Home Owner's Counseling Kit.			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775948	XXXXXX	494893955				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Closing Date disclosed on the final CD is XXXXXX, however, the notary date on the security instrument is XXXXXX. This is corrected on the post-closing CD issued on XXXXXX.			Buyer Comment (2019-10-09): The Right to Cancel was updated to reflect the date of XX01 which allowed the borrower to receive the full 3 days for review and election to rescind, if desired			10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775948	XXXXXX	494893955				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	Due to the recency of the property purchase, the lender used the lesser of the purchase price ($1,058,000) or current appraised value ($1,060,000) to determine LTV.			Buyer Comment (2019-10-08): Due to the recency of the property purchase, the lender used the lesser of the purchase price ($1,058,000) or current appraised value ($1,060,000) to determine LTV.			10/08/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775948	XXXXXX	494893955				Credit	Credit	Credit Calculation / Analysis	Guideline Issue: Insufficient tradelines per credit guidelines		Trade lines < minimum requirement per guidelines.	Borrower has job stability for 18 years as a hotel owner. Borrower on this full documentation loan has a disposable income of > $12,000.00. 138 months reserves > 6 months guideline minimum - borrowers have verified reserves of $790,573.01. Co-borrower FICO is 56 points over minimum requirement.	Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-10-03): Waived at origination with comp factors			10/03/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-07): See attached XXXXX Bank Payoff Statement which documents no prepayment penalty.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,378.74 on Final Closing Disclosure provided on XXXXXX not accurate.	After review of the documents provided in loan file. The amount of estimated property costs over year 1 is $13,740.12, not $12,378.74 as reflected on the final CD issued XXXXXX and Post-Close CD issued XXXXXX. The monthly escrow calculations are; $268.00 ($3,216) per month HOI; $793.68 ($9,524.16) per month property taxes; and $83.33 ($1,000) per month HOA Dues. Therefore, a post-close CD and LOE addressed to the borrower regarding the changes to the CD.
Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured.

Buyer Comment (2019-10-23): XXXX19 - Correcred CD and Letter of explanation has been uploaded.

Reviewer Comment (2019-10-19): After review of the documents provided in loan file.  The amount of estimated property costs over year 1 is $13,740.12, not $12,378.74 as reflected on the final CD issued XXXXXX and Post-Close CD issued XXXXXX.  The monthly escrow calculations are; $268.00 ($3,216) per month HOI; $793.68 ($9,524.16) per month property taxes; and $83.33 ($1,000) per month HOA Dues.  The reason the CD is incorrect, is because the HOI premium used was from the expired policy from prior year, which was $2,979.96 ($248.33 per month) before renewal on XXXXXX with new premium $3,216.  Therefore, a Post-Close CD reflect $13,740.12 on page 4 as the 1 year non-escrowed property costs and a letter of explanation to the borrower explaining the changes is required to cure this exceptions.

Reviewer Comment (2019-10-09): CD reflects property cost of $12,378.74.  Corrected CD and LOE required to cure.

Buyer Comment (2019-10-08): The amount on page 4 No Escrow Estimated Property Cost over Year 1 based on the documentation uploaded should be $13,740.18 not $13,380.12 as stated in the exception.  Appraisal shows yearly HOA as $1000, Title shows Yearly taxes of $9524.18 and the HOI policy shows the yearly premium as $3,216 for a total of $13,740.18. See documents uploaded.
																10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	No evidence of consent to receive electronic disclosures found in the loan images, LE cannot be used to set or re-baseline fees.			Reviewer Comment (2019-10-19): E-sign consent provided reflect borrower consented on XXXXXX. Documents that we signed or sent electronically can now be used for testing purposes.	10/19/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $3,444.50 and disclosure timing violations.	No evidence of consent to receive electronic disclosures found in the loan images, LE cannot be used to set or re-baseline fees.			Reviewer Comment (2019-10-19): E-sign consent provided reflect borrower consented on XXXXXX. Documents that we signed or sent electronically can now be used for testing purposes. Buyer Comment (2019-10-18): Please see the attached e-consent	10/19/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $350 for addition of Loan Discount Points and increase to Appraisal Fee not provided. No evidence of consent to receive electronic disclosures found in the loan images, LE cannot be used to set or re-baseline fees.			Reviewer Comment (2019-10-09): SitusAMC received valid changed circumstance. Buyer Comment (2019-10-08): Disagree - See COC uploaded for Appraisal increase and loan discount.	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	No evidence of consent to receive electronic disclosures found in the loan images, LE cannot be used to set or re-baseline fees..			Reviewer Comment (2019-10-09): SitusAMC received valid changed circumstance. Buyer Comment (2019-10-08): Disagree - See COC uploaded for Loan Discount of $150 added for rate.	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $500 on the LE dated XXXXXX, but disclosed as $700.00 on the Final Closing Disclosure.			Reviewer Comment (2019-10-09): SitusAMC received valid changed circumstance. Buyer Comment (2019-10-08): Disagree - See COC uploaded for Loan Discount of $150 added for rate. Buyer Comment (2019-10-08): Disagree - See COC uploaded for Appraisal fee increase	10/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775949	XXXXXX	494893458				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Per title commitment and copy of original Note provided in loan images, the current lender was the original lender.
Buyer Comment (2019-10-17): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable

Reviewer Comment (2019-10-10): The Form used is not acceptable.  The form used H-9 is for a same lender refinance, which.  The difference is the first sentence of each form.  The H-9 form states borrower is entering into a new transaction to increase the amount of credit previously provided to you.  The H-8 form statesyou are entering into a transaction that will result in a [mortgage/lien/security interest] [on/in] your home.  Therefore, the incorrect form executed is incorrect. This is a compliance regulation.

Buyer Comment (2019-10-08): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.
																	10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775950	XXXXXX	494892762				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $73.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $8.00 due to increase in recording fee. Cure of $32.90 reflected on Final Closing Disclosure.					09/30/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775950	XXXXXX	494892762				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $181.40 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed was last disclosed as $150.00 on LE but disclosed as $181.40 on Final Closing Disclosure. Cure of $32.90 reflected on final Closing Disclosure.					09/30/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775950	XXXXXX	494892762				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing proof of HOI and Tax information			Reviewer Comment (2019-10-08): Tax cert and property history report provided. Buyer Comment (2019-10-07): See attached tax bills. This property is a mobile home owned free and clear; the borrower does not have homeowners insurance on it.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	XX = $474,262, XX = $285,777, XX YTD through XXXX19 = $103,596
Reviewer Comment (2019-10-30): Reviewed the explanation from the lender and the XX and XX tax returns.  Although the business net income declines approximately 40%  year over year, this is attributable to the significant investment in motor vehicles acquiring close to 1.5 million in work trucks in XX and again in XX to shift the business from reliance on rentals to use of their own vehicles.

Reviewer Comment (2019-10-29): XX earnings were $474,262, compared to XX earnings of $285,777, representing a decline of $188,485 or 39.7%. Borrower LOE states that additional trucks and equipment were purchased and is the reason for the decline. Was any documentation such as invoices obtained to indicate the actual cost of these items? Is there any other supporting documentation or commentary that lender can provide to support the inclusion of this declining income in loan approval.

Buyer Comment (2019-10-21): The file contains the attached letters explaining that the declining income was due to non-recurring expansion expenditures. The business rented trucks in XX to keep up with demand and decided to purchase additional trucks in XX and early XX instead of renting the vehicles which accounted for the majority of the expenses. The business's busy season is in June, July and August. Therefore, the P&L through XXXX19 does not accurately represent the annual income and using the XX monthly income of $44,139.28 is the more accurate calculation.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	XX = $131,537, XX = $84,441, XX YTD through XXXX19 = $13,008
Reviewer Comment (2019-10-27): Re-reviewed the business returns and agree that depreciation needed to be added back  The income calculation for this partnership business was calculated at little more the $10k per month, which is the most conservative approach.  Further, the tax cert was provided showing the property tax expense of $106,798.82 in the annual property taxes, therefore, net income for XX is not $13,008.08 because of the expenses eligible to add back in.

Buyer Comment (2019-10-21): Disagree that the XX YTD is $13,008. This amount does not include adding back the $34,504.32 in depreciation or applying the correct property tax expense through May XX - the annual tax of $106,798.82 is shown as an expense, but using $44,499.51 is the amount attributed through May ($106,798.8XX12x5). The tax bill is attached to document it was for the entire year. The XX YTD income is therefore $109,811.
															10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to declining income.
Reviewer Comment (2019-10-30): SHQM Loan

Reviewer Comment (2019-10-29): XX earnings were $474,262, compared to XX earnings of $285,777, representing a decline of $188,485 or 39.7%. Borrower LOE states that additional trucks and equipment were purchased and is the reason for the decline. Was any documentation such as invoices obtained to indicate the actual cost of these items? Is there any other supporting documentation or commentary that lender can provide to support the inclusion of this declining income in loan approval.

Buyer Comment (2019-10-21): Disagree that the XX YTD for XXXXXX is $13,008. This amount does not include adding back the $34,504.32 in depreciation or applying the correct property tax expense through May XX - the annual tax of $106,798.82 is shown as an expense, but using $44,499.51 is the amount attributed through May ($106,798.8XX12x5). The tax bill is attached to document it was for the entire year. The XX YTD income is therefore $109,811 indicating the income increased over XX.

Buyer Comment (2019-10-21): The file contains the attached letters for XXXXXX explaining that the declining income was due to non-recurring expansion expenditures. The business rented trucks in XX to keep up with demand and decided to purchase additional trucks in XX and early XX instead of renting the vehicles which accounted for the majority of the expenses. The business's busy season is in June, July and August. Therefore, the P&L through XXXX19 does not accurately represent the annual income and using the XX monthly income of $44,139.28 is the more accurate calculation.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $250.00 was reflected.			Reviewer Comment (2019-10-19): The Survey Fee was initial disclosed on the LE's and a cure was provided for the other tolerance violations.	10/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower.	Cure of $250.00 was provided.			Reviewer Comment (2019-10-18): A cure was provided at closing. Buyer Comment (2019-10-17): Disagree - A portion of the Cure of $250 was given to the borrower at closing - No restitiution is required.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Cure of $250.00 was provided.			Reviewer Comment (2019-10-18): A cure was provided at closing. Buyer Comment (2019-10-17): Disagree - A portion of the Cure of $250 was given to the borrower at closing - No restitiution is required.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Required Survey Fee. Fee Amount of $990.49 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.
Reviewer Comment (2019-10-19): The Survey Fee was initial disclosed on the LE's and a cure was provided for the other tolerance violations.

Reviewer Comment (2019-10-18): As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance. If the borrower-chosen service provider further outsourced the Survey Fee to Westar XXXXXX ., we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2019-10-17): Disagree - Loan does not fail testing for survey fee due to borrower shopped, survey fee is not subject to testing. No Restitution is required.
															10/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775951	XXXXXX	494880842				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Missing Replacement Cost Estimator. Flood Policy in file reflects a replacement cost of $400,000 but it is not from the same company as the HOI.			Reviewer Comment (2019-10-18): Provided Buyer Comment (2019-10-17): Attached is the Replacement Cost Estimator	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank XX): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Signed at closing			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): Attached is the borrower acknowledgement receipt of Appraisal.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Missing evidence of the appraisal being sent to the borrower prior to closing.			Reviewer Comment (2019-10-18): Provided. Buyer Comment (2019-10-17): Disagree - List of Homeownership Counseling Organizations provided to the borrower within 3 business days of application was in the file and has been provided.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $250.00 provided, which is sufficient to cure this tolerance violation.					10/19/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775951	XXXXXX	494880842				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $250.00 provided, which is sufficient to cure this tolerance violation.					10/19/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775952	XXXXXX	494882021				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on XXXXXX disclosed a negative fee amount.	A Negative fee was disclosed on page 2 Section H on the final Closing Disclosure and the Post-Close Closing Disclosure which was for Title - Owner's Lender Insurance that was credited to the seller. The borrowers final Closing Disclosure should not disclose a negative fee. Therefore, the final Closing Disclosure did not met TRID Federal Compliance guidelines.			Buyer Comment (2019-10-22): Agree - a negative amount is listed in the Seller column of the CD, however this does not affect the borrowers charges.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775952	XXXXXX	494882021				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XXXXXX disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table.	Summaries of Transaction section on page 3 of the final Closing Disclosure disclosed borrowers funds to close of $152,230.80, however, the cash to close section on page 3 provided an amount of $151,530.80. These two figures should both match. Further, a post-close Closing Disclosure was provided, however page 3 was not fixed.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): Corrected CD and Letter of Explanation has been uploaded.		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775952	XXXXXX	494882021				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XXXXXX disclosed a Closing Costs Paid at Closing that does not match the Total Closing Costs (Borrower-Paid) from page 2.	Summaries of Transaction section on page 3 of the final Closing Disclosure disclosed borrowers funds to close of $152,230.80, however, the cash to close section on page 3 provided an amount of $151,530.80. These two figures should both match. Further, a post-close Closing Disclosure was provided, however page 3 was not fixed.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): Corrected CD and Letter of Explanation has been uploaded.		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775952	XXXXXX	494882021				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	The final Closing Disclosure disclosed a Title - Electronic Delivery Fee of $10.00. This fee was not disclosed on the initial Loan Estimate; therefore, the $10.00 fee exceeded the zero percent tolerance. However, a cure of $202.75 was provided on the final Closing Disclosure, which was sufficient to cure this violation.					10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775952	XXXXXX	494882021				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $39.35 exceeds tolerance of $37.00. Sufficient or excess cure was provided to the borrower at Closing.	The credit report fee of $39.35 exceeded the zero percent tolerance violation. The credit report fee was disclosed on the initial Loan Estimate as $37.00, which was $2.35 difference. However, the final Closing Disclosure provided a cure of $202.75, which was sufficient to cure this violation.					10/01/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775952	XXXXXX	494882021				Credit	Property - Appraisal	Appraisal Adjustments	Excessive site value noted on appraisal without appraiser comments to justify	-	39% Land to value ratio exceeds lender guidelines	60.13 months reserves > 6 months guideline minimum 779 FICO	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-10-04): Lender waived with comp factors at origination.			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775953	XXXXXX	494887316				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,727.00 on Final Closing Disclosure provided on XXXXXX not accurate.	The HOA Dues disclosed on the appraisal are $27XXmo. or $3,300/yr. The HOA Dues disclosed on the purchase contract are $48XXquarter or $1,93XXyr. The amount disclosed on the consumer's final CD is $1,7XXyr.			Reviewer Comment (2019-10-14): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2019-10-10): See attached Homeloan Toolkit and tracking Buyer Comment (2019-10-10): See attached CD, Letter of Explanation and HOA fees from Condo association		10/14/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775953	XXXXXX	494887316				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-14): AMC received Home Loan Toolkit. Exception Cleared.	10/14/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775954	XXXXXX	494883868				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Used the Acknowledgment of Receipt of Disclosures, which is dated for the closing on XXXX19, as evidence that the Homeownership Counseling List was provided, however this is the closing date.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-04): Disagree. Application date is XXXX19 and the Homeownership Counseling List is dated XXXX19 as reflected on the form attached.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775955	XXXXXX	494884360				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $430.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The fee was added to the final CD without a valid change in circumstance or cure.			Reviewer Comment (2019-10-08): Fee was paid to borrower selected provider. Buyer Comment (2019-10-07): Disagree. All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775955	XXXXXX	494884360				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The findal CD did not reflect an amount in the calculating to cash to close table for the fee tolerances that were exceeded.			Reviewer Comment (2019-10-08): Fee was paid to borrower selected provider. Buyer Comment (2019-10-07): Disagree. All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775955	XXXXXX	494884360				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement was signed at closing, proof of earlier receipt was not provided.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-07): Disagree.. Homeowner Counseling Org List is in the file and is dated as of XXXX19.. Please find attached along with the application disclosure tracking form.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775956	XXXXXX	494874928				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,073.80 and disclosure timing violations.	No evidence of a Electronic Consent executed by the borrower, therefore all documents in loan file that were electronically signed, cannot be considered a testable document. The initial Loan Estimate in file was electronically received and signed, but cannot be tested for TRID tolerance levels.			Reviewer Comment (2019-10-16): SitusAMC received econsent agreement. Buyer Comment (2019-10-15): See attached e-consent	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775956	XXXXXX	494874928				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	No evidence of a Electronic Consent executed by the borrower, therefore all documents in loan file that were electronically signed, cannot be considered a testable document. Therefore, the initial Loan Estimate in file was electronically received and signed, but cannot be tested for TRID tolerance levels. As a result, initial rendered invalid for baseline and possible fee tolerance violations.			Reviewer Comment (2019-10-16): SitusAMC received econsent agreement. Buyer Comment (2019-10-15): See attached e-consent	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775956	XXXXXX	494874928				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	No evidence the lender provided the Home Loan Toolkit Disclosure to the borrower.			Reviewer Comment (2019-10-16): SitusAMC received Home Loan Toolkit. Buyer Comment (2019-10-15): See attached Homeloan toolkit	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775957	XXXXXX	494890388				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank XX): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.				Buyer Comment (2019-10-17): The tax returns were not signed however, the 4506T was signed prior to the request of the transcripts from the IRS Reviewer Comment (2019-10-17): Agree with client's statement. This exception is cited as informational only, the IRS transcripts were accepted in lieu of the signatures. No action is necessary. Buyer Comment (2019-10-15): Agree: Loan file contained tax returns that were not signed however the 4506T was signed prior to the request of transcripts from the IRS. Please see the attached.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775957	XXXXXX	494890388				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Closing Date disclosed on the final CD is XXXXXX. The notary date is XXXXXX. A post-closing CD with corrected dates was not issued.			Reviewer Comment (2019-10-22): Letter of Explanation & Corrected Closing Disclosure provided. Reviewer Comment (2019-10-18): PCCD received. Need LOE to cure. Buyer Comment (2019-10-17): Post-Closing CD showing closing date of XXXX19 has been uploaded.		10/22/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775959	XXXXXX	494902332				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-10-07): AMC received disclosure tracking indicating the initial CD was received the same day. Exception Cleared. Buyer Comment (2019-10-07): Initial CD dated XXXX19 was delivered to the borrower vial electronic delivery. CD was acknowledged on XXXX19 by the borrower.. See attached Loan Summary	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775959	XXXXXX	494902332				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure was provided at time of closing, XXXX19. No evidence it was provided within 3 business days of application date.			Reviewer Comment (2019-10-07): Cleared.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775959	XXXXXX	494902332				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	HOI premium in section F of final CD reflects an annual premium of $377.67, yet section G reflects monthly amount of $31.47. Actual premium is $962 or $80.17 per month.
Buyer Comment (2019-10-17): Curative PCCD not required as this Section F captured the current outstanding insurance premium not the amount of the go forward annual premium that would be collected in escrow.

Reviewer Comment (2019-10-07): AMC reviewed exception. The amount collected in section F s 4.711 mo of the current premium. Please provide a corrected CD and LOE to cure.

Buyer Comment (2019-10-07): Disagree.. Section G shows a monthly HOI amount of $80.17 and 10 months were collected for a total of $801.70.. The amount of $377.67 showing in section F is the balance of the insurance that was due per the HOI document in file and attached insurance document.
																	10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775959	XXXXXX	494902332				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Purpose Test	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Purpose that does not match the actual purpose for the loan.	Final CD shows purpose is Home Equity Loan. Purpose is refinance.			Reviewer Comment (2019-10-09): LOE and Corrected CD provided XXXXXX. Buyer Comment (2019-10-08): Please find attached the letter of Explanation that was sent to the borrower. Reviewer Comment (2019-10-07): AMC received PCCD correcting purpose. Please provide LOE to cure. Buyer Comment (2019-10-07): Please find attached the Revised Post close CD showing the loan purpose as Refinance		10/09/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775959	XXXXXX	494902332				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed.	Disclosure reflects $15,377.68 for Closing Costs Financed, but this should be $15,377.69.
Buyer Comment (2019-10-08): XXXXX does not require an LOE to be issued for loans in an escrow state.

Reviewer Comment (2019-10-07): AMC received PCCD correcting closing costs financed. Please provide LOE to cure.

Buyer Comment (2019-10-07): Disagree- Correct Closing Costs Financed is $15,227.69 because the $150 Collateral Desktop Analysis (CDA) was paid outside of closing.. A corrected CD dated XX1919 was disclosed prior to loan funding.  Please find attached a copy of the CDA invoice, re-disclosed CD, and Loan Summary showing doc was provided to the borrower and acknowledged via electronic delivery on XXXX19.
																	10/08/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775960	XXXXXX	494902567				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (Partnership).	Missing Balance Sheet			Reviewer Comment (2019-10-07): Documentation provided Buyer Comment (2019-10-02): XXXXXX profit and loss/balance sheet attached	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775960	XXXXXX	494902567				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing.	$25.00 cure on Final Closing Disclosure					09/26/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775960	XXXXXX	494902567				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	There was incomplete income information in the file for the borrowers partnership with XXXXXX			Reviewer Comment (2019-10-07): Documentation provided. Buyer Comment (2019-10-02): XXXXXX profit and loss/balance sheet attached	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775960	XXXXXX	494902567				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The closing documents were dated XXXXXX and the loan signed XXXXXX			Reviewer Comment (2019-10-07): Closing Date was corrected on PCCD. Buyer Comment (2019-10-04): Please find attached the Post close CD with correct signing date, LOX and proof of delivery		10/07/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775960	XXXXXX	494902567				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing evidence of Hazard Insurance to determine monthly amount.			Reviewer Comment (2019-10-07): Documentation received, Buyer Comment (2019-10-02): The dollar amount is disclosed on the insurance policy as $1327. Please see at the bottom of p 1 of Insurance Policy attached	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775960	XXXXXX	494902567				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.
Buyer Comment (2019-10-17): Extension was filed. Per the tax transcripts the IRS received the XX returns on Oct 3 XX

Reviewer Comment (2019-10-10): Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.

Buyer Comment (2019-10-08): The correct Tax Return deadline is XX15, not XX15

Per page one of the business returns, B&L's XX fiscal year is XXXXXX-XXXXXX; Jude's is a normal year for filing and they provided the extension for this company allowing the tax returns to be filed later.   Per the transcripts, the IRS received XX returns on Oct 3 XX
																	10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775961	XXXXXX	494902806				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XXXXXX used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer.	Fee disclosed as Title - XXXXXX GARC Fee on final CD. This acronym may not be readily understood by a consumer.			Buyer Comment (2019-10-09): Fee can be reasonable validated by the borrower. The borrower received the closing 3 days prior to the closing so if there were any questions related to fees, finance charges etc. those could be addressed			10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775961	XXXXXX	494902806				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-07): AMC received Home Loan Toolkit dated XXXXXX. Exception Cleared. Buyer Comment (2019-10-07): Home Loan Toolkit with a print date of XXXXXX was found in the file and has been uploaded.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775961	XXXXXX	494902806				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.63 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.						09/30/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775962	XXXXXX	494903237				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $581,696 is insufficient to cover loan amount of $600,000 resulting in a Coverage Shortfall of $18,304. Replacement cost from the insurer to determine Coverage amount of $581,696 is sufficient was not provided.			Reviewer Comment (2019-10-07): Replacement cost estimator provided. Buyer Comment (2019-09-30): Please find attached the Replacement Cost Estimate for the file	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775962	XXXXXX	494903237				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Missing evidence of disclosure delivery to the borrower within 3 business days of application.			Reviewer Comment (2019-10-07): Counseling list provided. Buyer Comment (2019-09-27): Please find attached the Homeowners Counseling Org List. Document is dated as of the application date of XXXX19 and is present in file.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775962	XXXXXX	494903237				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Title - Abstract / Title Search of $100 was not provided.			Reviewer Comment (2019-10-01): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-09-27): All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775962	XXXXXX	494903237				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-10-01): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-09-27): All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775962	XXXXXX	494903237				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $14,415.24 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $14,415.24 on page 4; however this should be $12,447.84 (monthly flood insurance of $54.33 + taxes of $982.99 = $1,037.32 x 12)			Reviewer Comment (2019-10-01): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2019-09-30): Please be advised that the monthly Flood Insurance of $54.33 was escrowed not the Hazard insurance.. Total amount of Non-Escrowed Property Cost over Year 1 is $13,923.84.( Hazard of $177.33 + taxes of $982.99. Find attached corrected Post Close CD and LOX		10/01/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775963	XXXXXX	494915813				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-10-04): Borrower acknowledged receipt of Homeowner's Counseling disclosure			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775963	XXXXXX	494915813				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-10-04): Borrower acknowledged receipt of the Home Loan Tool Kit			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775964	XXXXXX	494916930				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Revised Loan Estimate XXXXXX received on or after the same date the Closing Disclosure XXXXXX 12:00:00 AM was received.			Buyer Comment (2019-09-26): The LE was acknowledged by the borrower on the 28th which as stated was the same day the CD was issued and acknowledged by the borrower. The 4 day rule for LE receipt prior to consummation was met as borrower did not close until XX03			09/26/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775964	XXXXXX	494916930				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX.	Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX. All docs were signed XXXXXX except the final closing disclosure was electronically signed XXXXXX.
Reviewer Comment (2019-10-28): Client provided evidence that the rescission was reopened.  Disclosures were updated and sent to client and 3 day requirement was met.

Buyer Comment (2019-10-28): See attached RTC

Reviewer Comment (2019-10-10): While there is no regulatory requirement for the Closing Disclosure to be signed, SitusAMC must verify the date the borrower received the "material disclosures" to confirm the loan complies with the rescission requirements under 1026.23(a)(3)(i)  by confirming the date the borrower received the Closing Disclosure .
As the Closing Statement is an independent document separate from the Closing Disclosure, the borrower's signature would not serve as confirmation the borrower received the "material disclosures" (Closing Disclosure) on the same day.  Additionally, evidence in the loan file indicates the Closing Disclosure was not received by the borrower until XX6 via electronic delivery.
Client can provide evidence the CD was provided prior to or at closing for further review, if available, or cure the violation by providing the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.

(i) The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by paragraph (b) of this section, or delivery of all material disclosures, whichever occurs last. If the required notice or material disclosures are not delivered, the right to rescind shall expire 3 years after consummation, upon transfer of all of the consumer's interest in the property, or upon sale of the property, whichever occurs first. In the case of certain administrative proceedings, the rescission period shall be extended in accordance with section 125(f) of the Act.

(ii) For purposes of this paragraph (a)(3), the term "material disclosures" means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, and the disclosures and limitations referred to in §§ 1026.32(c) and (d) and 1026.43(g).

Buyer Comment (2019-10-10): Please provide clarification.. I cannot locate any CD signed by the borrower on XXXX19.. Please provide a copy of the document referenced.

Reviewer Comment (2019-10-09): Agree that the final CD does not need to be signed for confirm receipt.  However, the documents in loan file shows that the borrower did not receive the final CD on XXXXXX which was 3 days after closing and the Closing Statement provided is not dated by the borrower, it is signed.  We have no proof of the borrower signed at closing and disbursement took place on XXXXXX.

Buyer Comment (2019-10-04): It is not a requirement for the Closing Disclosure to be signed by the borrower, however as evidenced by the other documents executed and the attached Alta Statement, the borrower received the documents on XXXX19.
															10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775964	XXXXXX	494916930				Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Truth in Lending Act Actual Date(s) on Notice to Right to Cancel occurs prior to expected date(s). All docs were signed XXXXXX except the final closing disclosure was electronically signed XXXXXX.			Reviewer Comment (2019-10-28): Client provided evidence that the rescission was reopened. Disclosures were updated and sent to client and 3 day requirement was met.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775964	XXXXXX	494916930				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment was signed at closing.			Reviewer Comment (2019-09-30): Evidence of earlier receipt provided. Buyer Comment (2019-09-26): Disagree. Application date is XXXXXX and the Homeownership Counseling Organization list is dated XXXX19 as evidenced by the document attached.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775965	XXXXXX	494917041				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	The file is missing the XX personal tax returns. Evidence of extension provided in file for XX.
Buyer Comment (2019-10-17): The loan file contains an extension for the XX personal and business returns

Reviewer Comment (2019-10-07): The exception is to inform the necessary parties that based on the loan data, the most recent year of returns are not in file, however to accommodate for the there being an extension in file, the exception is triggered as an EV-2 and does not affect the loan grade.

Buyer Comment (2019-09-26): Disagree. The loan file contains an extension for both the XX personal and XX business tax returns. There is also a "no record of return filed" response from the IRS dated XXXXXX. The loan closed on XXXXXX, which is well before the extension deadline of XXXXXX. See attached extensions and IRS results.
																	10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775965	XXXXXX	494917041				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-10-16): SitusAMC received evidence the CD was received on XXXX19. Buyer Comment (2019-10-15): Please see acknowledgment for CD provided to borrower at least 3 business days prior to closing.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775965	XXXXXX	494917041				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	The Seller Closing Disclosure was not found in the file			Buyer Comment (2019-10-09): XXXXX does not audit for the presence of the Seller CD Reviewer Comment (2019-10-03): Final CD is not provided to the Seller nor is it signed by the Seller. Seller's CD required to clear. Buyer Comment (2019-10-02): Disagree, The seller closing disclosure is not found in the file, however, the Final CD XXXX19 is a combined CD which includes seller fees.			10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775965	XXXXXX	494917041				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	SitusAMC received evidence that CD was received electronically. Missing Esign consent.			Buyer Comment (2019-10-22): As there were no impacts to delivery testing as a result waiving exception			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775966	XXXXXX	494918715				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		Final Title reflects XXXXXX, and XXXXXX,s and the Mortgage reflects XXXXXX,s and XXXXXX,			Reviewer Comment (2019-10-24): Reviewed Signature Affidavit both are completed, signed and notarized and match the borrowers names. Reviewer Comment (2019-10-08): Signature Affidavits received however they are not completed. Both further certify also know as is blank. Buyer Comment (2019-10-07): Title appears to be undersigned but does not conflict with the borrower names on the deed, meaning title shows names without the initials when each borrower signed the note & mortgage with their middle initials. The variance is covered with the attached name affidavit.	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775966	XXXXXX	494918715				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Document signed at closing.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-07): Homeownership Counseling List received by borrower XXXXXX and has been provided.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775968	XXXXXX	494922188				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Post CD issued XXXXXX reflects correct closing date of XXXXXX, but the file is missing a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-10-04): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/04/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775968	XXXXXX	494922188				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance policy reflects dwelling coverage of $479,000 with 20% expanded replacement, for a total coverage amount of $574,800, which has a shortfall of $25,200.Coverage must be the full replacement cost of the improvements of the Subject Property or the amount of the Loan principal, but never less than 80% of the replacement cost of the improvements of the Subject Property. No evidence of a Replacement Cost Estimator.
Reviewer Comment (2019-10-17): Replacement Cost Estimator provided.

Buyer Comment (2019-10-16): See attached documentation

Reviewer Comment (2019-10-10): Documents provided are the same documents already reviewed.
 The Hazard Insurance policy does not reflect the amount of the replacement cost just the expanded replacement cost.  Need documentation of what the replacement cost is or a replacement cost estimator.  Cannot just take the hazard insurance policy that shows their is replacement cost.  Need the amount of the actual replacement cost.  Coverage must be the full replacement cost of the improvements of the Subject Property or the amount of the Loan principal, but never less than 80% of the replacement cost of the improvements of the Subject Property.  Replacement cost cannot be over 100%.

Buyer Comment (2019-10-09): Disagree - The policy shows replacement cost with an extended repplacement cost of an additional 20%, as this is part of the XXXXXX's XXXXXX Plus Program.  Overall the properties replacement cost is 120%, not 20%
															10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775969	XXXXXX	494923494				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-16): Received Buyer Comment (2019-09-11): XXXXXX, Disagree - See the attached signed Certification of Receipt of Appraisal.	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775969	XXXXXX	494923494				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No evidence of actual receipt date of the initial CD is provided. The default receipt date is XXXXXX. The Closing Date is XXXXXX.			Reviewer Comment (2019-09-12): AMC received disclosure tracking indicating the initial CD was received the same day. Exception Cleared.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775970	XXXXXX	494925115				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Closing date is XXXX19 and the borrower signed the final CD on XXXX19. This is common for the west coast.			Reviewer Comment (2019-10-04): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/04/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775970	XXXXXX	494925115				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	Subject property sold in a short sale transaction 8 months prior to our closing. Therefore, we are using the lower of the current value and the previous sold price which would be $950K versus current value of $1.2M.			Buyer Comment (2019-10-17): Please note the property was purchased < 12 months ago, therefore using lower of sales price or current value for LTV (SP is lower $950K)			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775970	XXXXXX	494925115				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Review Fee for $150.00 exceeds the zero percent tolerance violation because it was not disclosed on the initial Loan Estimate However, the final Closing Disclosure provided a $250.00 cure, which is sufficient to cure the tolerance violation.					09/10/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775970	XXXXXX	494925115				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee for $750 exceeds the zero percent tolerance violation because it was was disclosed on the initial Loan Estimate a $650.00. However, the final Closing Disclosure provided a $250.00 cure, which is sufficient to cure the tolerance violation.					09/10/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775971	XXXXXX	494925700				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The final CD is issued on XXXXXX			Reviewer Comment (2019-09-12): AMC received disclosure tracking indicating the initial CD was received the same day. Exception Cleared. Buyer Comment (2019-09-11): XXXXXX, Disagree - See attached CD showing borrowers received at least 3 business days prior to closing.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775971	XXXXXX	494925700				Credit	Credit	Credit Documentation	Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.	-
Reviewer Comment (2019-09-19): Reviewed updated information. Condition is cleared.

Buyer Comment (2019-09-19): Disagree:  The XXXXXX  is a 30 Day Charge Account that was omitted because the borrower had sufficient assets to pay off the account.  Appendix Q does not address the treatment of open revolving accounts.  The underwriter based the decision to omit the accounts from ratios based on industry (Fannie/Freddie) guideline and their  treatment of open accounts. The file contains sufficient assets to cover the outstanding balances. Furthermore, including a payment would not have a material impact on the borrower's ratios. 5% of the outstanding balance would result in a payment of $1017.00. Including this payment would increase the ratios minimally from 32.5% to 37.%, which is well below the 43% max ratio.

Reviewer Comment (2019-09-16): Response is quoting from "Conventional" guidelines, loan used Jumbo Express guides.

Buyer Comment (2019-09-11): Disagree:  The XXXXXX  is a 30 Day Charge Account that can be omitted if the borrower has sufficient assets to pay off the account.  Please see the attached XXXXX Underwriting Guidelines and Fannie Mae Guidelines which is applicable due to DU Findings were used.
															09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775971	XXXXXX	494925700				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of the appraisal being sent to the borrower prior to closing.			Reviewer Comment (2019-09-16): Received Buyer Comment (2019-09-11): XXXXXX, Disagree - See the attached signed Certification of Receipt of Appraisal.	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775972	XXXXXX	494926476				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Per the final CD, date closing date was listed as XXXXXX, however, the transaction date is XXXXXX. This issue is corrected on the post-closing CD issued on XXXXXX.			Buyer Comment (2019-09-19): In escrow states XXXXX does not require evidence of the Letter of Explanation. Reviewer Comment (2019-09-13): SitusAMC follows the SFA (fka SFIG) TRID review scope. Under the SFA Review Scope, corrected CD and LOE are required to remediate the exception. Buyer Comment (2019-09-12): Disagree - In escrow states XXXXX does not require evidence of the Letter of Explanation.			09/19/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775972	XXXXXX	494926476				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	The total premium includes a one-time fee that was not included in the calculation of the monthly escrow amount.
Reviewer Comment (2019-09-17): Purchase transaction and HOI premium of $1526.76 collected at closing includes a one time agency fee of $25 not included in escrow payment.  Lender disclosed the premium and monthly amounts correctly.

Buyer Comment (2019-09-16): As this is a Non-Material finding and this was a one time fee of $25 dollars we would not include that in the next installment of insurance amount calculated or collected for the following annual payment in establishing the borrowers escrow account.

Reviewer Comment (2019-09-13): AMC reviewed exception. The exception is due to section F indicating 12 months premium is $1526.76 while section F indicates it is $125.XXmo. $1526.76 is 12.199 months of premium. Please provide corrected CD and LOE to cure.

Buyer Comment (2019-09-12): Disagree - The total homeowners premium is 1,501.76  (1501.76 / 12 = $125.14 Monthly HOI escrow) the one time fee of $25 listed in the premium details on the HOI policy is not included in the monthly escrow, see attached billing statement showing monthly insurance of $125.15.
															09/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775973	XXXXXX	494932507				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Final Closing Disclosure provided on XXXXXX did not disclose a dollar amount by which the Total Closing Costs exceeded the legal limit.			Reviewer Comment (2019-09-12): Attestation received as Borrower shopped for Survey. Buyer Comment (2019-09-11): XXXXXX, Disagree, No updates needed to Cash to Close. The borrower shopped for survey fee	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775973	XXXXXX	494932507				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $724.19 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as Survey Fee / $375 on LE dated XXXX0219, but disclosed as Title - Survey Fee / $724.19 on Final Closing Disclosure.			Reviewer Comment (2019-09-12): Attestation received as Borrower shopped for Survey. Buyer Comment (2019-09-11): XXXX19, Disagree, the borrower shopped for the survey fee.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-02): Document provided Buyer Comment (2019-10-01): Attached is the Home Loan Toolkit and disclosure tracking.	10/02/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775974	XXXXXX	494934048				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	Mortgage statement on retained departing residence verifying payment is not provided.			Reviewer Comment (2019-10-07): Closing Statement provided showing residence sold. Buyer Comment (2019-09-26): Disagree: The borrower's sold the property. Please see the Settlement statement. Document located in the file.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $1,682.80 for various 0% and 10% tolerance violations was not provided. $292.80 was provided at closing; $1,390 remaining to cure.
Reviewer Comment (2019-10-18): Tolerance exceptions are addressed. Exception Cleared.

Buyer Comment (2019-10-17): Please see the attached PCCD, LOE, Check, and Tracking

Reviewer Comment (2019-10-09): AMC reviewed exception. The XX11 COC indicated the requirement of the final inspection indicating knowledge date of XX11 however the fee was not disclosed within 3 business days. The fee was disclosed on the XX19 CD. Please provide a corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-10-08): The 3-6 COC did not require redisclosure and was provided in error. Decreasing loan amount did not lead to the addition of points. The 3-11 and 3-12 COC are reflected on the 3-12 CD. The addition of the Points and addition of the extension fee are adequately disclosed on the CD as a result of the changes that occurred on XX11 and XX12. The XX12 worksheet essentially is a supplement to the XX11 worksheet. The points were added due to repricing the loan to market conditions at the time an extension is needed. Basically - the Flooding of the basement required extra time; resulting in an extension (properly disclosed) and Points (more time repricing/properly disclosed).

Reviewer Comment (2019-09-26): Fee was not disclosed until the XXXXXX CD, although the lender had been made aware of the charges on XXXXXX.  PCCD, LOE, copy of refund check and proof of delivery required in order to cure the exception.
															10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $184.00 exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower.	$82.80 violation due to increase in Recording Fee Total. No evidence of cure.			Reviewer Comment (2019-09-26): SitusAMC received required documents, exception is cured at closing. Buyer Comment (2019-09-25): Disagree - The final CD provided to the borrower disclosed a lender cure in the amount of $292.80 which cured the under disclosed fee. No further documentation required.		09/26/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,290.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. A Changed Circumstance document dated XXXX19 is provided (D0070) reflecting a reference to the added fee, however, a corresponding LE/CD is not found in the loan images.			Reviewer Comment (2019-09-26): Upon further review, the exception is cleared.	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $590.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $590 on LE dated XXXXXX, but disclosed as $800.00 on Final Closing Disclosure.			Reviewer Comment (2019-09-26): SitusAMC received required documents, exception is cured at closing. Buyer Comment (2019-09-25): Disagree - The final CD provided to the borrower disclosed a lender cure in the amount of $292.80 which cured the under disclosed fee. No further documentation required.		09/26/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $160 on LE dated XXXXXX, but disclosed as $100.00 on Final Closing Disclosure. The fee was not disclosed on the initial CD.
Reviewer Comment (2019-10-18): AMC received PCCD indicating cure, LOE, and Refund Check. Exception Cleared.

Buyer Comment (2019-10-17): Please see the attached PCCD, LOE, Check, and Tracking

Reviewer Comment (2019-10-09): AMC reviewed exception. The XX11 COC indicated the requirement of the final inspection indicating knowledge date of XX11 however the fee was not disclosed within 3 business days. The fee was disclosed on the XX19 CD. Please provide a corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-10-08): The 3-6 COC did not require redisclosure and was provided in error. Decreasing loan amount did not lead to the addition of points. The 3-11 and 3-12 COC are reflected on the 3-12 CD. The addition of the Points and addition of the extension fee are adequately disclosed on the CD as a result of the changes that occurred on XX11 and XX12. The XX12 worksheet essentially is a supplement to the XX11 worksheet. The points were added due to repricing the loan to market conditions at the time an extension is needed. Basically - the Flooding of the basement required extra time; resulting in an extension (properly disclosed) and Points (more time repricing/properly disclosed).

Reviewer Comment (2019-09-26): Fee was not disclosed until the XXXXXX CD, although the lender had been made aware of the charges on XXXXXX.  PCCD, LOE, copy of refund check and proof of delivery required in order to cure the exception.

Buyer Comment (2019-09-25): Disagree - Per COC dated XXXX19 Re-Inspection fee added due to basement flooding - see COC attached.
															10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Unable to test disclosure of Home Loan Toolkit due to missing information.	Home loan toolkit was provided and is undated. Loan snapshot confirms the toolkit was sent to the borrower but does not provide a date it was sent. Please provide confirmation of the date the Home Loan Toolkit was provided to the borrower.			Buyer Comment (2019-10-10): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Home loan toolkit was provided and is undated. Loan snapshot confirms the toolkit was sent to the borrower but does not provide a date it was sent. Please provide confirmation of the date the Home Loan Toolkit was provided to the borrower.			Buyer Comment (2019-10-10): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/10/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $184.00 exceeds tolerance of $92.00 plus 10% or $101.20. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2019-10-18): A cure was provided at closing.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $590.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2019-10-18): A cure was provided at closing.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775974	XXXXXX	494934048				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating cure, LOE, and Refund Check. Exception Cured.			Reviewer Comment (2019-10-18): AMC received PCCD indicating cure, LOE, and Refund Check. Exception Cured.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775975	XXXXXX	494934392				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The initial Loan Estimate disclosed a lender credit of -$3,000. However, the final Closing Disclosure did not disclose any lender credits, therefore the final CD total costs had a tolerance violation.			Reviewer Comment (2019-10-25): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-10-23): See LE dated XX5 showing Lender Credit removed. Reviewer Comment (2019-10-11): AMC received XX05 COC however the XX05 LE indicates a $3000 lender credit. Please provide a corrected CD, LOE, and refund check to cure. Buyer Comment (2019-10-09): COC has been provided for the removal of the Lender Credit.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775975	XXXXXX	494934392				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure was issued on XXXXXX and loan closed on XXXXXX. Therefore, the borrower only had 2 business days, rather than the required 3 business days to review the closing disclosure.			Reviewer Comment (2019-10-07): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-10-07): Disagree - The CD sent date XXXXXX, received date XXXXXX and the earliest closing date is XXXXXX. The loan closed on XXXXXX and met the 3 day requirement.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775975	XXXXXX	494934392				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,000.00.	Initial Loan Estimate disclosed a lender credit of $-3,000.00, however the final Closing Disclosure did not disclose a lender credit, which caused a zero percent tolerance violation and no cure was provided.			Reviewer Comment (2019-10-25): AMC received XX05 LE and COC. Exception Cleared. Reviewer Comment (2019-10-11): AMC received XX05 COC however the XX05 LE indicates a $3000 lender credit. Please provide a corrected CD, LOE, and refund check to cure. Buyer Comment (2019-10-09): COC has been provided for the removal of the Lender Credit.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775975	XXXXXX	494934392				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,696.00 and disclosure timing violations.	No evidence of an Electronic Consent executed by the borrower, consenting to receive documents electronically. Therefore, all documents that were submitted and or signed electronically cannot be used for testing purposes.			Reviewer Comment (2019-10-23): E-Consent provide, borrower consented on XXXXXX. Buyer Comment (2019-10-22): Disagree - XXXXXX is the Loan Processor Reviewer Comment (2019-10-11): AMC received E consent for XXXXXX. Please provide E Consent for borrower if available. Buyer Comment (2019-10-09): E-Consent disclosure has been provided.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775975	XXXXXX	494934392				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	No evidence of an Electronic Consent executed by the borrower, consenting to receive documents electronically. Therefore, all documents, including the initial Loan Estimate, that were submitted and or signed electronically cannot be used for testing purposes.			Reviewer Comment (2019-10-23): E-Consent provide, borrower consented on XXXXXX. Reviewer Comment (2019-10-11): AMC received E consent for XXXXXX. Please provide E Consent for borrower if available. Buyer Comment (2019-10-10): E-consent has been provided.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775975	XXXXXX	494934392				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.					Reviewer Comment (2019-10-11): Provided most recent Post Disaster inspection dated XXXXXX with no evidence of damage	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775976	XXXXXX	494939111				Compliance	Compliance	State Compliance	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.				Reviewer Comment (2019-09-19): Received required documents. Condition is cleared. Buyer Comment (2019-09-13): Please see the attached Disclosure	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other
To Remediate: Lender must either sign the AFMV.  Best practices would be to deliver to the borrower the required disclosure signed by the lender or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																									C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775976	XXXXXX	494939111				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The disclosure provided for review is undated. The acknowledgment of receipt was signed at closing. Evidence of earlier receipt is not found in the loan images.			Reviewer Comment (2019-10-07): Provided. Buyer Comment (2019-09-26): Please see the attached proof of when Homeownership disclosure was provided to the borrower Buyer Comment (2019-09-26): Please see the attached copy of the Homeownership disclosure Reviewer Comment (2019-09-19): Received an additional copy of the HO counseling disclosure, however it is also undated. Unable to document with images provided borrower's earlier receipt. Buyer Comment (2019-09-13): Please see the attached copy of the Homeownership disclosure	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775976	XXXXXX	494939111				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,716.00 and disclosure timing violations.	No evidence of consent to receive electronic disclosures is found in the loan images.			Reviewer Comment (2019-09-16): AMC received E consent dated XXXXXX. Exception Cleared. Buyer Comment (2019-09-13): Please see the attached econsent	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775976	XXXXXX	494939111				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2019-09-19): Received required documents. Condition is cleared. Buyer Comment (2019-09-13): Please see the attached payoff statements	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775976	XXXXXX	494939111				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment (2019-09-19): In states where the courts have not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable. Buyer Comment (2019-09-11): XXXXXX, Disagree - Response (B Non-Material): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.			09/19/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775976	XXXXXX	494939111				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.					Reviewer Comment (2019-10-11): Provided most recent disaster inspection dated XXXXXX with no evidence of damage. Buyer Comment (2019-10-11): See attached Disaster Inspection.	10/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775977	XXXXXX	494940845				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $10,218.57 and disclosure timing violations.	The file was missing documentation verifying the borrower's consent to receive electronic documentation.			Reviewer Comment (2019-09-19): Received e-consent. Condition cleared. Buyer Comment (2019-09-18): Please see the attached e-consent	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775977	XXXXXX	494940845				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $7,546.00 for Loan Discount Points was not provided.			Reviewer Comment (2019-09-19): Received e-consent. Condition cleared. Buyer Comment (2019-09-18): Please see the attached COC and XX21 LE	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775977	XXXXXX	494940845				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-09-19): Received e-consent. Condition cleared. Buyer Comment (2019-09-19): Please see the attached Document tracking and cover page from the Home Loan Toolkit with the matching Envelope ID.	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775977	XXXXXX	494940845				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.				Reviewer Comment (2019-09-19): Received e-consent. Condition cleared. Buyer Comment (2019-09-18): Please see the attached e-consent	09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775977	XXXXXX	494940845				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,546.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. Per the High Cost Analysis, the initial rate lock occurred on XXXXXX. A revised LE was not issued within 3 business days of the rate lock. The Changed Circumstance document indicates that the rate was lowered on XXXXXX, which increased the Discount Points from $0.00 to $7,546.00, however, because the initial lock was not disclosed within the required time frame, the increased discount points are not a valid change.
Reviewer Comment (2019-09-19): Received e-consent. Condition cleared.

Buyer Comment (2019-09-18): Please see the attached e-consent

Reviewer Comment (2019-09-16): AMC agrees a valid COC has been provided for fee change, however since eConsent has not been provided and LE was electronically signed it is considered not valid.  Please provide eConsent.

Buyer Comment (2019-09-13): Disagree - The LE dated XXXXXX does not set the benchmark for the Rate change/Discount.  An approved COC was provided on XXXX2109 for the increase in Discount Points.  Regardless of what the rate lock on XXXXXX shows for Discount Fee the COC is approved for the increase provided on the XXXX18 LE.
															09/19/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775979	XXXXXX	494954597				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-09-26): Disagree: Please see the attached credit report which reflects the balance for the mortgage with XXXXXX. The payoff amount was verified by using the credit report which was located in the file.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775979	XXXXXX	494954597				Compliance	Compliance	State Compliance	XXXXXX CMPA Home Loan Toolkit Timing	XXXXXX Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower within three (3) business days of application.	The acknowledgment of the toolkit is dated 3.23.19.			Buyer Comment (2019-10-04): Evidence that borrower acknowledged receipt of Home Loan Tool Kit			10/04/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775979	XXXXXX	494954597				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The lender contact information is missing from the final CD.			Reviewer Comment (2019-09-26): AMC received attestation primary contact was with broker. Exception Cleared. Buyer Comment (2019-09-25): XXXXX does not disclose the Lender Contact information for Broker originated loans as the Mortgage Broker is the primary contact.	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775979	XXXXXX	494954597				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Appraisal fee and Reconveyance Fee of $225.00 was not provided.
Reviewer Comment (2019-10-01): Tolerance exceptions are addressed. Exception Cleared.

Buyer Comment (2019-09-27): Per the Appraisal Review Department: Subject Property has a large GLA on waterfront and limited comps. Thus an increase in appraisal fee amount was approved.
XXXXX's procedures include a practice for the appraisal review team to alert our disclosure management team when there is a complex transaction which had an impact on the original cost disclosed. That was the case with this transaction which is why the COC was approved and the increase in fee was issued on the closing disclosure to the borrower.

Reviewer Comment (2019-09-26): AMC reviewed COC. Please provide additional details regarding the changed circumstance that occurred to increase to the fee for review.

Buyer Comment (2019-09-25): All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred for the Reconveyance Fee of $45.  Please find attached Loan Summary showing COC approved on XXXX19 for increase in appraisal fee
															10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775979	XXXXXX	494954597				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The final CD is dated XXXXXX			Reviewer Comment (2019-09-26): AMC received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2019-09-25): Please see attached Loan Summary for Initial CD acknowledgement	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775979	XXXXXX	494954597				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $520.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $520.00 on (LE dated XXXXXX, but disclosed as $720.00 on Final Closing Disclosure.
Reviewer Comment (2019-10-01): AMC received additional information regarding COC. Exception Cleared.

Buyer Comment (2019-09-27): Per the Appraisal Review Department: Subject Property has a large GLA on waterfront and limited comps. Thus an increase in appraisal fee amount was approved.
XXXXX's procedures include a practice for the appraisal review team to alert our disclosure management team when there is a complex transaction which had an impact on the original cost disclosed. That was the case with this transaction which is why the COC was approved and the increase in fee was issued on the closing disclosure to the borrower.

Reviewer Comment (2019-09-26): AMC reviewed COC. Please provide additional details regarding the changed circumstance that occurred to increase to the fee for review.

Buyer Comment (2019-09-25): Please find attached Loan Summary showing COC approved on XXXX19 for increase in appraisal fee
															10/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775979	XXXXXX	494954597				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Reconveyance Fee. Fee Amount of $45.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-09-26): AMC reviewed exception. The fee was outsourced by chosen provider. Exception Cleared. Buyer Comment (2019-09-25): All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred for the Reconveyance Fee of $45.	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775980	XXXXXX	494961324				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2019-09-16): Received Buyer Comment (2019-09-11): Payoff letter has been provided.	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775980	XXXXXX	494961324				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $8,337.96 on Final Closing Disclosure provided on XXXXXX not accurate.	Additional Non-Escrowed Property Costs of $8,337.96, reflected on final CD, not evidenced in file.			Reviewer Comment (2019-09-12): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2019-09-11): Corrected CD has been provided.		09/12/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775980	XXXXXX	494961324				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-09-11): AMC received email indicating borrower received CD. Exception Cleared. Buyer Comment (2019-09-10): XXXX19 Disagree - Evidence borrower received the Closing Disclosure at least 3 business days prior to closing was in the file and has been uploaded. (Email to borrower along with the CD sent on XX18 and acknowledged by the borrower on XXXX19 and email sent back)	09/11/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775980	XXXXXX	494961324				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.66 exceeds tolerance of $88.00. Sufficient or excess cure was provided to the borrower at Closing.						09/06/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775981	XXXXXX	494963218				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $21,394.12 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $21,394.12 on page 4; however the HOA and HOI are $21,887.00 per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2019-09-19): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-18): Please see the attached PCCD		09/19/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775981	XXXXXX	494963218				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,868.25 exceeds tolerance of $2,850.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as $2,850.00 on LE dated XXXXXX, but disclosed as $2,868.25 on Final Closing Disclosure.					09/06/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $13,465.99 and disclosure timing violations.	E-Sign was not provided.			Reviewer Comment (2019-10-03): AMC received E Consent. Exception Cleared. Buyer Comment (2019-10-02): Please see attached e-consent	10/03/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXXXX did not disclose number of months for homeowner's insurance under Prepaids.	The number of months for the collection of the homeowners insurance was not provided on the final CD.			Reviewer Comment (2019-10-03): AMC received PCCD correcting HOI months and LOE. Exception Cured. Buyer Comment (2019-10-02): Please see attached PCCD and LOX.		10/03/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Lender Credit of $175 is reflected on page 1, 2 & 3 of the final CD.
Reviewer Comment (2019-10-04): Tolerance exceptions are addressed. Exception Cleared.

Buyer Comment (2019-10-03): XXXX19, Also, please see attached Itemized Fee Worksheet to reconcile tolerance exceptions.

Buyer Comment (2019-10-03): XXXX19, Disagree, The Lender did not give to borrowers an option to shop, therefore the fees were tested at 0% and a SPL is not required.

Reviewer Comment (2019-10-03): AMC reviewed exception. Please provide SSPL and breakdown of additional charges listed $1006 on LE to reconcile tolerance exceptions.

Buyer Comment (2019-10-02): XXXX19, All title fees were disclosed on the Initial LE and did not exceed on the Final CD. The borrowers were not allowed to shop, therefore the fees were tested at 0%. Please see the attached the Predatory Compliance Worksheet showing fees were tested properly.

Reviewer Comment (2019-10-01): AMC reviewed exception. Please provide SSPL for review of tolerance exceptions.

Buyer Comment (2019-09-30): See attached itemization worksheet used to clear 0% title fee failures. Also, lender credit of $175 was on Final CD (attached) was used for Notary failure. Total Closing Costs have not been exceeded, therefore no Letter of Explanation or corrected CD is needed.
															10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Only one LE provided and it is dated for XXXX19 and e-signed on XXXX19. However, there is no e-sign disclosure provided.			Reviewer Comment (2019-10-03): AMC received E Consent. Exception Cleared. Buyer Comment (2019-10-02): Please see attached e-consent	10/03/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	This disclosure was not provided.
Buyer Comment (2019-10-09): Fees were not bucketed into a shopped category so no tolerance testing concerns, based upon the fact that the borrower was not in receipt of an SPL

Reviewer Comment (2019-10-04): AMC reviewed exception. Unable to address exception without SSPL provided.

Buyer Comment (2019-10-03): XXXX19, Disagree, The Lender did not give to borrowers an option to shop, therefore the fees were tested at 0% and a SPL is not required.

Reviewer Comment (2019-10-03): AMC reviewed exception. Please provide SSPL for review.

Buyer Comment (2019-10-02): XXXX19, All title fees were disclosed on the Initial LE and did not exceed on the Final CD. The borrowers were not allowed to shop, therefore the fees were tested at 0%. Please see the attached the Predatory Compliance Worksheet showing fees were tested properly.

Reviewer Comment (2019-10-01): AMC received exception. Please provide SSPL for review.

Buyer Comment (2019-09-30): The SPL was not provided, however, the eligible fees were not listed as shopped and there was no impact to the borrower or tolerances and or testing.
																	10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	No evidence of a cure other than the lender credit of $175.
Reviewer Comment (2019-10-04): AMC received itemized fee breakdown of additional charges. Fee did not exceed tolerance. Exception Cleared.

Buyer Comment (2019-10-03): XXXX19, Please see the attached Itemized Fee Worksheet for the breakdown of additional charges and to reconcile exceptions.

Buyer Comment (2019-10-03): XXXX19, Disagree, The Lender did not give to borrowers an option to shop, therefore the fees were tested at 0% and a SPL is not required.

Reviewer Comment (2019-10-03): AMC reviewed exception. Please provide breakdown of additional charges listed $1006 on LE to reconcile tolerance exceptions.

Buyer Comment (2019-10-02): XXXX19, All title fees were disclosed on the Initial LE and did not exceed on the Final CD. The borrowers were not allowed to shop, therefore the fees were tested at 0%. Please see the attached the Predatory Compliance Worksheet showing fees were tested properly.

Reviewer Comment (2019-10-01): AMC reviewed exception. Please provide SSPL for review of tolerance exceptions.

Buyer Comment (2019-09-30): Disagree, See attached itemization worksheet used to clear 0% title fee failures. Also, lender credit of $175 was on Final CD (attached) was used for Notary failure. No cure is needed, therefore no Letter of Explanation or corrected CD is needed.
															10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	No evidence of a cure other than the lender credit of $175.
Reviewer Comment (2019-10-04): AMC received itemized fee breakdown of additional charges. Fee did not exceed tolerance. Exception Cleared.

Reviewer Comment (2019-10-03): AMC reviewed exception. Please provide breakdown of additional charges listed $1006 on LE to reconcile tolerance exceptions.

Buyer Comment (2019-10-02): XXXX19, All title fees were disclosed on the Initial LE and did not exceed on the Final CD. The borrowers were not allowed to shop, therefore the fees were tested at 0%. Please see the attached the Predatory Compliance Worksheet showing fees were tested properly.

Reviewer Comment (2019-10-01): AMC reviewed exception. Please provide SSPL for review of tolerance exceptions.
															10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $781.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	No evidence of a cure other than the lender credit of $175.
Reviewer Comment (2019-10-04): AMC received itemized fee breakdown of additional charges. Fee did not exceed tolerance. Exception Cleared.

Reviewer Comment (2019-10-03): AMC reviewed exception. Please provide breakdown of additional charges listed $1006 on LE to reconcile tolerance exceptions.

Buyer Comment (2019-10-02): XXXX19, All title fees were disclosed on the Initial LE and did not exceed on the Final CD. The borrowers were not allowed to shop, therefore the fees were tested at 0%. Please see the attached the Predatory Compliance Worksheet showing fees were tested properly.

Reviewer Comment (2019-10-01): AMC reviewed exception. Please provide SSPL for review of tolerance exceptions.

Buyer Comment (2019-09-30): Disagree, See attached itemization worksheet used to clear 0% title fee failures. Also, lender credit of $175 was on Final CD (attached) was used for Notary failure. No cure is needed, therefore no Letter of Explanation or corrected CD is needed.
															10/04/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775982	XXXXXX	494966927				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	No evidence of a cure other than the lender credit of $175.			Reviewer Comment (2019-10-04): A cure was provided on the final CD. Exception Cured. Reviewer Comment (2019-10-03): AMC reviewed exception. Please provide breakdown of additional charges listed $1006 on LE to reconcile tolerance exceptions. Reviewer Comment (2019-10-01): AMC reviewed exception. Please provide SSPL for review of tolerance exceptions. Buyer Comment (2019-09-30): Disagree, See attached lender credit of $175 was on Final CD was used for Notary failure. No cure is needed, therefore no Letter of Explanation or corrected CD is needed.		10/04/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775985	XXXXXX	494968310				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	This loan is a same lender refinance, which requires lender to execute Form H-9 Notice of Right to Cancel. However, the lender executed Form H-8, which is incorrect.			Buyer Comment (2019-10-28): The form provided is substantially similar to the H-9 form. The form used is acceptable.			10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775985	XXXXXX	494968310				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence lender provided the borrower a copy of the appraisal three business days prior to consummation.			Buyer Comment (2019-10-28): The Correspondent attest to ensuring regulatory delivery timeliness are met.			10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775985	XXXXXX	494968310				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	The fee Collateral Desktop Analysis for $150.00 disclosed on the final Closing Disclosure, was not initial disclosed on the Loan Estimate. Therefore, there is a zero percent tolerance violation for this fee. However, the final Closing Disclosure provided a $150.00 cure, which was sufficient to cure the tolerance violation.					09/05/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775985	XXXXXX	494968310				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXXXX disclosed a Finance Charge that does not match the actual finance charge for the loan.	The Final Closing Disclosure issued on XXXXXX disclosed a finance charge of $494.493.66, however the correct calculated finance charge is $494,560.63, which is a $66.97 difference, which is the Condominium Association Escrow payment that is $466.97. The Closing Disclosure did not include the entire payment in the finance charge.			Reviewer Comment (2019-10-25): Closing Disclosure correctly displayed the finance charges. Buyer Comment (2019-10-24): Disagree - The Condominium Association Escrow payment in the amount of $466.97 is not a finance charge and should not be included in the total finance charges. The total calculated finance charge is $494,338.66. No CD correction is required.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775985	XXXXXX	494968310				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether there was a change in the Total Payoffs and Payments.	The Final Closing Disclosure issued on XXXXXX disclose don page 3 section Calculated Cash to Close, disclosed the total payoffs and payment changed from prior closing disclosure or loan estimate to final closing disclosure. However, the prior total payoffs and payment was $535,601 and final amount was $535,600.65, which is less than a $1.00 difference and is not considered a change. Therefore, the final Closing Disclosure needed to reflect No as there was no change in the amounts.			Buyer Comment (2019-10-28): Waiving due to the materiality of the finding			10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $6,935.48 and disclosure timing violations.	Unable to determine, missing e-sign consent agreement.			Reviewer Comment (2019-09-09): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-06): See e-consent history uploaded	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	No dollar amount listed, as exceeding the legal limits.			Reviewer Comment (2019-09-09): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-06): Disagree - Loan did not fail tolerance testing and does not require an amount for exceeding the legal limit.	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Missing e-sign consent agreement.			Reviewer Comment (2019-09-09): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-06): Disagree - E-consent was provided on XXXXXX and has been provided.	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-613.00.	Fee tolerance cannot be re-baselined without evidence of borrower's consent for electronic delivery of the initial LE.			Reviewer Comment (2019-09-09): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-06): Disagree - the approved COC has been provided for the decrease in the Lender Credit.	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Evidence of earlier receipt not found.			Reviewer Comment (2019-09-09): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-06): Disagree - Receipt of disclosure history has been provided.	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Property was inspected XXXXXX, Appraisal was signed XXXXXX, borrower was provided a copy via email on XXXXXX.			Reviewer Comment (2019-09-16): Received Buyer Comment (2019-09-12): Appraisal Valuation Acknowledgment has been provided.	09/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
207775986	XXXXXX	494972758				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,124.38 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee tolerance cannot be re-baselined without evidence of borrower's consent for electronic delivery of the initial LE.			Reviewer Comment (2019-09-09): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-06): Disagree - COC for adding discount fee has been provided.	09/09/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775987	XXXXXX	495007263				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,056.00 on Final Closing Disclosure provided on XXXXXX not accurate.	Per appraisal, the HOA's are $13XXmo. The final CD reflects annual total for non-escrowed property costs at $1,056 which would be $8XXmo. This does not match information provided for the HOA costs.			Reviewer Comment (2019-09-19): Received PCCD along with letter to borrower and attestation from Lender regarding information sent to borrower. Condition cured. Buyer Comment (2019-09-18): Please see the attached PCCD and LOE		09/19/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775987	XXXXXX	495007263				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Final Closing Disclosure provided on XXXXXX did not disclose a dollar amount by which the Total Closing Costs exceeded the legal limit.			Reviewer Comment (2019-09-12): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-11): Disagree - The Closing Disclosure dated XXXX18 reflects correct amount of $125 which was provided to the borrower at closing. No corrected CD required to be sent to the borrower.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775987	XXXXXX	495007263				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. There was a $125 credit listed on the CD for increase in Closing Costs above legal limit.			Reviewer Comment (2019-09-12): SitusAMC received required documents, exception was cured at closing. Buyer Comment (2019-09-11): Disagree - Lender cure for $125 was provided to the borrower at closing and disclosed on all Closing Disclosures that have been uploaded.		09/12/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775987	XXXXXX	495007263				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.			Reviewer Comment (2019-09-12): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-09-11): Disagree - Change of Circumstance was in the file and has been provided.	09/12/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775987	XXXXXX	495007263				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing.					09/12/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $4,014.91 and disclosure timing violations.	Evidence of borrower's consent to receive documents electronically is not found in loan images.			Reviewer Comment (2019-09-26): SitusAMC received evidence of econsent Buyer Comment (2019-09-26): Disagree, Borrower E- consented on XXXXXX, see Loan Summary uploaded.	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,756.36 on Final Closing Disclosure provided on XXXXXX not accurate.	The lender appears to have used estimated figures for taxes and insurance. The amounts on the final 10XX1008 support the lender's calculation. Insurance: Estimate: $200.00, Actual: $111.75; Taxes: Estimate: $1,321.37; Actual:$1,449.40; HOA Dues: Estimate: $41.66; Actual: $41.67 (rounding). Using these figures, the total annual non-escrowed property costs are: Estimated (disclosed): $18,756.36; Actual: $19,233.84.
Reviewer Comment (2019-10-07): Letter of Explanation & Corrected Closing Disclosure provided.

Buyer Comment (2019-10-04): Please see attached LOX

Buyer Comment (2019-10-03): Disagree, XXXXX takes responsibility for issuing the LE and disclosure for Broker loans, once the 6 pieces of information constituting an application have been received. For this loan that date was XXXX19 so the delivery of the LE on XXXXXX date would have met the timing requirements. The CDA Fee was disclosed on the Brokers LE and is not subject to testing.

Reviewer Comment (2019-10-02): Corrected Closing Disclosure provided.  LOE to borrower still required to cure.

Buyer Comment (2019-10-01): Pease see the attached corrected PCCD.
																10/07/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $1,400.16 for various 0% tolerance violations was not provided.
Buyer Comment (2019-10-09): As stated XXXXX takes responsibility for issuing the initial LE therefore we would consider this as a pass for tolerance testing and disclosure

Reviewer Comment (2019-10-07): Borrower signed initial LE on XXXX18 this LE is the initial LE used for testing.  Please provide a VCC for the CDA fee increase or a refund is due with a Corrected CD, copy of refund check, letter of explanation and proof of delivery to cure.

Buyer Comment (2019-10-03): Disagree, XXXXX takes responsibility for issuing the LE and disclosure for Broker loans, once the 6 pieces of information constituting an application have been received. For this loan that date was XXXX19 so the delivery of the LE on XXXXXX date would have met the timing requirements. The CDA Fee was disclosed on the Brokers LE and is not subject to testing.

Reviewer Comment (2019-09-30): AMC reviewed the exception. The application is XXXX19 per the 1003 in file. The initial disclosures/LE are dated XXXX19 as well.The CDA fee was added on the XX20 LE without a valid COC. Please provide COC if available or corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-09-27): Disagree, The Final CD provided in XXXX18 was disclosed accurately. The total closing costs did not exceed the legal limit due to there being no zero percent violation.
																	10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The initial CD was issued on XXXXXX. No evidence of actual receipt date is found in the loan images. The default receipt date is XXXXXX, which is also the Closing Date.			Reviewer Comment (2019-09-26): SitusAMC received evidence the borrower received the disclosure on XXXX18. Buyer Comment (2019-09-26): Disagree, Initial CD was provided via electronic delivery on XXXX18 and acknowledged by the borrower on XXXX18, please review Loan Summary uploaded.	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Evidence of borrower's consent to receive documents electronically is not found in loan images.			Reviewer Comment (2019-09-26): SitusAMC received evidence of timely receipt. Buyer Comment (2019-09-26): Disagree, Please see attached signed Loan Estimate dated XXXXXX signed by borrower within 3 business days of application. No violation occurred.	09/26/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $650.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $650 in Section B on LE dated XXXXXX, but disclosed as $650.00 in Section A on Final Closing Disclosure.			Reviewer Comment (2019-09-30): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-09-26): Disagree, The fees were disclosed at $650 at zero percent tolerance whether in sections A or B, therefore, there was no violation.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $350.00 on LE dated XXXXXX, and disclosed as $350.00 on Final Closing Disclosure. There is no tolerance violation for this fee.			Reviewer Comment (2019-09-30): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-09-26): Disagree, All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a Paid To party other than to lender or broker for fee within Origination Charges.	The Processing Fee was paid to an affiliate of the broker disclosed on the Affiliated Business Arrangement Disclosure. The fee was disclosed in Section B on the LE, but disclosed in Section A on the consumer's final CD.			Buyer Comment (2019-10-09): Based upon testing results waiving exception Reviewer Comment (2019-09-30): AMC reviewed the exception. The broker is XXXXXX. The fee is paid to XXXXXX which listed on the ABA. Section A fees are to be paid to lender or broker. If the fee was FBO please provide corrected CD and LOE to cure. If the fee payee is correct please provide PCCD correcting fee placement and LOE to cure. Buyer Comment (2019-09-26): The processing fee was paid to the Broker, as the processor works for the Broker . Loan still passes QM testing 3% with inclusion of the fee.			10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.
Buyer Comment (2019-10-09): Fee was disclosed by the Broker when borrower shopping for Lender, XXXXX takes responsibility for issuing the LE and is bound by those fees disclosed

Reviewer Comment (2019-09-30): AMC reviewed the exception. The application is XXXX19 per the 1003 in file. The initial disclosures/LE are dated XXXX19 as well.The fee was added on the XX20 LE without a valid COC. Please provide COC if available or corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-09-27): Disagree, XXXXX takes responsibility for issuing the LE and disclosure for Broker loans, once the 6 pieces of information constituting an application have been received. For this loan that date was XXXX19 so the delivery of the LE on XXXXXX date would have met the timing requirements.
																	10/09/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775989	XXXXXX	495063827				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Chain of Title. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $100 on LE dated XXXXXX, but disclosed as $250.00 on Final Closing Disclosure.			Reviewer Comment (2019-09-30): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2019-09-27): Disagree, All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	09/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775991	XXXXXX	495135801				Compliance	Compliance	Federal Compliance	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Originator Application Date is XXXXXX. The initial LE was issued on XXXXXX.
Buyer Comment (2019-10-15): XXXXX takes responsibility for issuing the LE and disclosure for Broker loans once 6 pieces of information constituting an application have been received.

Reviewer Comment (2019-09-04): File documentation indicates the application date was XXXXXX, which means the LE would have to have been issued by XXXXXX.  Unable to address the exception with current available data.

Buyer Comment (2019-09-03): XXXXX takes responsibility for issuing the LE and disclosure for Broker loans, once the 6 pieces of information constituting an application have been received. For this loan that date was XXXXXX so the delivery of the LE on XXXXXX would have met the timing requirements.  See attached Loan Summary for Application date
																	10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775991	XXXXXX	495135801				Compliance	Compliance	Federal Compliance	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Originator Application Date is XXXXXX. The disclosure was issued on XXXXXX.
Buyer Comment (2019-10-15): XXXXX takes responsibility for issuing the LE and SPL disclosures for Broker loans, once 6 pieces of information constituting and application have been received.

Reviewer Comment (2019-09-04): File documentation indicates the application date was XXXXXX, which means the LE would have to have been issued by XXXXXX. Unable to address the exception with current available data.

Buyer Comment (2019-09-03): XXXXX takes responsibility for issuing the LE and disclosure for Broker loans, once the 6 pieces of information constituting an application have been received. For this loan that date was XXXXXX so the delivery of the LE  and Service Provider List (included with LE) on XXXXXX would have met the timing requirements. Review Loan Summary provided.
																	10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775991	XXXXXX	495135801				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Originator Application Date is XXXXXX. The disclosure provided is undated. The borrower acknowledged receipt of the document on XXXXXX. Earlier receipt is not documented.			Buyer Comment (2019-10-15): Agree with finding there is evidence that the borrower was in receipt of the documentation however, the document does not have a date line. Brokers attest to ensuring that all regulatory delivery timeliness etc. are met.			10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775991	XXXXXX	495135801				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	An acknowledgment of receipt of the booklet was signed at closing. An earlier receipt date is not documented.			Buyer Comment (2019-10-15): Agree with finding there is evidence in the file that the documentation was received by the borrower however, the document does not have a specific date line.			10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775991	XXXXXX	495135801				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	Lender contact information was not noted on the final CD.			Reviewer Comment (2019-09-05): Wholesale loan with the primary contact LO working for the Broker Reviewer Comment (2019-09-04): Requirements indicate contact information is required on documents given to consumer. Unable to address the exception. Buyer Comment (2019-09-03): XXXXX does not disclose the Lender Contact information for Broker originated loans as the Mortgage Broker is the primary contact.	09/05/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775992	XXXXXX	494894556				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		No evidence of the Final Title Policy provided for review.				10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775992	XXXXXX	494894556				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Informational. The loan file contains Tax Return Filing Extension for XX.
Buyer Comment (2019-10-15): Per comments

Reviewer Comment (2019-10-10): Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.

Buyer Comment (2019-10-07): File contained sufficient documentation to verify borrower's self-employment income for XXXXXX fka XXXXXX. Product guidelines indicate in the case where taxes for the prior year have not been filed and are between the tax filing date and the extension expiration date (typically October 15), the following are required: Copy of the filed extension, evidence of payment of any tax liability identified on the federal tax extension form, current year profit & loss (signed by the borrower), year-end profit and loss for prior year (signed by the borrower), balance sheet for prior calendar year if business is a sole proprietorship. Attached documentation includes the filed extension for XX income tax return with no tax liability identified on the XX tax extension form, current P&L and balance sheet for YTD XX signed by borrower, and XX year-end P&L and balance sheet signed by borrower as required per product guideline. Borrower's XX and XX tax returns and tax transcripts were also in the file. Additional documentation is not required.
																	10/15/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775992	XXXXXX	494894556				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	An Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure or earlier acknowledgment of receipt was available in the loan file. Further, the Acknowledgement that was signed at closing did not have specific verbiage as to when the borrower received the disclosure, which would have need to be at least within 3 business days after application to meet requirements.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-07): Disagree- List of Homeowner Counseling Organization is in the file and is dated as of XXXXXX which is within 3 days of application. See attached.	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775992	XXXXXX	494894556				Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	The new lender is the current servicer; however, the Title Commitment in loan file reflects the first lien was originated by a different lender. Therefore, this loan is not considered a same lender refinance and the incorrect Notice of Right to Cancel Form H-9 was executed.			Reviewer Comment (2019-10-18): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided. Buyer Comment (2019-10-17): Please find attached the Corrected Right to Cancel, LOX and Proof of delivery		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775992	XXXXXX	494894556				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Title Commitment in loan file reflects policy amount as $575,000 and there is no evidence of a Title Supplement with correct policy amount of $579,500.			Reviewer Comment (2019-10-08): Cleared. Buyer Comment (2019-10-07): See attached Final Title Policy from the file with policy amount as $579,500.00 that matches the mortgage amount of the transaction.	10/08/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775992	XXXXXX	494894556				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		Final title policy was received and revealed vesting was in the name of the borrower and co-borrower only. Security Instrument has 4 individuals on title. Please provide Deed signed at closing removing the other 2 parties.			Reviewer Comment (2019-10-28): Final title was provided as evidence that Vesting matches as required. Buyer Comment (2019-10-22): XXXXXX are the only borrowers on this file. They signed the application and are responsible for the loan. The other two signers appear to be the spouses and per XXXXXX Law signed as requested as there was a homestead.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775993	XXXXXX	494889183				Credit	Insurance	Insurance Analysis	Hazard Insurance Policy expires within 90 days of the Note Date.
The loan file contains two separate Hazard Insurance Policy with same Insurance company, but different provider, dates and premium.  Both have the same dwelling coverage of Guaranteed Replacement Cost.  One policy that contains current lender as the mortgagee/lien holder has effective date of XXXXXX to XXXXXX with a premium of $1,595 and other policy reflects the prior lender as the Loss Payee, effective date of XXXXXX to XXXXXX with a premium of $1,797.  For the purpose of this review, used the policy with the higher premium, which does match with lenders approval and the Closing Disclosure.  However, if the other policy is the one borrower actual has and pays, the borrowers Estimated Property Costs over Year 1 reflected on the Closing Disclosure will no longer match the final Closing Disclosure and will trigger a TRID Compliance Exceptions.
														Reviewer Comment (2019-10-18): Updated HOI policy provided. Buyer Comment (2019-10-17): The correct insurance premium at the time of closing was $1595.. Please find attached the current policy good thru 2020 as proof of continued coverage. Also the Post Close CD uploaded has been revised to reflect the correct amounts as of the closing date.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775993	XXXXXX	494889183				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. However, neither a copy of the disclosure or earlier acknowledgment of receipt was available and the acknowledgement signed at closing did not have specific verbiage as to when the borrower received the disclosures.			Reviewer Comment (2019-10-07): Cleared. Buyer Comment (2019-10-07): Disagree.. Homeowner Counseling Org List is in the file and is dated as of XXXX19.. Please find document attached along with the Loan Summary for Application date	10/07/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775993	XXXXXX	494889183				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	No valid change of circumstance or cure provided on the final Closing Disclosure for the 10% tolerance violation.
Reviewer Comment (2019-10-28): Letter of Explanation & Corrected Closing Disclosure provided.

Buyer Comment (2019-10-25): Please find attached the Corrected post closing CD with the additional $0.44 cure, Principal Reduction,, LOX and Proof of Delivery

Reviewer Comment (2019-10-18): 10% tolerance exception still open.  This one cannot be cured until all tolerance exceptions have been addressed.

Buyer Comment (2019-10-17): Please note that the 10% tolerance cure amount is $836.36.. Your exception states $891.90.. However you calculation is missing the $100 tax certificate fee listed on the LE and the corresponding $54.90 showing on the CD.

Uploaded, find the revised Post Closing CD with cure, Principal Reduction, LOX and proof of delivery along with a copy of the  10% Variance test
																10/28/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775993	XXXXXX	494889183				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,982.70 exceeds tolerance of $4,628.00 plus 10% or $5,090.80. Insufficient or no cure was provided to the borrower.	The total Title Fees and Recording Fee Disclosed on the Final Closing Disclosure had a $1,354.70 difference as compared to was was disclosed on the initial Loan Estimate. The Lender Title Insurance fee exceeded the 10% tolerance by $1,529 and there was no valid change of circumstance provided for this change or the other fees. Further, a cure was not provided on the final Closing Disclosure. The cure required would be $891.90 refunded to the borrower, a post-close Closing Disclosure with a cure, and a Letter of Explanation explaining the reason for the refund with proof of delivery.
Reviewer Comment (2019-10-18): See newly added exception for cure.

Reviewer Comment (2019-10-18): Title - Tax Certificate Fee was not paid to a provider on the SSPL and therefore is not included in the 10% tolerance bucket.  Since the fee was disclosed on all disclosures it is not included in any tolerance violation.  The correct amount of the 10% tolerance violation is $891.90.  PCCD, LOE, copy of check and POD received with the cure of $836.36, short by $55.54.  An additional cure is needed with a Corrected CD, copy of refund check, LOE and POD provided.

Buyer Comment (2019-10-17): Please note that the 10% tolerance cure amount is $836.36.. Your exception states $891.90.. However you calculation is missing the $100 tax certificate fee listed on the LE and the corresponding $54.90 showing on the CD. Attached, find the revised Post Closing CD with cure, Principal Reduction, LOX and proof of delivery along with a copy of the  10% Variance test
															10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775993	XXXXXX	494889183				Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
The Title Commitment in the loan file, reflects XXXXXX as the first lien and XXXXXX as the second lien securing the subject property.  The XXXXXX was assigned or refinanced with current lender XXXXXX, which is reflect as the payee on the final Closing Disclosure.  The Loan file did contain a Rider to the Deed of Trust Renewal and Extension Exhibit.  However, there is no clear indication the this loan is a same lender refinance or constitutes as a same lender refinance even though the first mortgage was assigned or transferred to new lender.  Therefore, the Notice of Right to Cancel Form H-9 that was executed is the incorrect Form.  This loan is not considered a same lender refinance and requires a Notice of Right to Cancel Form H-8 to be executed.
														Reviewer Comment (2019-10-18): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided. Buyer Comment (2019-10-17): Please find attached the Corrected Right to Cancel, LOX and Proof of delivery		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
207775993	XXXXXX	494889183				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___				Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): See attached PDI	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
207775993	XXXXXX	494889183				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,982.70 exceeds tolerance of $4,628.00 plus 10% or $5,090.80. Sufficient or excess cure was provided to the borrower.	Title - Tax Certificate Fee was included in the SSPL and is included in the 10% tolerance bucket. The correct amount of the 10% tolerance violation is $836.80. PCCD, LOE, copy of check and POD received with the cure of $836.36, short by $0.44. An additional cure is needed with a Corrected CD, copy of refund check, LOE and POD provided.
Reviewer Comment (2019-10-28): Letter of Explanation, Proof of Delivery, Copy of Refund Check and principal reduction completed on page 3 and Corrected CD provided.

Buyer Comment (2019-10-25): Please find uploaded the Corrected post closing CD with the additional $0.44 cure, Principal Reduction,, LOX and Proof of Delivery

Reviewer Comment (2019-10-22): After review of the PCCD the Cure of $836.36 is short by $0.44.  After making changes to the Tax Cert fee being included in the SPL. The baseline was $5,200.80 the PCCD amount is $6,037.60 and the difference is $836.80, cure of $836.36 was provided.  Now only short $0.44.  Double checked all the fees to make sure all were captured correctly.

Reviewer Comment (2019-10-22): The client stated that the Tax Cert Fee should be included in the 10% tolerance fee testing.  The vendor fee was shopped for by XXXXXX.  The Title Company Mortgage Connect included this fee in their SSPL and disclosed it as $100.00.  All the fees are lumped as XXXXXX even though the Tax Cert was paid to data check.
																10/28/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023559	XXXXXX	494957718				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.				Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): Please see the attached Title Policy with the correct loan amount.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023559	XXXXXX	494957718				Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA document is missing.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): XXXX19 - FACTA Credit Score Disclosure has been uploaded.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023560	XXXXXX	494951880				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-14): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/14/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023560	XXXXXX	494951880				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-14): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/14/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023560	XXXXXX	494951880				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2019-10-17): Payoff Statement provided. Buyer Comment (2019-10-15): Agree: Please see the attached Payoff statement which matches the information on the attached Closing Disclosure.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023560	XXXXXX	494951880				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-17): Initial disclosure provided. Buyer Comment (2019-10-15): Disagree - List of Homeownership Counseling Organizations dated XXXXXX was in the file and has been provided.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023560	XXXXXX	494951880				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment in loan file confirms this loan is a same lender refinance, which requires a Notice of Right to Cancel Form H-9 to be executed. However, Notice of Right to Cancel Form H-8 was executed.			Buyer Comment (2019-10-17): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable Reviewer Comment (2019-10-17): Provide confirmation that either form of RTC is acceptable. Have forwarded to our compliance dept as well for guidance. Buyer Comment (2019-10-16): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023561	XXXXXX	494928247				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-10-17): Borrower acknowledge receipt of the document. Agree that the form does not have a specific date line. The Brokers attest to ensuring all regulatory compliance and delivery timeliness are met.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023562	XXXXXX	494900702				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2019-10-17): Initial disclosure provided. Buyer Comment (2019-10-16): Disagree - List of Homeownership Counseling Organizations was in the file and has been provided.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023562	XXXXXX	494900702				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether there was a change in the Total Payoffs and Payments.	The difference in the payoff amounts is cents. On the consumer's final CD, the lender indicated that a change occurred.			Buyer Comment (2019-10-17): The LE does not disclosure the .18 cents, so agreed there was a minor change from the LE to the Final Closing			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023562	XXXXXX	494900702				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The Lender Contact NMLS ID is not disclosed on the final CD.			Reviewer Comment (2019-10-29): Escalated to compliance and exception may be cleared. Reviewer Comment (2019-10-21): Letter of Explanation & Corrected Closing Disclosure required to cure. Unique identifier to be used in NMLS ID for Lender Contact Buyer Comment (2019-10-17): This loan was originated by a Broker and purchased by Correspondent. The Broker negotiated the terms of the loan so their NMLS number would be required.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023564	XXXXXX	494863981				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-10-17): CDA provided. Buyer Comment (2019-10-16): Please see attached CDA	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023564	XXXXXX	494863981				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-10-18): Provided Buyer Comment (2019-10-18): Appraisal delivery verification has been uploaded.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023564	XXXXXX	494863981				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Per Disclosure Summary, revised LE was received on XXXXXX. The initial CD was issued on XXXXXX.
Buyer Comment (2019-10-18): The revised LE is required to be provided to the borrower(s) 4 days prior to closing.  The LE was in fact provided to the borrower(s) prior to the CD being issued.

Reviewer Comment (2019-10-17): The final LE must be received before the Initial CD is issued, documentation indicates the final LE was received the same day the Initial CD was issued.  Exception must remain.

Buyer Comment (2019-10-16): Agree that the Reviesed LE was Viewed on XXXX19 however, the Revised LE was sent on June 17, XX before  the Initial CD issued on XXXX19, see Disclosure Tracking report uploaded.
																	10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023564	XXXXXX	494863981				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal report date is XXXXXX; however, appraisal was delivered on XXXXXX.			Buyer Comment (2019-10-18): The TPO's attest and take responsibility for ensuring compliance with regulatory delivery timing etc.			10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-21): Please see attached CDA.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The initial application was submitted on XXXXXX and the Affiliated Business Arrangement Disclosure was provided to the borrower at closing, rather than 3 business days of application as required.			Reviewer Comment (2019-10-31): Received Affiliated Business Disclosure provided to borrower within the required time frame and signed electronically. Buyer Comment (2019-10-29): XXXX19 - E-Signed Affiliated Business Arrangement Disclosure has been uploaded.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-22): Disagree - List of Homeownership Counseling Organizations has been uploaded.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $3,736.40 and disclosure timing violations.	There are multiple documents that were signed electronically by the borrower, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the documents that were received and signed electronically cannot be used for testing, which may result in a tolerance and timing violations.			Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing Buyer Comment (2019-10-29): XXXX19 Electronic Consent has been uploaded.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The final Closing Disclosure failed to provide NMLS contact information for the Lender on page 5.			Reviewer Comment (2019-10-29): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): XXXX19 Corrected CD, Letter of Explanation and evidence corrected CD sent to borrower has been uploaded.		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for various 0% and 10% tolerance violations $327.00 was not provided.			Reviewer Comment (2019-10-29): Exception cleared - E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing Buyer Comment (2019-10-29): Disagree - Borrower shopped for all Title Fees, No Tolerance Violations, SPL and E-Consent has been provided. Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The Loan Estimate issued XXXXXX was electronically sent and signed by the borrower confirming receipt, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the Loan Estimate cannot be used for testing to determine the LE was provided to the borrower within the required timeline and may cause tolerance violations. Thus, the borrower was not provided the initial LE 3 business days of application.			Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing Buyer Comment (2019-10-29): XXXX19 Electronic Consent has been uploaded.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	No evidence the lender provided the borrower the TRID Settlement Service Provide Disclosure 3 business days of applications.			Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing Buyer Comment (2019-10-29): XXXX19 Service Provider List has been uploaded.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,762.00 exceeds tolerance of $1,450.00 plus 10% or $1,595.00. Insufficient or no cure was provided to the borrower.	Due to fees which were not disclosed on the initial LE, the tolerance of $1450 was exceeded, as no cure was provided to the Borrower.			Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing Buyer Comment (2019-10-29): Disagree - Borrower shopped for all title fees and are not included in testing, SPL has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $65.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate failed to include a Title- Sub-Escrow fee as reflected on the final Closing Disclosure. E-sing Consent Agreement and a cure was not provided.			Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing Buyer Comment (2019-10-29): Disagree - Sub-Escrow fee is a 10% fee, borrower shopped for all Title Services, and fee is excluded from testing. E-Consent has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate failed to include a Title-Wire fee as reflected on the final Closing Disclosure. E-sing Consent Agreement and a cure was not provided.			Buyer Comment (2019-10-29): Disagree - Wire/Funding/Disbursement fee is a 10% fee, borrower shopped for all Title Services and fee is excluded from testing. E-Consent has been provided. Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate failed to include a Title-Endorsement fee as reflected on the final Closing Disclosure. E-sing Consent Agreement and a cure or valid change of circumstance was not provided.			Buyer Comment (2019-10-29): Disagree - Endorsement fee is a 10% fee, borrower shopped for all Title Services and fee is excluded from testing. E-Consent has been provided. Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate failed to include a Warehousing (Archive) fee as reflected on the final Closing Disclosure. E-sing Consent Agreement and a cure or valid change of circumstance was not provided.			Buyer Comment (2019-10-29): Disagree - Warehousing fee is a 10% fee, borrower shopped for all Title Services and fee is excluded from testing. E-Consent has been provided. Reviewer Comment (2019-10-29): E-Consent and SSPL provided. Borrower shopped for title fees - No tolerance testing	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023566	XXXXXX	494849552				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The most recent business returns were not provided. Need XX 1120s business returns and Schedule K-1's. Also the XX 1120s provided are not signed.			Reviewer Comment (2019-11-01): Received signed XX 1120s and XX Application for Automatic extension for business returns - SCorp. Buyer Comment (2019-11-01): The XX business extension and signed XX business return has been uploaded on this agency loan (Fannie Mae High Balance).	11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023570	XXXXXX	494917754				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-10-18): CDA provided. Buyer Comment (2019-10-17): Please see attached CDA.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023570	XXXXXX	494917754				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	A Post-Close Closing Disclosure dated XXXXXX provided a cure of $13.33 for Transfer Tax fee, which was sufficient to cure this tolerance violation. Further, borrower was provided a Letter of Explanation and Refund check for the cure of $13.33.			Reviewer Comment (2019-10-16): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023570	XXXXXX	494917754				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXXXX not received by borrower at least four (4) business days prior to closing.	No evidence of disclosure being received by the borrower at least 4 business days prior to close.			Reviewer Comment (2019-10-25): Evidence of earlier receipt provided. Buyer Comment (2019-10-24): Borrower LE receipt letter attached Reviewer Comment (2019-10-23): AMC received documentation however the auto reply does indicate borrower received merely that it was successfully emailed. As it is a timing exception a cure is not available. Buyer Comment (2019-10-21): See attached LOX and Letter and Email receipt	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023570	XXXXXX	494917754				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,733.33 exceeds tolerance of $1,720.00. Insufficient or no cure was provided to the borrower.	A Post-Close Closing Disclosure dated XXXXXX provided a cure of $13.33 for Transfer Tax fee, which was sufficient to cure this tolerance violation. Further, borrower was provided a Letter of Explanation and Refund check for the cure of $13.33.			Reviewer Comment (2019-10-16): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. Further LOE on XXXXXX and check paid to borrower on XXXXXX.		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023570	XXXXXX	494917754				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of disclosure was signed at closing. However there is no evidence the borrower received this disclosure 3 business of application and no earlier signed acknowledgement in loan file.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): See attached Homeownership Counseling List Reviewer Comment (2019-10-18): The list of counseling agencies is not located in the loan file. Please provide the list, showing the date it was provided to the borrower. Buyer Comment (2019-10-17): The HCO List date issued is XXXXXX which is within 3 business days of the application date, same date as initial loan estimate	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023570	XXXXXX	494917754				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $1,789.33 and disclosure timing violations.	Evidence in loan file, the final Closing Disclosure issued on XXXXXX was sent to the borrower electronically. E-mail correspondence in loan file reflecting CD was sent on XXXXXX and borrower confirmed receipt on XXXXXX. However, no evidence of a Electronic Consent signed by the borrower consenting to receive documents electronically.			Reviewer Comment (2019-10-25): Verification of edelivery provided via email. Reviewer Comment (2019-10-18): AMC received emails indicating CD was sent electronically. Please provide the E consent document for review. Buyer Comment (2019-10-17): Borrower's consented receipt via attached email.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023570	XXXXXX	494917754				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	No evidence of when the Loan Estimate issued on XXXXXX was received by the borrower. The Confirm Receipt on the LE page 3 was not signed by the borrower. Therefore, if the LE was sent via mail, the borrower would have received the document after the final CD was received. Need evidence of receipt.			Reviewer Comment (2019-10-25): Evidence of earlier receipt provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan contains a Demand Feature.	All of the CD's in the file reflect that the loan has a demand feature, which matches the Note as being permissible. This exception should not be firing.			Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cured. Buyer Comment (2019-10-30): See Trailing Doc XXXXXX - 04:56PM Buyer Comment (2019-10-30): LOE has been provided. Reviewer Comment (2019-10-30): PCCD issued on XXXX19 was received. Need LOE provided to the consumer to cure. Buyer Comment (2019-10-30): Please see attached PCCD correcting escrow to no escrow Buyer Comment (2019-10-30): See attached PCCD correcting demand feature		10/31/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan will have an escrow account.	The final and post-close CD's in the file did not disclose whether the loan will have an escrow account or borrower declined the escrow account. The final CD page 4 Escrow Account section was not completed.			Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cured. Buyer Comment (2019-10-30): Corrected PCCD has been provided with LOX.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan will have an escrow account.	The final and post-close CD's in the file did not disclose whether the loan will have an escrow account or borrower declined the escrow account. The final CD page 4 Escrow Account section was not completed.			Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cured. Buyer Comment (2019-10-30): See attached Reviewer Comment (2019-10-30): PCCD issued on XXXX19 was received. Need LOE provided to the consumer to cure. Buyer Comment (2019-10-30): Please see attached corrected PCCD showing no escrow account		10/31/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The Loan Discount on the final Closing Disclosure was not initial disclosed on the Loan Estimate and no valid change of circumstance or cure was provided on the final and post-close CD's in the loan file.			Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cleared. Reviewer Comment (2019-10-30): SitusAMC received an attestation for the incorrect placement of the Loan Origination Fee on the final CD was placed in Loan Discount which is how the fee was disclosed on the LE. Need LOE provided to the Consumer to cure. Buyer Comment (2019-10-30): See attached LOE, PCCD Buyer Comment (2019-10-30): Please see LOE, PCCD correcting issue	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,547.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount on the final Closing Disclosure was not initial disclosed on the Loan Estimate and no valid change of circumstance or cure was provided on the final and post-close CD's in the loan file.			Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-30): See attached Reviewer Comment (2019-10-30): SitusAMC received an attestation for the incorrect placement of the Loan Origination Fee on the final CD was placed in Loan Discount which is how the fee was disclosed on the LE. Need LOE provided to the Consumer to cure. Buyer Comment (2019-10-30): Please see LOE, PCCD correcting issue	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement of receipt of disclosure was signed at closing. However, there is no evidence the lender provided the borrower this disclosure 3 business days after application or an earlier signed acknowledgement of receipt.			Buyer Comment (2019-10-30): The Correspondent's attest to being compliant with all regulatory delivery and timeliness			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $13,426.75 and disclosure timing violations.	There were documents that the borrower received electronically. However, there is no evidence in file of an Electronic Consent signed by the borrower consenting to receive documents electronically. Therefore, documents that were provided electronically cannot be used for TRID compliance testing.			Buyer Comment (2019-10-30): Exception tied to an EV3 finding.			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	There were documents that the borrower received electronically. However, there is no evidence in file of an Electronic Consent signed by the borrower consenting to receive documents electronically. Therefore, the Loan Estimate that was provided to the borrower electronically cannot be used. Thus, there is no evidence the borrower received the Loan Estimate 3 business days after application.			Reviewer Comment (2019-11-01): Initial LE was sent to the borrower within 3 business days of application. Reviewer Comment (2019-10-31): There is an e-mail correspondence in loan file from XXXXXX to XXXXXX with revised LE changing the loan amount and rate. This is why we are requesting a E-Sign Consent from the borrower. Anything that is sent electronically there should be a consent in file. Buyer Comment (2019-10-30): Can you please review. I do not show that there were disclosures electronically delivered.	11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Signature Statement	TILA-RESPA Integrated Disclosure - Final Closing Disclosure provided on XXXXXX does not contain the required signature statement.	SitusAMC received a final CD issued on XXXX19 and wet signed by the Borrower on XXXX19, however, the form does not have a signature line.			Buyer Comment (2019-11-01): Waiving due to no signature line			11/01/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		SitusAMC received an attestation for the incorrect placement of the Loan Origination Fee on the final CD was placed in Loan Discount which is how the fee was disclosed on the LE.			Buyer Comment (2019-11-01): Per Non Material Finding			11/01/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX did not disclose Estimated Property Costs over Year 1.				Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cured.		10/31/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023571	XXXXXX	494913374				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX did not disclose whether the loan will have an escrow account.	SitusAMC received required documents, exception is cleared.			Reviewer Comment (2019-10-31): SitusAMC received required documents, exception is cleared.		10/31/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023572	XXXXXX	494913292				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure was provided at time of closing and not within 3 business days of application			Reviewer Comment (2019-10-21): Initial disclosure provided. Buyer Comment (2019-10-17): Note date Sept 4 XX App date XXXXXX docusign sent XX27 signed XX3 Homeownership Counseling List was sent to borrower in docusign envelope ending BEC84, the same envelope that housed the Receipt of your home loan took kit dated XXXX19 and Acknowledgement of Receipt of the Homeownership Counseling notice, both docusigned XXXXXX - -attached	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023572	XXXXXX	494913292				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Post CD issued XXXXXX reflects correct consummation date of XXXXXX.			Reviewer Comment (2019-10-16): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/16/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023572	XXXXXX	494913292				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,815.72 on Final Closing Disclosure provided on XXXXXX not accurate.	The final Closing Disclosure issued XXXXXX, indicated that the estimated property costs over Year 1 would be $10,815.72; however, the actual 12 month escrow amount is $11,012.28. This was corrected on post CD issued XXXXXX.			Reviewer Comment (2019-10-16): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023572	XXXXXX	494913292				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Paid To for the Title - Notary Fee is TBD. This was corrected on post CD issued XXXXXX.			Reviewer Comment (2019-10-16): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023572	XXXXXX	494913292				Compliance	Compliance	Miscellaneous Compliance	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___				Reviewer Comment (2019-10-16): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023573	XXXXXX	494908166				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Total Closing Costs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether there was a change in the Total Closing Costs.	On the final Closing Disclosure page three section Calculated cash to close disclosed on the Loan Estimate Column reflects total closing costs (J) is $10,401 and on the Final Column the total closing costs (J) disclosed $10,401.82, which was a $0.82 difference, but the CD reflects there was no change to this amount.
Buyer Comment (2019-10-21): This error did not affect the totals charged to the borrower. This is a clerical error which did not affect the timing, delivery, or other requirements imposed by § 1026.19(e) or (f).

Reviewer Comment (2019-10-21): AMC reviewed the exception. The amount of $10401.82 exceeds an amount to be rounded to $10401. Please provide a corrected CD and LOE to cure.

Buyer Comment (2019-10-17): Disagree with need for revised final CD as the Loan Estimate is never able to disclose cents.   The Closing Disclosure is the only form able to disclose the fee in dollars and cents.   There is no change here.   Just like the closing costs financed line did not inflict a change.     {For purposes of § 1026.38(e)(1)(iii), (2)(iii), and (4)(iii), each statement of a change between the amounts disclosed on the Loan Estimate and the Closing Disclosure is based on the actual, non-rounded estimate that would have been disclosed on the Loan Estimate under § 1026.37(h) if it had been shown to two decimal places rather than a whole dollar amount. For example, if the amounts in the "Loan Estimate" column of the total closing costs row disclosed under § 1026.38(e)(2)(i) is $12,500, but the non-rounded estimate of total closing costs is $12,500.35, and the "Final" column of the total closing costs row disclosed under § 1026.38(e)(2)(ii) is $12,500.35, then, even though the table would appear to show a $0.35 increase in total closing costs, no statement of such increase is given under § 1026.38(e)(2)(iii).}
																	10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023573	XXXXXX	494908166				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	No evidence of a payoff statement provided for review.			Reviewer Comment (2019-10-21): Received Buyer Comment (2019-10-21): Payoff demand attached	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023573	XXXXXX	494908166				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment in file confirms the subject transaction is a same lender refinance. For same lender refinances, the Notice of Right to Cancel Form H-9 is required to be executed. However, Form H-8 Notice of Right to cancel was executed.			Reviewer Comment (2019-10-28): Client ReOpened Rescission with the correct form and waited the required period. Buyer Comment (2019-10-25): New Rescission period opened and the borrowers did not choose to rescind. See new RTC, LOX and Tracking.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023574	XXXXXX	494900541				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-17): Initial disclosure provided. Buyer Comment (2019-10-15): See attached homeownership counseling notice signed XXXX19	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023575	XXXXXX	494897660				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Neither a copy of the disclosure nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-15): See attached Homeownership counseling notice	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023575	XXXXXX	494897660				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Notary date/signing date is XXXXXX. The date disclosed on the final CD is XXXXXX. A post-closing CD was issued on XXXXXX disclosing the correct Closing Date.			Reviewer Comment (2019-10-11): PCCD dated XXXX19 received with original TPR file.		10/11/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023575	XXXXXX	494897660				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Neither a copy of the booklet nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-15): See attached Home Loan toolkit	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023575	XXXXXX	494897660				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Selling guide required Alimony to be documented with evidence of at least one month receipt in order to be used as qualifying income. Evidence of receipt is missing from the loan file.
Reviewer Comment (2019-10-22): Received and cleared

Buyer Comment (2019-10-17): Agree:  Documentation to support the receipt of alimony is required.  The deposit is based on the marital settlement between the two parties prior to the Final Divorce Decree.  Per the Marital Agreement the borrower was to receive $924.00 in Alimony and $1278 in Child Support.  The $2200.00 was a mobile deposit on XXXXXX in XXXXXX(please see the attached).  Removing the Alimony income does not affect the borrower's ability to qualify.  $6306.XX $14314.19= 44% DTI.  Current DTI 42.38%.  The Difference is within the 3 % Tolerance and does not require the AUS to be rerun.  Please see the attached Freddie Mac Guidelines.
															10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023577	XXXXXX	494884971				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Final CD disclosed a Closing Date of XXXXXX, however, the actual date of consummation is XXXXXX per Security Instrument.			Reviewer Comment (2019-10-17): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. The Post-Close CD reflects correct closing date of XXXXXX.		10/17/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023578	XXXXXX	494882538				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-10-18): CDA provided. Buyer Comment (2019-10-18): Please see attached CDA.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023578	XXXXXX	494882538				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence the appraisal the original and updated appraisal were provided to the borrower prior to closing. Further, there was no Acknowledgement of Receipt of Appraisal in loan file.			Buyer Comment (2019-10-21): Documentation in file from borrower acknowledging/authorizing receipt of appraisal 3 days prior to closing/at closing			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023578	XXXXXX	494882538				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Security Instruments and the Consolidated Note for this CEMA Transaction confirm this is a same lender refinance. Therefore, a Notice of Right to Cancel Form H-9 is required to be executed. However, lender executed Form -8 which is the incorrect Form.			Buyer Comment (2019-10-18): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.			10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023578	XXXXXX	494882538				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower was provided with a copy of the appraisal on XXXXXX, which is prior to the appraisal report date of XXXXXX. Evidence borrower received a copy of the revised appraisal was not provided.			Buyer Comment (2019-10-21): TPO's are responsible for ensuring and attest to adhearing to all regulatory delivery requirements. The dates are related to minor changes resulting in a signature date post the initial appraisal delivery date			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	B	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023579	XXXXXX	494872916				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-18): Provided. Buyer Comment (2019-10-18): Please see attached CDA	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	A	A	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023580	XXXXXX	494871452				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Missing Document: Note - Subordinate Lien not provided
Reviewer Comment (2019-10-27): The exception was requesting the Subordinate Lien - which is the simultaneous second lien which was executed along with the first lien (subject Mortgage).  Exception was not request a subordination agreement.  Agree that a subordination agreement is mainly requested only on refinance transaction.,  Received a copy of the Note for the second lien that was obtained and used towards the purchase of subject property.

Buyer Comment (2019-10-21): Disagree: Subordination agreements are required for refinance transactions the current transaction is a purchase therefore  a subordination agreement is not required.  Please see the attached approval for the 2nd lien along with a copy of the Note and Mortgage/ Deed of Trust.
															10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023580	XXXXXX	494871452				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	The Consumer's final Closing Disclosure did not disclose any seller paid fees and there was no evidence of a the Seller's Closing Disclosure for review.			Reviewer Comment (2019-10-23): Seller CD provided Buyer Comment (2019-10-21): XXXX19 - Seller CD has been uploaded.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023580	XXXXXX	494871452				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the Home Loan Toolkit Disclosure was signed at closing. Neither a copy of the Disclosure nor an acknowledgment of receipt was provided. Therefore, no evidence the lender provided a copy of the disclosure to the borrower 3 business days of application as required.			Reviewer Comment (2019-10-23): Disclosure sent electronically with Initial Disclosure confirmed from Document Envelope ID Buyer Comment (2019-10-21): Disagree - Home Loan Toolkit Disclosure was provided to the borrower within 3 business days of application - Home Loan Toolkit DocuSign Envelope ID number on the top of the form matches the DocuSign EnvelopeID number on the Electronic Disclosure Notice, both have been uploaded.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023580	XXXXXX	494871452				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-27): Received CDA secondary value, moderate risk no variance. Buyer Comment (2019-10-21): Please see attached CDA.	10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023580	XXXXXX	494871452				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier an acknowledgment of receipt was not provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure to the borrower 3 business days of application.			Reviewer Comment (2019-10-23): Disclosure sent electronically with Initial Disclosure confirmed from Document Envelope ID Buyer Comment (2019-10-21): Disagree - List of Homeownership Counseling and Acknowledgement of Receipt of Homeownership Counseling Notice E-Signed XXXX19 within 3 business days of application dated XXXX19 was in the file and has been uploaded.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023581	XXXXXX	494868486				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Policy submitted does not reflect Lender to successors and assigns			Buyer Comment (2019-10-22): XXXXX uses a Vendor Nat Gen that will ensure proper assignees and policy requirements have been met			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosure was provided at time of closing and not within 3 business days of application			Buyer Comment (2019-10-22): The Correspondents attest to ensuring regulatory delivery requirement and timing have been met.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of XXXXXX, but the transaction consummation (mortgage notary) date was XXXXXX.			Buyer Comment (2019-10-22): Agree with finding however, there was no impact to the testing or timing of results			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	Lender's contact NMLS ID was not provided on the final Closing Disclosure page 5.			Reviewer Comment (2019-10-29): Escalated to compliance and able to clear.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $183.00 plus 10% or $201.30. Insufficient or no cure was provided to the borrower.	The consumer's final Closing Disclosure did not provide a cure or a change of circumstance for the Recording Fee. Further, a. Post-Close CD in file issued XXXXXX provided a cure of 70.85, however this was insufficient, an additional $152.85 cure would need to be provided to cure the Recording Fee.			Reviewer Comment (2019-10-24): AMC received final settlement statement indicating 10% tolerance fees are within threshold. Exception Cleared. Buyer Comment (2019-10-22): Disagree - The PCCD dated XXXX19 and Final Settlement Statement show that the borrower was only charged $88.00 for the Recording fee not $425.00, see PCCD and Final Settlement uploaded.	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Recording fee of $223.70 was not provided.			Reviewer Comment (2019-10-24): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-10-23): TRID does not require a separate Seller CD as the CD provided in the file is a combined CD which discloses the fees required to be paid by the buyer and seller. A combined Buyer/Seller CD or separate CDs are acceptable.	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower was provided with a copy of the appraisal on XXXXXX, which is prior to the appraisal report date of XXXXXX. Evidence borrower received a copy of the revised appraisal was not provided.			Buyer Comment (2019-10-22): Correspondents attest to delivery and meeting regulatory compliance. There was a minor addendum which accounts for the signature date variance.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure was provided at time of closing and not within 3 business days of application			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-22): See attached	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	No seller fees on final CD. Missing copy of Seller CD			Reviewer Comment (2019-10-28): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. LOE provided along with mailing label. Buyer Comment (2019-10-28): XXXX19 Updated CD and Final Settlement Statement with seller fees along with LOX has been uploaded.		10/28/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-10-24): AMC received disclosure tracking indicating the initial CD was received the same day. Exception Cleared. Buyer Comment (2019-10-22): Disagree - See page 6 and 7 of the Disclosure Tracking uploaded.	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Paid To fee was left blank for Well Certification fee			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): Disagree - The PCCD date issued XXXX19 shows the Well Certification paid to the XXXXXX Dept of Safty.		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Miscellaneous Compliance	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	Paid To fee was left blank for the Well Certification Fee.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): Disagree - The PCCD date issued XXXX19 shows the Well Certification paid to the XXXXXX Dept of Safty		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023581	XXXXXX	494868486				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	AMC received disclosure tracking indicating the revised LE and initial CD were received the same day. The LE must be received 1 business day prior to initial CD.			Buyer Comment (2019-10-24): The revised LE is required to be provided to the borrower(s) 4 days prior to closing. The LE was in fact provided to the borrower(s) prior to the CD being issued.			10/24/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023582	XXXXXX	494857242				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	No evidence the lender provided the borrower List of Homeownership Counseling Organizations Disclosure.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): See attached	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023582	XXXXXX	494857242				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $3,062.25 and disclosure timing violations.	There are multiple documents that were signed electronically by the borrower, however there is no evidence of a Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the documents that were received and signed electronically cannot be used for testing and determine whether Federal Compliance Regulations were met.			Reviewer Comment (2019-10-25): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-24): Please see attached E-consent	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023582	XXXXXX	494857242				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The Loan Estimate issued XXXXXX was electronically sent and signed by the borrower confirming receipt, however there is no evidence of a Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the Loan Estimate cannot be used for testing to determine the LE was provided to the borrower within the required timeline. Thus, the borrower was not provided the initial LE 3 business days of application.			Reviewer Comment (2019-10-25): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-24): Please see attached E-consent	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023582	XXXXXX	494857242				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	No evidence of the lender provided the borrower Your Home Loan Toolkit Disclosure.			Buyer Comment (2019-10-22): The Broker attest to complying with all regulatory delivery requirements.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023582	XXXXXX	494857242				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure issued on XXXXXX reflects scheduled closing date as XXXXXX, however the borrower did not sign documents until XXXXXX, therefore, the consummation date does not match the final CD. Further, the post-close CD in file issued XXXXXX continues to reflect the same closing date.			Buyer Comment (2019-10-22): Agree borrower signed a day after the closing date listed on the documents however, no impact as interest was collected per the disbursement date and no impact to recession as this was a purchase.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023583	XXXXXX	494852984				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	No evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Buyer Comment (2019-10-21): Agree a date line is not present on the form. The borrower acknowledge receipt of the document			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023583	XXXXXX	494852984				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment in file confirms this transaction is a same lender refinance. Therefore, a Notice of Right to Cancel Form H-9 should have been executed. However, lender executed Form H-8 instead.			Buyer Comment (2019-10-22): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023583	XXXXXX	494852984				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.	No evidence of the Final Title Policy provided for review.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-24): An updated Final Title Policy reflecting the $637,500 loan amount has been uploaded.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023583	XXXXXX	494852984				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-28): Secondary Valuation product was provided as required. Buyer Comment (2019-10-21): Please see attached CDA.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023583	XXXXXX	494852984				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Based on excessive points and fees being charged at closing and reflected on the final Closing Disclosure, the Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2019-10-28): Evidence of Bonafide Discount Eligibility was provided. Buyer Comment (2019-10-22): Disagree - please see attached Mavent - QM ATR Disclosure, Page 4 - Bonafide Discount Eligibility.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023583	XXXXXX	494852984				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank XX): Points and Fees on subject loan of 3.38178% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $20,718.75 on a Federal Total Loan Amount of $612,658.54 vs. an allowable total of $18,379.75 (an overage of $2,339.00 or .38178%).	The final Closing Disclosure reflected points of 3.25% which is in excess of the 3% maximum allowed based on the loan amount. No evidence of a Bona Fide Acknowledgement in loan file.			Reviewer Comment (2019-10-28): Evidence of Bonafide Discount Eligibility was provided. Buyer Comment (2019-10-21): XXXXXX, Disagree - please see attached Mavent - QM ATR Disclosure, Page 4 - Bonafide Discount Eligibility.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208023583	XXXXXX	494852984				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $24,146.05 and disclosure timing violations.	There are multiple documents that were signed electronically by the borrower, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the documents that were received and signed electronically cannot be used for testing, which may result in a tolerance and timing violations.			Reviewer Comment (2019-10-24): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-23): Please see attached E-consent	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023583	XXXXXX	494852984				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The Loan Estimate issued XXXXXX was electronically sent and signed by the borrower confirming receipt, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the Loan Estimate cannot be used for testing to determine the LE was provided to the borrower within the required timeline and may cause tolerance violations. Thus, the borrower was not provided the initial LE 3 business days of application.			Reviewer Comment (2019-10-24): AMC received E consent. Exception Cleared.	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208023584	XXXXXX	529960882				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,850.33 on Final Closing Disclosure provided on XXXXXX not accurate.	The HOA Dues of $XXmo. are not included in the lender's calculation.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): Please see attached PCCD and LOE showing estimated property costs over year 1 $1351.53 x 11 = $11,866.83 Reviewer Comment (2019-10-24): AMC received CD however it appears the HOA dues are not included in the total. The appraisal indicates HOA dues of $XXyear. Please provide a corrected CD and LOE to cure. Buyer Comment (2019-10-22): Disagree, the lender used 11 months on the estimated property costs over year 1. $1350.03 * 11 = $14,850.33		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023584	XXXXXX	529960882				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $57.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	The initial Loan Estimate did not disclose the Credit Report Fee of $57.50, which is disclosed on the final Closing Disclosure issued on XXXXXX. However, the final Closing Disclosure issued on XXXXXX provided a cure of $57.50, which is sufficient to cure the tolerance violation.			Reviewer Comment (2019-10-14): Cure provided on final Closing Disclosure Reviewer Comment (2019-10-14): Final Closing Disclosure provided a cure of $57.50 which is sufficient to cure this tolerance violation. Reviewer Comment (2019-10-11): Re-opening exception cured by UW.		10/14/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023584	XXXXXX	529960882				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan allows for Partial Payments.	None of the checkboxes were marked in the Partial Payments section on p. 4 of the consumer's final CD. This issue is not corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-23): See attached PCCD and LOE		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023585	XXXXXX	495079198				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,503.56 on Final Closing Disclosure provided on XXXXXX not accurate.
The final Closing Disclosure issued on XXXXXX disclosed estimated property costs over year 1 of $11,503.56, which does not match the actual property taxes and insurance premium annually.  The Premium used from the hazard insurance was the first premium provided to the borrower of $614 annually and property taxes of $10,889.52.  Post-Close Closing Disclosures provided in loan file, however the estimated property costs are the same amount.  Therefore, another post-close CD would need to be issued with this correction or proof of hazard insurance premium and property taxes verified in loan file are incorrect.

Reviewer Comment (2019-10-21): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR.  LOE and proof of delivery provided along with corrected PCCD.

Reviewer Comment (2019-10-18): Property costs, as forwarded, do not indicate an amount of $11,636.52. Please support the amount of $11,636.52, or provide PCCD, LOE and proof of delivery with costs as presented above.

Buyer Comment (2019-10-17): The Exception Comments state that the amount of Estimated Property Costs over Year 1 due to the property taxes and hazard insurance. Per the Title Commitment the property taxes used should be $3114.90x2=6229.80 and the hazard insurance used should be $747. Please advise as to what figures you are using. See attached.
																10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023585	XXXXXX	495079198				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $839,915.27 disclosed on the Final Closing Disclosure dated XXXXXX is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $839,983.97 provided on XXXXXX, a difference of $68.70000.	The final Closing Disclosure issued on XXXXXX disclosed total of payments on page 5 as $839,915.27, however the post-closing CD's provided disclosed different total number of payments, the last post close CD disclosed $839,983.97, which was a $68.70 difference. The difference cannot be more than $35.00. Another post-close CD would need to be issued to the borrower correcting this amount if inaccurate along with a letter of explanation from the borrower explaining the change.			Reviewer Comment (2019-10-18): SitusAMC received required documents, exception is cured. Buyer Comment (2019-10-17): Disagree,The total number of payments on the XXXX18 CD was inaccurate due to the $68.70 credit was disclosed in section A. The total number of payments on the XXXX19 PCCD is accurate due to the $68.70 credit being removed. Restitution has already been provided back to the borrower in the amount of $68.70 to cure the total number of payments issued. Please see attached.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023587	XXXXXX	494976483				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	No evidence of the lease agreement provided to comply with Appendix Q.			Reviewer Comment (2019-10-28): Received lease agreements that were not originally provided for initial review. Also received LOE explaining the situation with property XXXXXX Buyer Comment (2019-10-21): Disagree: Rental Property documentation for properties XXXXXX were located in the file. Please see the attached rental income calculation, lease and schedule E of the Tax Returns. A LOE is also attached regarding property XXXXXX	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023587	XXXXXX	494976483				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	No evidence of the lease agreement provided to comply with Appendix Q.			Reviewer Comment (2019-10-28): Received lease agreements that were not originally provided for initial review. Also received LOE explaining the situation with property XXXXXX Buyer Comment (2019-10-21): Disagree: Rental Property documentation for property XXXXXX was located in the file. Please see the attached rental income calculation, lease and schedule E of the Tax Returns.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023587	XXXXXX	494976483				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Non QM due to missing copies of lease agreements for non-subject investment properties where rental income was used for qualifying.			Reviewer Comment (2019-10-28): Received lease agreements that were not originally provided for initial review. Also received LOE explaining the situation with property XXXXXX Buyer Comment (2019-10-21): Disagree: Rental Property documentation for properties XXXXXX were located in the file. Please see the attached rental income calculation, lease and schedule E of the Tax Returns. A LOE is also attached regarding property XXXXXX	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023587	XXXXXX	494976483				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXXXX disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final CD shows $888,899.59 but calculated finance charge is $889,702.59. Variance of $803.			Reviewer Comment (2019-10-15): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/15/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023587	XXXXXX	494976483				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $93.80 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $18.80 was provided on the final CD					10/14/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023588	XXXXXX	494969633				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	No evidence of a mortgage loan payoff in loan file for review.			Reviewer Comment (2019-10-21): Received Buyer Comment (2019-10-18): Agree: Please see the attached payoff from XXXXXX with the payoff amount of $709313.00 which matches the CD.	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023588	XXXXXX	494969633				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXXXX did not disclose number of months for homeowner's insurance under Prepaids.	The final Closing Disclosure issued on XXXXXX did not disclose on page two section F Prepaids, reflects Homeowner's Insurance Premium of $937.49, however the number of months this amount is covering was not provided, the section was left blank. No evidence of a post-close closing disclosure in file for review.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): XXXX19 Correcred CD and Letter of Explanation has been uploaded.		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023588	XXXXXX	494969633				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,585.92 on Final Closing Disclosure provided on XXXXXX not accurate.	The subject loan Estimated property costs reflect on the final Closing Disclosure of $13,585.92, which includes annual taxes and insurance. However, this amount does not match. The property taxes are $11,734.65 annually and the hazard insurance premium $1,852.00 annually, for a total of $13,586.65. Therefore, the final Closing Disclosure issued XXXXXX disclosed the total property cost $0.73 less than the correct amount and per TRID Federal Compliance guidelines this information has to match actual amounts reflect on hazard insurance policy and property taxes.			Reviewer Comment (2019-10-24): AMC received corrected CD and LOE. Exception Cured. Buyer Comment (2019-10-22): XXXX19 Correcred CD and Letter of Explanation has been uploaded.		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023588	XXXXXX	494969633				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment in the loan file confirms this transaction is a same lender refinance, which requires a Notice of Right to Cancel Form H-9 to be executed. However, the incorrect Form H-8 was executed at closing.			Buyer Comment (2019-10-17): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023588	XXXXXX	494969633				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The loan file contained multiple hazard insurance policies with different dates, coverage amount and premium. The hazard insurance policy being used the most recent updated policy which reflects a coverage amount of $742,000. There was no indication of any extended replacement cost. Therefore, the policy amount has a shortfall of $27,660. Therefore, either need updated policy reflect replacement or extended replacement cost or a Replacement Cost Estimator..			Reviewer Comment (2019-10-27): Received Replacement Cost Estimator that reflects the replacement cost, because the hazard insurance policy did not reflect the amount of replacement cost included in the coverage, it just reflected policy had replacement. Now that replacement cost estimator was received the coverage amount is now sufficient. Buyer Comment (2019-10-18): Disagree - Attached is the current Hazard Insurance Policy and Replacement Cost Valuation	10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023589	XXXXXX	494956459				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the booklet was signed at closing. Neither a copy of the booklet or an acknowledgment of receipt 3 business days after application were provided.			Buyer Comment (2019-10-16): For a Broker loan XXXXX the registration date is determined once we have received the 6 pieces of information that constitutes an application. The form does not have a specific date line to acknowledge date of receipt for the Home Loan Toolkit			10/16/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023589	XXXXXX	494956459				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___	The loan file only contains a third party verification for self-employment business XXXXXX. Missing third party verification for all the other self-employment partnerships XXXXXX to comply with Appendix Q guidelines.
Reviewer Comment (2019-10-18): Agree with lender. VVOE's provided for S/E generating income.

Buyer Comment (2019-10-16): Disagree:  Please see the attached VVOE for XXXXXX.  The document was located in the file.  Negative income was used for qualifying from the following businesses: XXXXXX. "Verification of self-employed businesses by a third-party source is not required, as no income from the self-employed business was used for qualification purposes." Under § 1026.43(c)(2)(ii), a creditor must verify a consumer's current employment status only if the creditor relies on the consumer's employment income in determining the consumer's repayment ability. For example, if a creditor relies wholly on a consumer's investment income to determine repayment ability, the creditor need not verify or document employment status.
															10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023590	XXXXXX	494946961				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Policy provided reflects dwelling coverage of $415,000 including 25% ($103,750) replacement cost for total coverage of $518,750, which is a shortfall of $76,950 to cover the estimated cost new reflected on the appraisal of $595,700.			Reviewer Comment (2019-10-18): Replacement Cost Estimator provided. Buyer Comment (2019-10-17): Please see the attached Replacement Cost Estimator.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023591	XXXXXX	494946136				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	The LE issued on XXXXXX is not signed or dated and there is not any supporting documentation in this file showing it was received before the initial CD was issued.			Reviewer Comment (2019-10-22): Evidence of earlier receipt provided. Buyer Comment (2019-10-21): See attached LE dated XXXX19, signed XXXX19.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023591	XXXXXX	494946136				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXXXX not received by borrower at least four (4) business days prior to closing.	This loan closed on XXXXXX. The revised LE was issued on XXXXXX, however there is no evidence that the LE was received at least four days prior to closing.			Reviewer Comment (2019-10-22): Evidence of earlier receipt provided. Buyer Comment (2019-10-21): See attached LE dated XXXX19, signed XXXX19 which is 4 days prior to disbursement	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023592	XXXXXX	494939276				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Property Inspection required after XXXXXX to verify the subject property did not incur any damages from the XXXXXX.			Reviewer Comment (2019-10-18): Provided Disaster inspection dated 10-17-XX with no damage reported Buyer Comment (2019-10-18): Please see attached PDI	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023592	XXXXXX	494939276				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Policy reflects dwelling coverage $708,000 and no evidence of replacement cost. Therefore, the coverage amount has a shortfall of $50,325 to cover at least the Estimated Cost New reflected on the appraisal for $754,125.00.			Reviewer Comment (2019-10-17): Replacement cost coverage of 80% reflected in policy. Buyer Comment (2019-10-16): See attached insurance showing replacement cost coverage	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023592	XXXXXX	494939276				Credit	Loan Package Documentation	Application / Processing	Missing Document: Tax Certificate not provided		Tax Certificate was provided showing prior year property taxes. However, this is a purchase transaction and property taxes will change based on the purchase price. Therefore, missing tax cert for XX confirming monthly property taxes of $2,083.33 per month as disclosed.
Reviewer Comment (2019-10-22): Received and cleared

Buyer Comment (2019-10-21): Disagree: The property is a new construction.  At the time of close the XX Taxes had not been assessed.  Attached is the XX Tax cert.  The tax rate went down for XX.  The underwriter qualified the borrower using the higher tax rate therefore there is no additional risk.  Please the XX Tax Cert along with the tax calculation using the XX tax rates.

Reviewer Comment (2019-10-17): Tax cert provided is for taxes paid for XX. Provided updated tax cert.

Buyer Comment (2019-10-16): Disagree:  Please see XXXXX guidelines which state that the taxes may be calculated based on the current tax rate or 1.5% of the appraised value.  While the underwriter used $2083.33 the taxes should have been calculated using the following calculation (Appraised Value x 80= $1000000.00 x 2.530443 (Tax Rate)= $25304.4XX12= $2108.70).  There is a $25.37 difference in what the underwriter calculated and the above calculation.  The difference affects the DTI by 0.14% therefore it does not impact the loan.  Please see the attached documentation.
															10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023593	XXXXXX	494934282				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	No evidence the lender provided the borrower the Home Loan Toolkit 3 business days of application.			Reviewer Comment (2019-10-17): Evidence disclosure was provided earlier provided in TD. Buyer Comment (2019-10-16): Disagree, please see attached. The Home Loan Toolkit Disclosure was provided to the borrwer within 3 days of the application.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023593	XXXXXX	494934282				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	Final Closing Disclosure issued on XXXXXX disclosed a closing date of XXXXXX, however the borrower signed documents on XXXXXX, which was the day after the scheduled closing. No evidence of a post-close closing disclosure with the corrected closing date.			Buyer Comment (2019-10-16): XXXXX does not require post consummation LOE.			10/16/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023594	XXXXXX	494929839				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	An acknowledgement of receipt of disclosure was signed at closing. There is no evidence the lender/broker provided the borrower a Home Loan Toolkit Disclosure 3 business days of application.			Buyer Comment (2019-10-22): The Broker is responsible for regulatory timing for delivery of disclosures, there is not an actual date line on the disclosure			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023594	XXXXXX	494929839				Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	No evidence of a FACTA Credit Score Disclosure was provided to the borrower after credit report was pulled.			Buyer Comment (2019-10-22): The Broker attest and is responsible for complying with delivery of regulatory disclosures			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023594	XXXXXX	494929839				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	The final Closing Disclosure issued on XXXXXX is non-compliant because no seller paid fees were disclosed. The seller's CD a total of $83,474.00 of seller paid fees at closing.
Reviewer Comment (2019-10-28): Curing TRID Exception using post close CD that was provided  PCCD dated XXXXXX, along with LOE lender provided to the borrower also dated XXXXXX.

Buyer Comment (2019-10-28): See attached PCCD

Reviewer Comment (2019-10-21): Agree, while Seller costs are not actually tested for compliance, the placement of them on the Consumer's CD is.  To cure a Corrected CD with all the Seller's costs disclosed along with an LOE is required.

Buyer Comment (2019-10-19): Seller Fees disclosed on the Seller CD are fees required to be paid by the seller as part of their transaction and is not required to be disclosed on the Buyer's CD.

Seller fees are not subject to tolerance testing
																10/28/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023594	XXXXXX	494929839				Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a Paid To party other than to lender or broker for fee within Origination Charges.	The final Closing Disclosure issued on XXXXXX disclosed on page two, section A a Verification of Tax Return fee of $39.00 paid to a Third Party. Section A of the CD should only include fees paid to lender and/or broker.			Buyer Comment (2019-10-22): No tolerance and fee deemed to be in appropriate section.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023594	XXXXXX	494929839				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $39.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	The Final Closing Disclosure issued on XXXXXX disclosed a Verification of Tax Return Fee for $39.00 that was not initial disclosed on the Loan Estimate. Further, no valid change of circumstance or cure provided on the final CD.					10/16/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,604.96 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $5,604.96 on page 4; however the HOI premium is causing the discrepancy. Premium per insurance binder is $2,664.26; monthly HOI is $222.02, but the CD reflects $179.58. Escrowed Property Costs are $6,114.24 per year.
Reviewer Comment (2019-10-25): AMC received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-10-24): Agree with finding- Attached , please find the Letter of Explanation and  Revised CD with corrected information.. Please note the correct annual property tax amount is $5660 and annual Hazard insurance is $2664.26.  Correct amount of Escrowed Property Cost over Year 1 is $8324.28. The correct escrow payment for payment stream 1 is $693.69 and the Estimated Total Monthly payment  for payment stream 1 is $4831.78.  I have also attached the Title Commitment showing the tax amount.
															10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Discrepancy due to HOI premium. Premium per insurance binder is $2,664.26; monthly HOI is $222.02, but the CD reflects $179.58. The final CD disclosed an escrow payment for payment stream 1 of $467.08 that does not match the actual payment for the loan of $509.52
Reviewer Comment (2019-10-25): AMC received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-10-24): Agree with finding.  Please review the documents uploaded: the Letter of Explanation and  Revised CD with corrected information.. Please note the correct annual property tax amount is $5660 and annual Hazard insurance is $2664.26.  Correct amount of Escrowed Property Cost over Year 1 is $8324.28. The correct escrow payment for payment stream 1 is $693.69 and the Estimated Total Monthly payment  for payment stream 1 is $4831.78.  I have also attached the Title Commitment showing the tax amount
															10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	Discrepancy due to HOI premium. Premium per insurance binder is $2,664.26; monthly HOI is $222.02, but the CD reflects $179.58. The final CD disclosed an Estimated Total Monthly Payment for payment stream 1 of $4,605.17 that does not match the actual payment for the loan of $4,647.61.
Reviewer Comment (2019-10-25): AMC received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-10-24): Agree with finding: Please review the documents uploaded:  the Letter of Explanation and  Revised CD with corrected information.. Please note the correct annual property tax amount is $5660 and annual Hazard insurance is $2664.26.  Correct amount of Escrowed Property Cost over Year 1 is $8324.28. The correct escrow payment for payment stream 1 is $693.69 and the Estimated Total Monthly payment  for payment stream 1 is $4831.78.  I have also attached the Title Commitment showing the tax amount
															10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank XX): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	Informational, no action needed			Reviewer Comment (2019-10-29): Received the requested documentation, which were the XX and XX Schedule K-1's for XXXXXX and signed personal returns, along with XX Business returns signed for XXXXXX Reviewer Comment (2019-10-28): This is a non-Material exception that is due to the fact that the borrower did not sign and date the tax returns and that transcripts are being used in Lieu thereof. Exception remains. Buyer Comment (2019-10-22): Disagree: EV2 condition-Tax transcripts are in the file	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	ATR Fail due to missing several required income documentation. File is missing XX and XX K-1's for XXXXXX,. Missing XX K-1 and all pages of XX 1065 for XXXXXX,(only signed page 1 was provided). Missing all pages of XX personal tax returns. XX and XX personal tax returns not signed and dated.			Reviewer Comment (2019-10-29): SHQM Loan Reviewer Comment (2019-10-29): Escalating this exception to Compliance because all required documentation provided for business XXXXXX, but Appendix Q requesting two years, when business was just created XXXX, therefore, there is no 2 year business returns. Buyer Comment (2019-10-22): Disagree: The missing income documentation was located in the file. Please see the attached.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	ATR Fail. File is missing XX and XX K-1's for XXXXXX,. Missing XX K-1 and all pages of XX XXXXXX,(only signed page 1 was provided). Missing all pages of XX personal tax returns. XX and XX personal tax returns not signed and dated.			Reviewer Comment (2019-10-29): Received the requested documentation, which were the XX and XX Schedule K-1's for XXXXXX and signed personal returns, along with XX Business returns signed for XXXXXX	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	K-1 Documentation	Qualified Mortgage (Dodd-Frank XX): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Missing XX and XX K-1's for XXXXXX			Reviewer Comment (2019-10-29): Received the requested documentation, which were the XX and XX Schedule K-1's for XXXXXX and signed personal returns, along with XX Business returns signed for XXXXXX Buyer Comment (2019-10-22): Disagree: Please see the attached XX & XX K1s. The XX & XX Business Tax Returns are not required due to ownership is 1.57%. The loss was included in qualifying the borrower. The documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (Partnership).	Missing XX K-1 and all pages of XX 1065 for XXXXXX (only signed page 1 was provided)			Reviewer Comment (2019-10-29): Minor negative income offset against positive income considerations. Reviewer Comment (2019-10-29): Escalating this exception to Compliance because all required documentation provided for business XXXXXX, but Appendix Q requesting two years, when business was just created XXXX, therefore, there is no 2 year business returns. Buyer Comment (2019-10-22): Disagree: All the pages of the XX 1065 Tax Returns and XX K1 was located in the file. Please see the attached XX 1065 Business Tax Returns and K1s.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank XX): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	Missing XX and XX K-1's for XXXXXX			Reviewer Comment (2019-10-29): Received the requested documentation, which were the XX and XX Schedule K-1's for XXXXXX and signed personal returns, along with XX Business returns signed for XXXXXX Buyer Comment (2019-10-22): Disagree: The XX and XX K1s for XXXXXX were located in the file. Please see the attached.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023595	XXXXXX	494918090				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank XX): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	Missing XX and XX K-1's for XXXXXX			Reviewer Comment (2019-10-29): Received the requested documentation, which were the XX and XX Schedule K-1's for XXXXXX and signed personal returns, along with XX Business returns signed for XXXXXX Buyer Comment (2019-10-22): Disagree: The XX and XX K1s for XXXXXX were located in the file. Please see the attached.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	No evidence of a Lease Agreement in file for XXXXXX property. Loan file does have signed 1040's for XX to XX to meet guidelines.			Reviewer Comment (2019-10-29): Received lease agreement on this property. No other documentation needed. Buyer Comment (2019-10-29): Lease is attached Reviewer Comment (2019-10-28): Per Appendix Q: Documentation Required To Verify Rental Income. Analysis of the following required documentation is necessary to verify all consumer rental income:a. IRS Form 1040 Schedule E; and b. Current leases/rental agreements. Missing Lease. Buyer Comment (2019-10-21): signed 1040's for XX to XX attached	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank XX): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	Exception is an Appendix Q informative EV2 (non-material) exception that needs to be notated. This is set because, three out of the five self-employment businesses have a minor loss of income; considering Appendix Q requires P&L Statement and Balance Sheet, this does not impact the loan designation of QM to Non-QM. To get cure this exception P&L Statements and Balance Sheets would be required for XXXXXX,			Buyer Comment (2019-10-29): Non Material Finding Buyer Comment (2019-10-21): Profit and Loss and Balance sheets would not be required. The Uw did not include XXXXXX due to the sole property owned by that company was SOLD XXXXXX (HUD & page of business return linking property attached); AND XXXXXX was not included by the Uw due to the XX 1065 return being marked FINAL RETURN(page 1 of that return attached).			10/29/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank XX): Unable to verify current Partnership status using reasonably reliable third-party records.	Insufficient income documentation for XXXXXX,. No evidence of signed and dated P&L Statement and Balance Sheet, along with third party employment verification.			Reviewer Comment (2019-10-28): The business was no longer operating when loan application was submitted. The XX 1065's do reflect it is the final return to be filed. This is why there would be no P&L statement, balance sheet or a third party verification. Buyer Comment (2019-10-21): Profit and Loss and Balance Sheet would not be required. XXXXXX was not included by the Uw due to the XX 1065 return being marked FINAL RETURN(page 1 of that return attached).	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	Self-employment income documentation is insufficient.			Reviewer Comment (2019-10-28): The business was no longer operating when loan application was submitted. The XX 1065's do reflect it is the final return to be filed. This is why there would be no P&L statement, balance sheet or a third party verification.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Considering income documentation is insufficient this loan no longer falls under loan designation Safe Harbor QM.			Reviewer Comment (2019-10-29): QM exception was tied to the lease agreements. This exception is no longer an issue because lease agreements were received and or full payment was included in DTI. Reviewer Comment (2019-10-28): Insufficient income is for Business XXXXXX. Calculated a loss of -$1,280.66 per month, do not have P&L Statement or Balance Sheets. Further, the two investment properties that were included in rental calculation are missing lease agreement. Please see other exceptions. Buyer Comment (2019-10-21): income documentation does not appear to be insufficient	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt reflect the lender provided the borrower this disclosure 3 business of application as required.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): Disagree - List of Homeownership Counseling Organizations has been uploaded along with the disclosure tracking from	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $75.00 was sufficient to cure this zero percent tolerance violation.					10/16/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee. Fee Amount of $100.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $75.00 was sufficient to cure this zero percent tolerance violation.					10/16/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan will have an escrow account.	The reason for no escrow account is not disclosed on the consumer's final CD. This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-17): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. Post Close CD reflects why no there is no escrow set up.		10/17/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023596	XXXXXX	494917347				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Third Party Verification of employment for business XXXXXX is not found in the loan images.			Reviewer Comment (2019-10-28): The business was no longer operating when loan application was submitted. The XX 1065's do reflect it is the final return to be filed. This is why there would be no P&L statement, balance sheet or a third party verification. Buyer Comment (2019-10-21): A verbal would not be required. XXXXXX was not included by the uw due to the XXXXXX 1065 return being marked FINAL RETURN(page 1 of that return attached).	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023596	XXXXXX	494917347				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	No evidence of a Lease Agreement in file for XXXXXX property. Loan file does have signed 1040's for XX to XX to meet guidelines.
Reviewer Comment (2019-10-29): Received LOE that the property is a timeshare and does off-set the payment slighty on 1040's but including entire payment in DTI, DTI still below max.  Therefore, no issue.

Buyer Comment (2019-10-29): The XXXXXX  property is a time share.  No rental income exists.  The quarterly payment is for taxes and insurance.   Borrower LOX and monthly coupon attached

Reviewer Comment (2019-10-28): Per Appendix Q: Documentation Required To Verify Rental Income. Analysis of the following required documentation is necessary to verify all consumer rental income:a. IRS Form 1040 Schedule E; and b. Current leases/rental agreements. Missing Lease.

Buyer Comment (2019-10-21): signed 1040's for XX to XX Attached
															10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023597	XXXXXX	494912633				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance policy provided reflects dwelling coverage of $468,300 including 50% ($234,150) replacement cost, for a total coverage amount of $702,450.00. The short fall is $12,550 to cover at least the loan amount. Therefore, either need updated policy reflect additional replacement cost or a replacement cost estimator provided by insurance company.			Reviewer Comment (2019-10-28): Received Buyer Comment (2019-10-22): Please find attached the Replacement cost estimate	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023597	XXXXXX	494912633				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	The final Closing Disclosure disclosed the Appraisal Fee of $550.00 was paid directly to the lender, when it should reflect paid to a Third Party. The loan file does not contain an appraisal invoice.			Reviewer Comment (2019-10-21): PCCD and LOE provided. Buyer Comment (2019-10-19): Please find uploaded the Revised Post Close CD and Letter of explanation		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023597	XXXXXX	494912633				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-21): Initial disclosure provided. Buyer Comment (2019-10-19): Please find uploaded the Homeownership counseling list dated XXXX19 which is within 3 business days of the application	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023598	XXXXXX	494910846				Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Lender approved exception with compensating factors in file to allowing FICO score of 719, when program requirements is a minimum of 720.	22.76% DTI < 43% guideline max 0x30 mortgage lates in over 24 months Over $800,000 in Mutual Funds	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-10-17): Waived with comp factors			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023598	XXXXXX	494910846				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage must be the full replacement cost of the improvements of the Subject Property or the amount of the Loan principal, but never less than 80% of the replacement cost of the improvements of the Subject Property. No evidence of replacement cost estimator in file. The shortfall is $87,143 which will be enough to cover the loan amount.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-21): Please find uploaded the Replacement Cost Estimator for the property.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023599	XXXXXX	494908102				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $369,270 is insufficient to cover the Estimated Cost New value that is $510,175 resulting in a Coverage Shortfall of $140,905. An updated policy reflect the amount of replacement cost if any or a replacement cost estimator would be required to determine sufficient coverage.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-21): Attached is the Replacement Cost Estimate	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023599	XXXXXX	494908102				Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	The title commitment in loan file confirms the subject transaction is not a same lender refinance. Therefore, for same lender refinance a Notice of Right to Cancel Form H-8 is required to be executed, not Form H-9 which was executed for this transaction.			Reviewer Comment (2019-10-29): Received all required docs to cure. Buyer Comment (2019-10-28): See attached RTC		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023599	XXXXXX	494908102				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	An Acknowledgement of Receipt of this disclosure was signed at closing. However, there is no evidence within this disclosure that the lender provided the borrower this disclosure 3 business days of application as required. Further, there is no evidence of this disclosure in file or an acknowledgement signed earlier.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-19): Please find uploaded the Homeownership counseling org list dated XXXX19 which is within 3 business days of the application	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023600	XXXXXX	494906660				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The title commitment in loan file confirms the subject loan is a same lender refinance. Therefore, a Notice of Right to Cancel Form H-9 is required to be executed; however, Form H-8 was executed instead.			Reviewer Comment (2019-10-29): Received all required cure docs Buyer Comment (2019-10-28): See attached RTC		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023600	XXXXXX	494906660				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Final CD disclosed the Appraisal Fee paid to the Lender in section B page two, which is the section where borrower did not shot for section. Fee paid to lender should remain in section A, not section B. Further, no appraisal invoice in file to determine if this fee was actual paid to the lender or third party.			Reviewer Comment (2019-10-21): PCCD and LOE provided. Buyer Comment (2019-10-19): Please find uploaded the Revised Post Closing CD and Letter of explanation		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023600	XXXXXX	494906660				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement of Receipt of this disclosure was dated XXXXXX, the date of closing. No evidence this disclosure was provided to the borrower 3 business days of application.			Reviewer Comment (2019-10-21): HO List provided. Buyer Comment (2019-10-19): Please find uploaded the Homeownership counseling org list dated XXXX19 which is within 3 business days of the application	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan contains a Demand Feature.	The Final CD does not have either box checked for if this loan has or does not have a demand feature.			Reviewer Comment (2019-10-21): Item was corrected on PCCD. No LOE required as CD was corrected prior to SitusAMC review. Buyer Comment (2019-10-18): See corrected CD attached		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan.	The Final CD on pg 1 shows the Estimated Taxes, Insurance & Assessments is $0.			Reviewer Comment (2019-10-30): Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission has been provided Buyer Comment (2019-10-29): See attached RTC Reviewer Comment (2019-10-21): SitusAMC received corrected PCCD. Projected Payments are considered a material item that impact rescission. Letter of Explanation, proof of delivery and reopening rescission is required to cure. Buyer Comment (2019-10-18): See attached updated CD dated XXXX19 correcting this error		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan contains Negative Amortization.	Pg 4 of the Final CD does not have any of the Negative Amortization boxes checked.			Reviewer Comment (2019-10-21): Item was corrected on PCCD. No LOE required as CD was corrected prior to SitusAMC review. Buyer Comment (2019-10-18): See attached corrected CD		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX did not disclose Estimated Property Costs over Year 1.	Pg 4 of the Final CD states there will not be an escrow account, however it left blank the Estimated Property Costs over Year 1.			Reviewer Comment (2019-10-21): Item was corrected on PCCD. No LOE required as CD was corrected prior to SitusAMC review. Buyer Comment (2019-10-18): See attached updated CD dated XXXX19 correcting this error		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.	Pg 4 of the Final CD confirms that the Estimated Property Cost over Year 1 was left blank.			Reviewer Comment (2019-10-21): Item was corrected on PCCD. No LOE required as CD was corrected prior to SitusAMC review. Buyer Comment (2019-10-18): See attached updated CD dated XXXX19 correcting this error		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan will have an escrow account.	Pg 1 of the Final CD states that there will not be an escrow account.			Reviewer Comment (2019-10-21): Item was corrected on PCCD. No LOE required as CD was corrected prior to SitusAMC review. Buyer Comment (2019-10-18): See attached updated CD dated XXXX19 correcting this error		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,464.50 exceeds tolerance of $1,189.00 plus 10% or $1,307.90. Sufficient or excess cure was provided to the borrower at Closing.						10/09/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure was provided at time of closing and not within 3 business days of application			Reviewer Comment (2019-10-17): Initial disclosure provided. Buyer Comment (2019-10-15): See attached Homeownership Counseling notice provided XXXX19	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.
Buyer Comment (2019-10-28): Extension filed.

Reviewer Comment (2019-10-25): This is an informational EV2 exception, not a critical defect and no action is required. It essentially serves as a flag on the file.

Buyer Comment (2019-10-18): The extension is for tax year XX. This means the consumer has until XXXXXX to file the XX tax returns. The loan closed prior to that on XXXXXX. XX was the most current tax return the borrower could provide.

Reviewer Comment (2019-10-17): Loan closed XXXXXX -  Missing XX Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, just that the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.

Buyer Comment (2019-10-15): See attached extension for XX and IRS "no record of return filed" to support XX is the most tax year filed.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.
Buyer Comment (2019-10-28): Extension filed

Reviewer Comment (2019-10-25): This is an informational EV2 exception, not a critical defect and no action is required. It essentially serves as a flag on the file.

Buyer Comment (2019-10-18): The extension is for tax year XX. This means the consumer has until XXXXXX to file the XX tax returns. The loan closed prior to that on XXXXXX. XX was the most current tax return the borrower could provide.

Reviewer Comment (2019-10-17): Loan closed XXXXXX -  Missing XX Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, just that the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.

Buyer Comment (2019-10-15): See attached extension for XX, along with the IRS "no record of return filed" to support XX is the most recent tax year filed.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023601	XXXXXX	494898350				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.
Buyer Comment (2019-10-28): Extension filed

Reviewer Comment (2019-10-25): This is an informational EV2 exception, not a critical defect and no action is required. It essentially serves as a flag on the file.

Buyer Comment (2019-10-18): The extension is for tax year XX. This means the consumer has until XXXXXX to file the XX tax returns. The loan closed prior to that on XXXXXX. XX was the most current tax return the borrower could provide.

Reviewer Comment (2019-10-17): Loan closed XXXXXX -  Missing XX Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, just that the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.

Buyer Comment (2019-10-15): See attached extension for XX, along with IRS "no record of return filed" to support XX is the most recent tax year filed.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (Partnership).	No evidence of XX personal tax returns as required by Appendix Q. However, the loan file did contain a XX Automatic Application for Extension. All other documentation was provided.
Buyer Comment (2019-10-29): Extensions filed

Reviewer Comment (2019-10-28): Regraded to an EV2-B.  The loan file contains three years business returns and two years personal returns, the omission of the XX personal returns is based on the consumer having filed an extension with the IRS.

Buyer Comment (2019-10-23): The file contains sufficient income documentation meeting the product guideline requirements.   Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception

Buyer Comment (2019-10-23): Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception
																	10/29/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	No evidence of XX signed personal tax returns.			Reviewer Comment (2019-10-28): SHQM Loan Buyer Comment (2019-10-23): The file contains sufficient income documentation meeting the product guideline requirements. Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.			Reviewer Comment (2019-10-25): COC - rate lock Buyer Comment (2019-10-24): COC has been provided for decrease in Lender Credit.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,121.45 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,393.00.	Binding LE disclosed a Lender Credit of $5,393 and Final CD disclosed $5,121.45. Cure for 0% tolerance violation was not provided.			Reviewer Comment (2019-10-25): COC - rate lock Buyer Comment (2019-10-24): COC has been provided for decrease in Lender Credit.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,435,505.08 disclosed on the Final Closing Disclosure dated XXXXXX is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,435,605.08 provided on XXXXXX, a difference of $100.00000.	Section B fees increased on post-close CD causing the total of payments disclosed on the final CD dated XXXXXX to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission, updated CD and proof of delivery.			Reviewer Comment (2019-10-25): New PC-CD received and new exception set.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	Final CD disclosed an Appraised Property Value of $5,000,000, however, per Second Appraisal the Appraised Property Value is $4,700,000.			Reviewer Comment (2019-10-25): Letter of Explanation & Corrected Closing Disclosure Buyer Comment (2019-10-24): Corrected CD and LOX has been provided.		10/25/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Revised Loan Estimate issued on XXXXXX did not reflect a confirmation of receipt. Therefore, it is assumed the Loan Estimate was sent via mail and was received no earlier than XXXXXX, which was after the Closing Disclosure issued and signed XXXXXX.			Reviewer Comment (2019-10-25): Wet signed LE provided Buyer Comment (2019-10-24): RLE signed XXXXXX has been provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXXXX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate issued on XXXXXX did not reflect a confirmation of receipt. Therefore, it is assumed the Loan Estimate was sent via mail and was received no earlier than XXXXXX, which was less than 4 business days prior to closing.			Reviewer Comment (2019-10-25): Wet signed LE provided Buyer Comment (2019-10-24): RLE signed XXXXXX has been provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	An Acknowledgement of Receipt of Disclosures was signed at closing. Therefore, there is no evidence in file that lender provided the borrower this disclosure 3 business days of application or an earlier signed acknowledgement of receipt.			Reviewer Comment (2019-10-25): Document provided Buyer Comment (2019-10-22): Homeownership Counseling List was in the file and has been provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023603	XXXXXX	494880458				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,435,505.08 disclosed on the Final Closing Disclosure dated XXXXXX is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,435,605.08 provided on XXXXXX, a difference of $100.00000.	Post Close CD received adds an additional $100 to the Title - Settlement / Closing / Escrow Fee.
Reviewer Comment (2019-11-05): Received all cure documents required

Reviewer Comment (2019-11-04): Received tracking confirmation showing the ROR was received by the borrower on XXXX19. Expiration of the ROR will occur 3 business days from that date and exception may be cured at that time.

Reviewer Comment (2019-10-30): Documents received: Shipping Label, Cure Check, LOE to borrower and RTC.  Additionally a Corrected Post Close CD is required to cure.  Please not the RTC in the file expires XXXXXX.  Tracking information from the shipping label confirms the package has not been sent.  Recession period will begin once the borrower received the RTC and expires 3 business after..

Buyer Comment (2019-10-29): The restitution documents have been provided.
																11/05/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023604	XXXXXX	494877597				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	No evidence of a Property Inspection with photos after XXXXXX, FEMA Disaster end date, to determine whether the subject property incurred any damages after XXXXXX.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): See attached PDI	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating. Missing most recent Schedule K-1's, which are XX.			Buyer Comment (2019-10-21): As per noted extensions were filed.			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating. Most recent XX personal tax returns not provided, however an extension was provided.			Buyer Comment (2019-10-21): As stated extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The file is missing the XX personal tax returns. Evidence of extension provided in file for XX. The file contained a copy of the XX and XX 1040's and K-1's.			Reviewer Comment (2019-10-28): SHQM Loan Buyer Comment (2019-10-23): The file contains sufficient income documentation meeting the product guideline requirements. Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating. Most recent XX personal tax returns not provided, however an extension was provided.			Buyer Comment (2019-10-21): As stated extension were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating. Most recent XX personal tax returns not provided, however an extension was provided.			Buyer Comment (2019-10-21): As stated extensions were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The final Closing Disclosure issued on XXXXXX page 5 did not disclose all the lender contact information as required. Further, a post-close CD was provided, however the CD did not correct the information on page 5.			Reviewer Comment (2019-10-24): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-23): Please find attached the corrected CD with Lender Contact information and Letter of Explanation Buyer Comment (2019-10-22): XXXXX does not disclose the Lender Contact information for Broker originated loans as the Mortgage Broker is the primary contact		10/24/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (C-Corp).	The file is missing the XX personal tax returns. Evidence of extension provided in file for XX. The file contained a copy of the XX and XX 1040's and XX, XX, XX business returns.			Reviewer Comment (2019-10-28): The file contains two years business and two years personal tax returns, but for offset years. There is a separate exception fo rtax return recency. Buyer Comment (2019-10-23): The file contains sufficient income documentation meeting the product guideline requirements. Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023604	XXXXXX	494877597				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	An acknowledgement of receipt of disclosure was signed at closing. There is no evidence the lender provided the borrower this disclosure 3 business days of application and no evidence of an earlier signed acknowledgement.			Reviewer Comment (2019-10-24): Evidence of earlier receipt provided. Buyer Comment (2019-10-22): Please find attached the List of Homeownership Counseling Organizations signed by the borrower on XXXX19 which is the same date as the Application. Document is included in the original file. Buyer Comment (2019-10-21): See attached document acknowledged on XX08 by the borrower	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023605	XXXXXX	494877364				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	No evidence of payoff statement in loan file.			Reviewer Comment (2019-10-18): Provided. Buyer Comment (2019-10-18): payoff attached	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023605	XXXXXX	494877364				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Policy reflects dwelling coverage of $370,000, which is a shortfall of $480,000 to cover the loan amount. There is no evidence of any replacement cost. Will need updated policy reflect the amount of replacement cost or a replacement cost estimator.			Reviewer Comment (2019-10-29): Received Buyer Comment (2019-10-22): Please find attached the Replacement Cost Estimator and Renewal Insurance that will become effective XXXXXX	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023605	XXXXXX	494877364				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-19): Please find uploaded the List of Homeownership Counseling Organizations dated XXXX19 which is within 3 business days of the application	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023605	XXXXXX	494877364				Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	The Title Commitment in loan file confirms this loan is not a same lender refinance, however the lender executed a Notice of Right to Cancel Form H-9, when Form H-8 should have been executed.			Reviewer Comment (2019-10-29): Received all required cure docs Buyer Comment (2019-10-28): See RTC		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (Partnership).	Missing XX 1065 to complete 2 years tax returns
Reviewer Comment (2019-10-30): After review of the comments provided.  Reviewed all information available at time of review and provided after.  Remove this income does not have a negative impact on the borrowers overall income. Further, the income calculated was a postie amount.  Further, the business just opened on XXXXXX per 1065 business returns.  Therefore business employment history does not meet the full two year employment history requirements.  Lender did not include employment and income either.  DTI still in line.

Buyer Comment (2019-10-22): Disagree: Business was not established until XXXXXX therefor the XX 1065 would not have been available. The XX & XX P&L for XXXXXX  both evidence income.  Due to the 2 year business tax return requirement not being met the income should not have been used. The removal of the income would not have a negative effect due to Negative income -$311.30 (-$335.42 -  $24.12) was used for qualifying.     Please see XX & XX P&Ls along with XX K1 from XXXXXX  to document the start date of the business.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	Appendix Q allows an LOE for declining income only related to Bonus or Overtime. Regarding Self-Employed income financial strength, Appendix Q states "businesses that show a significant decline in income over the analysis period are not acceptable."
Reviewer Comment (2019-10-31): Transistion of income from W-2 to 1099

Reviewer Comment (2019-10-30): Escalating this exception to compliance team to review the financial strength of business because there was a decline and income,  and it may have have to do with how borrower was compensated.

Buyer Comment (2019-10-22): Disagree:  Borrower is a doctor and 40% owner of XXXXXX   Borrower received W2 from XXXXXX  in XX.  In XX he was paid W2 for XX4 of the year, then 1099 for the remainder of the year.  In XX he received a 1099 to his schedule C, then paid himself W2 from the Schedule C.  This how he will proceed going forward.  For this reason, the income from Schedule C and XXXXXX  has been combined on the self employed analysis.   A 12 month average was used for qualifying.   Please see attached letter from CPA and worksheet.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to various QM exceptions cited
Reviewer Comment (2019-10-31): SHQM Loan

Reviewer Comment (2019-10-30): Escalating this exception to compliance team to review the financial strength of business because there was a decline and income,  and it may have have to do with how borrower was compensated.

Buyer Comment (2019-10-22): Disagree:  QM Requires have been met:  1)XXXXXX  was not established until XXXXXX therefor the XX 1065 would not have been available. The XX & XX P&L for XXXXXX  both evidence income.  Due to the 2 year business tax return requirement not being met the income should not have been used. The removal of the income would not have a negative effect due to Negative income -$311.30 (-$335.42 -  $24.12) was used for qualifying.     Please see XX & XX P&Ls along with XX K1 from XXXXXX to document the start date of the business; 2)Disagree:  Borrower is a doctor and 40% owner of XXXXXX .  Borrower received W2 from XXXXXX  in XX.  In XX he was paid W2 for XX4 of the year, then 1099 for the remainder of the year.  In XX he received a 1099 to his schedule C, then paid himself W2 from the Schedule C.  This how he will proceed going forward.  For this reason, the income from Schedule C and XXXXXX  has been combined on the self employed analysis.   A 12 month average was used for qualifying.   Please see attached letter from CPA and worksheet..  Please see attached documentation.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	There are fees that were on the final Closing Disclosure that were not initial disclosed on the Loan Estimate. Therefore, some of the closing costs exceeded the legal limit by either zero or 10% tolerance and a valid change of circumstance or cure was not provided for these fees.			Reviewer Comment (2019-10-25): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-10-24): Please see attached COC	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,850.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Consumer's final Closing Disclosure disclosed a Loan Discount Point fee of $7,850 which was not initial disclosed on the Loan Estimate and a Valid Change of Circumstance or cure was not provided.			Reviewer Comment (2019-10-25): AMC received XX13 COC. Exception Cleared. Buyer Comment (2019-10-24): Please see attached COC	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023606	XXXXXX	494874939				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing Tax Verification			Reviewer Comment (2019-10-30): Received Tax Cert for investment property. Buyer Comment (2019-10-22): Disagree: Please see the attached Tax Cert for XXXXXX . The document was located in the file.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023606	XXXXXX	494874939				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions have been filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023607	XXXXXX	494873682				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	No evidence of a property inspection completed after FEMA Disaster end date of XXXXXX to verify the subject property did not incur any damages from XXXXXX.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): Please see the attached PDI.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023607	XXXXXX	494873682				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $14,475.00 on Final Closing Disclosure provided on XXXXXX not accurate.	The final Closing Disclosure issued on XXXXXX disclosed Non-escrowed property cost over year 1 as $14,475.00. However, the hazard insurance monthly payment of $235.00 plus the taxes of $1,206.25 per month, the yearly amount should be a total of $17,295.00. It appears the CD is only including the property taxes.			Reviewer Comment (2019-10-23): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2019-10-21): Please find attached the corrected Post Closing CD, Letter of Explanation and Copy of Hazard Insurance premium invoice showing the annual premium as $2802. The monthly amount for the hazard insurance is $233.50 thus the Non-escrowed Property cost over year 1 is $17277.		10/23/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023607	XXXXXX	494873682				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	An Acknowledgement of Receipt of Disclosure was signed at closing and no specific date or verbiage of these disclosures provided to the borrower 3 business days of application. No evidence that lender provided the borrower this disclosure 3 business days of application or an earlier signed acknowledgement of receipt.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-19): Please find uploaded the List of Homeownership Counseling Organizations dated XXXX19 which is within 3 business days of application	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023607	XXXXXX	494873682				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	An Acknowledgement of Receipt of Disclosure was signed at closing and no specific date or verbiage of these disclosures provided to the borrower 3 business days of application. No evidence that lender provided the borrower this disclosure 3 business days of application or an earlier signed acknowledgement of receipt.			Reviewer Comment (2019-10-21): SitusAMC received evidence toolkit was provided to borrower timely. Buyer Comment (2019-10-19): Homeloan Toolkit was provided to the borrower with initial application disclosures on XXXX19.. See uploaded toolkit and Document tracking certificate	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023608	XXXXXX	494871973				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Policy reflects dwelling coverage of $348,000, loan amount is $920,000. Appraiser didn't provide opinion of replacement cost and file doesn't contain replacement cost estimator from the insurer.			Reviewer Comment (2019-10-31): Received Replacement Cost Estimator. Sufficient Coverage verified. Buyer Comment (2019-10-29): Please find attached the Replacement Cost Estimate for the file	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023608	XXXXXX	494871973				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt is found in the loan images. Therefore no evidence the lender provided the borrower a copy of the disclosure 3 business days of application.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): Please find attached the List of Homeownership Counseling Organizations signed XXXX19 which is within 3 business days of Application	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023610	XXXXXX	494870949				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflected a scheduled closing date of XXXXXX; however, borrower did not sign documents until XXXXXX. Post-Close CD provided correct closing date to XXXXXX.			Reviewer Comment (2019-10-18): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. PCCD provided reflects correct closing date.		10/18/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023610	XXXXXX	494870949				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
The final Closing Disclosure page two section G Initial Escrow Payment at Closing, reflects borrower paid $4,141.52 as the initial escrow payment.  However, on page four Escrow Account section of the CD reflects the initial escrow payment as $4,949.52 and these two figures should match.  However, considering the lender paying $808 of the initial escrow payment, page four should also reflect $4,141.52.  Further, a post-close CD was provided, which disclosed a different initial escrow payment on page two of borrowers responsibility, which was $4,089.52 and lender paying $860 and again page four continues to reflect $4,949.52, when it should reflect $4,089.52.  Therefore, both final CD and Post-Close CD do not match the initial escrow payment on page two and page four.

Buyer Comment (2019-10-28): Jumbo XXXXX, the lender credit is itemized and the fees are moved to Lender paid. At docs, they itemize the fees to meet the credit.

Reviewer Comment (2019-10-25): The initial escrow payment disclosed included both borrower and non-borrower paid amounts, given the CFPB Guide to the Loan Estimate and Closing Disclosure instructions, exception regraded to an EV2

Buyer Comment (2019-10-22): Disagree - The total amount required to be deposited into the Initial Escrow Account is $4949.52 regardless of who is paying the fee at closing. If the Initial Escrow Payment changed to reflect $4089.52 on page 4 the Initial Escrow Statement would then be incorrect.  Although the CD shows the borrower is only paying $4089.52 the total required payment does not change.  In addition, if we were to correct the Initial Escrow Payment it would then make the Monthly Escrow Payment amount incorrect.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023612	XXXXXX	494864753				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The Home Loan Toolkit was not found in the file			Reviewer Comment (2019-10-16): SitusAMC received an undated copy of the Home Loan Toolkit. Buyer Comment (2019-10-15): See attached Home Loan Toolkit found in file	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023612	XXXXXX	494864753				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure was signed at closing.			Reviewer Comment (2019-10-17): Initial disclosure provided. Buyer Comment (2019-10-15): See attached Homeownership counseling notice	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023612	XXXXXX	494864753				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Unable to test disclosure of Home Loan Toolkit due to missing information.	SitusAMC received an undated copy of the Home Loan Toolkit. Unable to verify date provided.			Buyer Comment (2019-10-22): TPO's attest to complying with regulatory delivery obligations. There is not a date line on the form.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023612	XXXXXX	494864753				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	SitusAMC received an undated copy of the Home Loan Toolkit. Unable to verify date provided.			Buyer Comment (2019-10-22): TPO's attest to complying with regulatory delivery obligations. There is not a date line on the form.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023613	XXXXXX	494864700				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence of appraisal being sent to borrower prior to closing.			Reviewer Comment (2019-10-18): Cleared. Buyer Comment (2019-10-17): See attached proof	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023613	XXXXXX	494864700				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $7,096.00 and disclosure timing violations.	Due to missing the E-Sign Consent Agreement the E-Signatures are considered invalid; verification of E-sign consent must be received.			Reviewer Comment (2019-10-18): eConsent provided.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023613	XXXXXX	494864700				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Due to missing the E-Sign Consent Agreement the E-Signatures are considered invalid; verification of E-sign consent must be received.			Reviewer Comment (2019-10-18): eConsent provided. Buyer Comment (2019-10-17): See attached e-consent	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023613	XXXXXX	494864700				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal was sent to borrower on XXXXXX; however, appraisal is dated XXXXXX.			Buyer Comment (2019-10-23): The Correspondent attest to ensuring that all regulatory delivery requirements have been met Buyer Comment (2019-10-23): Disagree, per the cover letter from the appraiser the effective date of the appraisal is XXXX19 and was provided to the borrower on XXXX19. The appraiser did not sign the appraisal until XXXX19 but it was effective XXXX19.			10/23/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023614	XXXXXX	494864337				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgement was signed at closing.			Reviewer Comment (2019-10-17): Initial disclosure provided. Buyer Comment (2019-10-15): Homeownership Counseling List and proof of receipt has been provided.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in XXXXXX. Provide a post-disaster inspection verifying there was no damage from XXXXXX. The inspection must include exterior photos and the property must be re-inspected on or after XXXXXX.			Reviewer Comment (2019-10-18): PDI provided. Buyer Comment (2019-10-18): Please see attached PDI	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
Reviewer Comment (2019-10-17): Agree with lender. Prior CD reflects "no" for PPP.

Buyer Comment (2019-10-15): A copy of the closing disclosure from the initial purchase of the subject property was included in the file confirming the TIAA loan paid off from the subject proceeds did not have a pre-payment penalty. A final settlement statement for the subject refinance transaction was in the file and shows the breakdown for principal balance, interest, and recording fee for the TIAA payoff with totals of the three items that coincide with payoff amount reflected on subject transaction Closing Disclosure.
															10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 49,858.19 on Final Closing Disclosure provided on XXXXXX not accurate.	Tax Cert reflects 45,392.19 and HOI $4,392 for a total of $49,784.14. Final CD reflects $45,466.20.
Reviewer Comment (2019-10-17): Corrected property taxes per tax cert.

Reviewer Comment (2019-10-16): SitusAMC received a copy of a Hazard Dec page with a lower premium, however an insufficient coverage amount.  The higher premium has sufficient coverage and was used for testing.  Higher premium is $4392 annually or $366 monthly.  Taxes are $4764.67 monthly for a total property cost of $5130.67 monthly and $61,568.04 annually.  Provide a Corrected CD and LOE to cure.

Buyer Comment (2019-10-15): Disagree - The total of the HOI is $4466 per Grand Total listed on the policy and the Tax Cert does in fact reflect $45,392.19 for a total of $49,858.19 as listed on the Final CD. No correction are needed to the CD.
															10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The final CD was issued on 8.26.19			Reviewer Comment (2019-10-16): Initial CD provided. Buyer Comment (2019-10-15): 3 Day CD has been provided with proof of delivery.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Credit	Insurance	Insurance Analysis	Insurance address does not match Note address.		Dec Page reflects XXXXXX and the Note reflects XXXXXX			Reviewer Comment (2019-10-18): Updated HOI provided. Buyer Comment (2019-10-18): Corrected insurance policy has been provided.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Credit	Credit	Credit Documentation	Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.	-	Credit report reflects Authorized User.
Reviewer Comment (2019-10-17): Agree with lender. Debt has been excluded from DTI.

Buyer Comment (2019-10-15): XXXXXX account is reported on credit report as both an open 30 day account for the borrower and as an open 30 day authorized user account for the co-borrower. A payment for the borrower was not included in qualifying debts as sufficient assets were verified to cover the account balance based on the following Underwriting Guideline: "An Open 30 day account (account in which the balance is required to be paid in full monthly) is not required to be included in the borrower's monthly obligations. For an open 30 day account that does not reflect a revolving monthly payment on the credit report, lacks documentation in file to indicate a revolving monthly payment, or credit reflects the monthly payment is identical to the outstanding balance, sufficient assets must be verified to cover the account balance. The verified funds must be in addition to any funds required for closing and reserves based on the transaction type".  A payment for the co-borrower, who was an authorized user on the account, was not included in qualifying debts due to the tradeline belongs to the other borrower on the transaction as Underwriting Guidelines states: "The borrower must qualify with the payment unless the authorized user tradeline belongs to another borrower on the mortgage loan or it can be documented someone else other than the borrower is making the payment".
															10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank XX): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	XX 1040 was signed by Tax Preparer and not the Borrower.			Reviewer Comment (2019-10-17): XX 1040 tax return signed and dated provided. Buyer Comment (2019-10-15): The XX 1040 tax return was signed by both borrowers as well as the tax preparer. See attached copy of page two of the tax form that was in the file.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of appraisal being sent to borrower			Reviewer Comment (2019-10-17): Appraisal Acknowledgement document has been provided. Buyer Comment (2019-10-15): Appraisal Acknowledgement document has been provided.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $460.06 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.						10/11/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023615	XXXXXX	494863545				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial CD provided.			Reviewer Comment (2019-10-16): Initial CD which is signed by the Borrower	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	Lease agreement were not provided. Missing.			Reviewer Comment (2019-11-01): Requested to no longer use Rental Income. Include entire PITI in DTI. DTI at 32.29% which is below max 43%. Reviewer Comment (2019-10-30): Lease Agreement is what was required. Did not locate lease agreement for XXXXXX, per appendix Q. Buyer Comment (2019-10-22): This property is listed on the tax returns. See attached 20XXXX Schedule E, along with PITI documentation.	11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	Lease agreement were not provided. Missing.			Reviewer Comment (2019-10-30): Received Lease Agreement as required Buyer Comment (2019-10-22): See attached tax returns, lease and PITI documentation.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	Lease agreement were not provided. Missing.			Reviewer Comment (2019-11-01): Per XXXXX want to remove rental income and just include full property expense to avoid providing a lease agreement. DTI still in under max. DTI at 34.08% and max is 43%. Reviewer Comment (2019-10-30): Lease Agreement not located, still need lease agreement for this property. Buyer Comment (2019-10-22): See attached PITI documentation and XX Schedule E. Property owned free and clear.	11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank XX): Rental income documentation requirement not met for XXXXXX. Lease Agreement and/or Tax Return not provided.	Lease agreement were not provided. Missing.			Reviewer Comment (2019-10-30): This is a second home, closing statement, LOE, HOI and first payment letter provided. This is not generating any rental income. Only rented for 2 weeks and when property was initial purchased as a rent back from prior tenant. Buyer Comment (2019-10-22): See attached Note, First Payment Letter, Settlement Statement and HOI policy. This is the borrower's second home.; no rental income used.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (S-Corp).	Missing YTD Balance Sheet			Reviewer Comment (2019-10-30): Balance sheet was not required because 1120s business ordinary income not being used. Only using W-2 income minus the expenses. Buyer Comment (2019-10-22): See attached YTD Balance Sheet.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank XX): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on tax returns that are not signed and dated but Transcripts were obtained. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating. The XX personal tax returns are not signed. All business returns are signed.			Buyer Comment (2019-10-22): Evidence of extensions filed			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	The borrowers current self-employment income reflects declining earnings of greater than 20% from previous year. Per Appendix Q "businesses that show a significant decline in income over the analysis period are not acceptable. "			Reviewer Comment (2019-10-30): Balance sheet was not required because 1120s business ordinary income not being used. Only using W-2 income minus the expenses. Buyer Comment (2019-10-22): The Underwriter did not use income from the 1120S. The W2 wages less losses were used to qualify.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO Schedule E Method Test	Ability to Repay (Dodd-Frank XX): Unable to verify Real Estate Owned income (Schedule E Method) using reasonably reliable third-party records.	XX 1040's are not signed and dated.			Reviewer Comment (2019-10-30): Received lease agreement as required and tax transcripts were in file. Therefore signed XX 1040's signed were not required. Buyer Comment (2019-10-22): See attached IRS Transcripts that validate the personal tax returns. The tax returns need not be signed when Transcripts are present in the loan file. See also Schedule E's, taxes and insurance documentation for XXXXXX	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $14.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The final Closing Disclosure disclosed a Title - Recording Service Fee for $14.00 that was not initial disclosed on the loan estimate. No valid change of circumstance or sufficient cure provided.			Reviewer Comment (2019-10-24): Title - Recording Service Fee properly disclosed. Buyer Comment (2019-10-22): Disagree, Title recording service fee is on all Loan Estimates as $14.00 under Section C and on all CD's under Section B as $14.00	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.00 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower.	The final Closing Disclosure disclosed an increased Credit Report Fee that was not initial disclosed on the loan estimate. However, a cure of $13.00 was provided which is sufficient to cure this tolerance violation.			Reviewer Comment (2019-10-18): The final CD provided a $13.00 cure which cures this fee violations.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	Insufficient income documents for business and all investment properties.			Reviewer Comment (2019-10-30): Lender only used W-2 income and 1120s expenses from business. No ordinary income used or needed.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to various QM & ATR exceptions cited.
Reviewer Comment (2019-11-01): Per XXXXX want to remove rental income and just include full property expense to avoid providing a lease agreement.  DTI still in under max.  DTI at 34.08% and max is 43%.

Reviewer Comment (2019-10-31): Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

Reviewer Comment (2019-10-30): Still need a couple more lease agreements that have yet to be provided.  Reviewed all lease agreements that were provided.

Buyer Comment (2019-10-22): All requested documentation has been provided.
															11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The final Closing Disclosure disclosed two fees that exceeded the legal limit by zero percent tolerance. There was no valid change of circumstance provided for these fee violations. However, a $13.00 cure was provided that cured one out of the two violations.			Reviewer Comment (2019-10-24): Title - Recording Service Fee properly disclosed. Buyer Comment (2019-10-22): Disagree, there is no other violation noted, the $14.00 violation previously noted is invalid. Please provide further clarification for the 2nd violation.	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Property was inspected XXXXXX, report was signed XXXXXX and the appraisal was sent to the borrower on XXXXXX.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): Disagree, property inspected XXXX19, appraiser made comments on XXXX19 and XXXX19 and signed XXXX19, attached receipt shows appraisal sent to borrower XXXX19 and XXXX19	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	Guideline Issue: Number of properties financed exceeds amount allowed by guidelines.		Lender exception in file. The borrower has 7 financed properties and the program only allows 4 financed properties.	43% DTI on this (Documentation Type) documentation loan 27% below program guideline maximum. 42 months guideline minimum - borrowers have verified reserves of $1,000,000 in a cash account and can provide additional reserves from retirement account. Borrower has employment stability for 21 years in the XXXXXX	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-10-21): Waived with comp factors			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023616	XXXXXX	494863017				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing					10/24/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023617	XXXXXX	494862428				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $31,022.04 on Final Closing Disclosure provided on XXXXXX not accurate.
Based on the information provided in file  the  annual non-escrowed property cost should be $ 29,957.40.  Property taxes calculated at 1.25% of the sales price, which is $24,156.25 ($2,013.02), annual hazard insurance premium = $1,121.15 (93.43 per month), annual HOA dues of $4,680.00 (390 per month), for a total of $29,957.40.  It appears the hazard insurance policy premium used was $2,185.68, rather than $1,121.15.  The final 1003 and 1008 in file reflect insurance monthly payments is a total of $200 which includes the flood insurance of $17.86 per month and $182.14 per month for hazard insurance.  However, as stated above, the hazard insurance policy premium is $1,121.15 annually.  No post-close Closing Disclosure provided with correct non-escrowed property costs.
														Reviewer Comment (2019-10-23): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-22): Please find attached the Post Close Closing Disclosure and LOX		10/23/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023617	XXXXXX	494862428				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan.	The final Closing Disclosure disclosed the Total Interest Percentage as 66.773%, however, the correct calculated TIP is 66.763%, which is a difference of 0.01% and a variance of $138.99. The TIP is calculated adding all of the P&I payments plus the per Diem interest minus the loan amount.			Reviewer Comment (2019-10-23): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-22): Please find uploaded the Post Close Closing Disclosure and LOX		10/23/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023617	XXXXXX	494862428				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application.			Reviewer Comment (2019-10-23): Evidence of earlier Disclosure provided. Buyer Comment (2019-10-21): Please find attached the List of Homeownership Counseling Organizations dated within three business days of Application as well as the Initial Disclosure Doc tracking certificate	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023617	XXXXXX	494862428				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the Home Loan Toolkit Disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-23): Evidence of earlier Disclosure provided. Buyer Comment (2019-10-21): Please find attached the home Loan Toolkit provided within three business days of Application as well as the Initial Disclosure Doc tracking certificate	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023618	XXXXXX	494860966				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	The Consumer's final Closing Disclosure disclosed a total of $87,689.95 in seller paid fees. However, the seller's CD was not provided for review. Therefore, cannot test the seller paid fees to make sure fees on consumer's CD match seller's CD seller paid fees.			Reviewer Comment (2019-10-24): Seller CD provided. Buyer Comment (2019-10-22): See attached seller CD and final settlement statement	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023618	XXXXXX	494860966				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-25): Received Reviewer Comment (2019-10-24): XXXXXX Electronic Evidence Summary does not list out the documents provided with initial package. Please provide evidence of the receipt of the HCO List prior to the acknowledgement signed on XXXX19. Buyer Comment (2019-10-22): Disagree, List of Homeownership Counseling organizations was e-signed XXXX19 the same date as the initial application was e-signed	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023620	XXXXXX	494860666				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The final Closing Disclosure disclosed a fee and lender credit that exceeded the zero and 10% tolerance violation. A $150.00 cure was provided, but this was enough for the fee to be cured. An additional cure amount is required to cure the lender credit.			Reviewer Comment (2019-10-23): VCC provided. Buyer Comment (2019-10-21): Disagree- See attached Loan Estimate dated XXXX19 showing Lender Credit of $4576 and COC History showing approval for the change in pricing and thereby change in lender credit. Both documents are already in original file.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023620	XXXXXX	494860666				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	A cure of $150.00 was provided on the Final Closing Disclosure which cured the Collateral Desktop Analysis.			Reviewer Comment (2019-10-18): Curing TRID Exception using post close CD that was provided in file- PCCD dated xxxxxx was provided in the original file for TPR. Cure of $150.00 provided which cured the Collateral Desktop Fee.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023620	XXXXXX	494860666				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,575.96 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,560.00.	The final Closing Disclosure disclosed a different amount of lender credit from the amount initial disclosed on the Loan Estimate. An additional cure amount of $984.04 should have been provided on the final Closing Disclosure, however only $150.00 was provided.			Reviewer Comment (2019-10-23): VCC provided. Buyer Comment (2019-10-21): Disagree- See attached Loan Estimate dated XXXX19 showing Lender Credit of $4576 and COC History showing approval for the change in pricing and thereby change in lender credit. Both documents are already in original file.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023620	XXXXXX	494860666				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-23): Evidence of earlier disclosure provided. Buyer Comment (2019-10-21): Please find uploaded the List of Homeownership Counseling Organizations dated XXXX19 which is within three business days of Application, as well as a copy of the Initial Disclosure doc tracking certificate.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023620	XXXXXX	494860666				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing					10/23/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023621	XXXXXX	494860621				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,693.11 on Final Closing Disclosure provided on XXXXXX not accurate.
The final Closing Disclosure issued XXXXXX disclosed the estimated taxes, insurance and HOA dues as $1,063.01 and the total property costs for the first year as $11,693.11 (11 months).  However, the correct monthly estimated property costs, which includes taxes, insurance and HOA dues is $1,063.08 and total property costs for the first year as $11,759.88.  The reason for the discrepancy is the monthly HOA Dues.  The final CD calculated the monthly HOA Dues at $27.00 ($324 annually) per month, however, HOA Dues are $27.08 ($325 annually).  A post-close CD with corrected estimated property costs is required to cure this exception.
														Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): See attached PCCD and LOE Reviewer Comment (2019-10-25): Letter of Explanation & Corrected Closing Disclosure required to cure. Post Close CD reflects $11,759.88 on page for Estimated Property Costs over Year 1. Monthly PITIA is $1,063.09 and needs to represent either 10, 11 or 12 months of PITIA on page 4. Buyer Comment (2019-10-24): Please see attached corrected PCCD		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023621	XXXXXX	494860621				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	A cure of $236.97 was provided, which was sufficient to cure this fee tolerance violation.					10/17/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023621	XXXXXX	494860621				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $236.97 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	A cure of $236.97 was provided, which was sufficient to cure this fee tolerance violation.					10/17/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023622	XXXXXX	494860569				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-22): See attached Homeownership Counseling notice signed XXXX19	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023622	XXXXXX	494860569				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflected a scheduled closing date of XXXXXX; however, the the borrower signed documents on XXXXXX. Therefore, the closing date on the final CD is incorrect. Further, a post-close CD in file issued XXXXXX reflects a scheduled closing date of XXXXXX which is also incorrect. A post-close CD required reflect correct consummation date of XXXXXX, along with a Letter of Explanation provided to borrower explaining the change and proof of delivery to the borrower to cure this issue.			Reviewer Comment (2019-10-28): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-10-25): See attached corrected CD with letter to borrower and proof of delivery		10/28/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023623	XXXXXX	494857507				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in XXXXXX. No evidence of a post-disaster inspection after XXXXXX to verify the subject property did not incur any damages due to the FEMA Disaster Declared on XXXXXX XXXXXX. The inspection must include exterior photos and the property must be re-inspected on or after XXXXXX.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): Please see attached PDI	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (S-Corp).	The fiscal year for this business ended XXXXXX and was reported on the XX tax returns, the XX tax returns were not found in the file. P&L for XXXXXX - XXXXXX was also provided.
Reviewer Comment (2019-10-31): Business does not file tax returns on a calendar year, the XX returns tie out to the personal XX returns.

Reviewer Comment (2019-10-31): Escalating file for both exceptions regarding documentation insufficient.  It is sufficient and I did see on the business returns, the fiscal year the XX are good through XXXXXX.

Buyer Comment (2019-10-23): The XX 1120S for XXXXXX indicates a fiscal year of XXXX17 to XXXX18. The XX 1120S would therefore be from XXXX18 to XXXX19 which would be filed after the XXXX19 Note date. The file contains the P&L from XXXX18 to XXXX19, the most recent quarter. No additional documentation is required.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (S-Corp).	The fiscal year for this business ended XXXXXX and was reported on the XX tax returns, the XX tax returns were not found in the file. P&L for XXXXXX - XXXXXX was also provided.
Reviewer Comment (2019-10-31): Business does not file tax returns on a calendar year, the XX returns tie out to the personal XX returns.

Reviewer Comment (2019-10-31): Escalating file for both exceptions regarding documentation insufficient.  It is sufficient and I did see on the business returns, the fiscal year the XX are good through XXXXXX.

Buyer Comment (2019-10-23): The XX 1120S for XXXXXX indicates a fiscal year of XXXX17 to XXXX18. The XX 1120S would therefore be from XXXX18 to XXXX19 which would be filed after the XXXX19 Note date. The file contains the P&L from XXXX18 to XXXX19, the most recent quarter. No additional documentation is required.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to various QM exceptions cited.
Reviewer Comment (2019-10-31): SHQM Loan

Reviewer Comment (2019-10-31): Escalating file for both exceptions regarding documentation insufficient.  It is sufficient and I did see on the business returns, the fiscal year the XX are good through XXXXXX.

Buyer Comment (2019-10-23): Subject loan is QM. The XX 1120S for XXXXXX  indicates a fiscal year of XXXX17 to XXXX18. The XX 1120S would therefore be from XXXX18 to XXXX19 which would be filed after the XXXX19 Note date. The file contains the P&L from XXXX18 (fiscal year end on XX business return) to XXXX19 (the most recent quarter) which is sufficient to evaluate the earnings trend. Although there was a decline from XX to XX, the P&L indicates the earnings have increased: XX net income of $948,709 ($79,05XXmonth); 20XX19 net income of $1,060,036 ($117,78XXmonth). Appendix Q states "Annual earnings that are stable or increasing are acceptable."
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The List of Homeownership Counseling Organizations was not found in the file			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): See attached Homeownership Counseling list which was included in the Docusign envelope with the original application	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Status Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.	The only CD in the file was issued XXXXXX, which is after the consummation date. Therefore, could not test for TRID/Compliance because all the CD's prior to the closing date were not provided for review.			Reviewer Comment (2019-10-29): CD's provided. Buyer Comment (2019-10-25): See attached CD's	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	No evidence the Home Loan Toolkit was provided to the borrower 3 business days of application.			Reviewer Comment (2019-10-24): Upon further review, the exception is cleared. Buyer Comment (2019-10-22): Please see attached Home loan Toolkit that was included with the original application per the Docusign envelope ID	10/24/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	After review of the the borrowers income documentation for the self-employment S-Corp business XXXXXX, there was more than a 20% decline in income from XX to XX. The most recent XX business returns were not provided. Therefore, unable to evaluate income for XX to determine if income increased or continued to decline. Appendix Q allows an LOE for declining income only related to Bonus or Overtime. Regarding Self-Employed income financial strength, Appendix Q states "businesses that show a significant decline in income over the analysis period are not acceptable."
Reviewer Comment (2019-10-31): P&L statement for XX- XX reflects a significant increase form XX income.  Therefore, the financial strength of the business is no longer in question.

Buyer Comment (2019-10-23): The XX business returns would not have been filed as of the XXXX19 Note date as the business's fiscal year end was not until XXXX19. The file contains the P&L from XXXX18 (fiscal year end on XX business return) to XXXX19 (the most recent quarter) which is sufficient to evaluate the earnings trend. Although there was a decline from XX to XX, the P&L indicates the earnings have increased: XX net income of $948,709 ($79,05XXmonth); 20XX19 net income of $1,060,036 ($117,78XXmonth). Appendix Q states "Annual earnings that are stable or increasing are acceptable."
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	After review of the the borrowers income documentation for the self-employment S-Corp business XXXXXX,, there was more than a 20% decline in income from XX to XX. The most recent XX business returns were not provided. Therefore, unable to evaluate income for XX to determine if income increased or continued to decline. Imaged file contains a letter of explanation regarding declining income. However, Appendix Q allows an LOE for declining income only related to Bonus or Overtime. Appendix Q states "businesses that show a significant decline in income over the analysis period are not acceptable."
Reviewer Comment (2019-10-31): P&L statement for XX- XX reflects a significant increase form XX income.  Therefore, the financial strength of the business is no longer in question.

Buyer Comment (2019-10-23): The XX business returns would not have been filed as of the XXXX19 Note date as the business's fiscal year end was not until XXXX19. The file contains the P&L from XXXX18 (fiscal year end on XX business return) to XXXX19 (the most recent quarter) which is sufficient to evaluate the earnings trend. Although there was a decline from XX to XX, the P&L indicates the earnings have increased: XX net income of $948,709 ($79,05XXmonth); 20XX19 net income of $1,060,036 ($117,78XXmonth). Appendix Q states "Annual earnings that are stable or increasing are acceptable."
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Zero tolerance exceptions for Appraisal Fee increase and Title - Policy Guarantee Fee must be addressed.			Buyer Comment (2019-10-30): 0% Tolerance test addressed under separate EV3 exception Reviewer Comment (2019-10-30): See related 0% tolerance exceptions that need to be addressed. Buyer Comment (2019-10-30): Please review COC uploaded for the increase in the appraisal fee.. As for the Policy Guarantee fee, Disagree - The borrower shopped for Title Services. Provider listed on the SPL is…. however the borrower did not use this provider for title services, therefore all 10% fees are non tolerance. No violation occurred. All title fees are excluded from testing.			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	Seller's CD not provided.			Reviewer Comment (2019-10-30): the Seller CD is not required when the consumers CD reflects the seller paid fees Buyer Comment (2019-10-29): See attached Seller CD and Certification	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower.	A valid COC for fee increased not provided. A refund is required unless a COC can be provided.			Reviewer Comment (2019-10-30): COC and LE provided - Additional comps and research required for appraisal Buyer Comment (2019-10-30): Please see attached LE and proof of delivery Reviewer Comment (2019-10-30): COC provided dated XXXXXX states appraisal fee increased due to property size and additional research required. COC states that there was a LE issued on XXXXXX. File does not contain the LE that corresponds with the COC. Loan file contains only 1 LE issued on XXXXXX. Please provide LE Buyer Comment (2019-10-30): Please find attached the COC for the increase in appraisal fee	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023623	XXXXXX	494857507				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	A valid COC for fee increased not provided. A refund is required unless a COC can be provided.
Reviewer Comment (2019-10-31): Lender provided LOE identifying the $2.00 principal reduction to be applied to the outstanding balance

Reviewer Comment (2019-10-31): Principal curtailment to be applied to reduce the UPB by $2.00

Reviewer Comment (2019-10-31): Per Compliance:
The XXXXXX Title Guaranty (also known as a guaranty assessment recoupment charge, or "GARC") is a fee required to be collected by each XXXXXX Title Agent for each owners and lenders title insurance policy issued from 2004 through December 31, 2013 and again from April 1, XX through December 31, XX and was most recently reinstated effective May 1, XX. While the title company is responsible for the collection of the fee (which the borrower may or may not shop for) the fee itself is ultimately passed onto the Texas Title Insurance Guaranty Association (TTGIA). This is a set fee amount for which the ultimate payee/provider is not shoppable therefore subject to 0% tolerance.
The amount of the fee is set by TTIGA's Board of Directors and, for policies issued after May 1, XX, the fee is $2.00 per policy.
See: http://www.ttiga.org/

Reviewer Comment (2019-10-30): The fee itself is ultimately passed onto the Texas Title Insurance Guaranty Association (TTGIA).  In this case the title company is responsible for collecting the fee on behalf of TTGIA thus the fee is considered non shop-able as the borrower is required to pay the fee.  the 10% threshold would apply if the same provider was performing the service.  The borrower elected provider was XXXXXX.  The  Policy Guarantee Fee is paid to TTIGA thus the fee is subject to 0% since it is a requirement for the loan.

Buyer Comment (2019-10-30): Disagree - The Title-Policy Guarantee Fee would fall under the 10% tolerance testing as this fee was not disclosed to the borrower as a fee they cannot shop for.  The borrower shopped for their title services which makes all title fees excluded from tolerance testing.  No TRID violation occurred. The commentary for 1026.37(f)(2) clarifies that the items to be included under "Services You Cannot Shop For" are for those services that the creditor requires in connection with the transaction that would be provided by persons other than the creditor or mortgage broker and for which the creditor does not permit the consumer to shop. XXXXX allowed the borrower to shop for title fees. The GARC is not a fee for a service required by XXXXX. It is a title service fee that is ancillary to the transaction. Ten percent is the appropriate tolerance to be applied

Reviewer Comment (2019-10-30): May 1, XX date refers to the Texas Title Guaranty Fee which was required to be collected by each XXXXXX Title Agent for each owners and lenders title insurance policy issued from 2004 through December 31, 2013 and again from April 1, XX through December 31, XX and then was most recently reinstated effective May 1, XX. While the title company is responsible for the collection of the fee (which the borrower may or may not shop for) the fee itself is ultimately passed onto the Texas Title Insurance Guaranty Association (TTGIA). Given the ultimate payee/provider is not shoppable, it is subject to 0% tolerance.

Buyer Comment (2019-10-30): Disagree - The borrower shopped for Title Services.  Provider listed on the SPL is…. however the borrower did not use this provider for title services, therefore all 10% fees are non tolerance.  No violation occurred.  All title fees are excluded from testing
																10/31/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023624	XXXXXX	494856567				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	No evidence of the Mortgage Payoff Statement provided for review.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): Attached copy of the mortgage loan statement from the file clearly reflects the loan has no prepayment penalty. The mortgage balance paid off coincides with the balance on the mortgage loan statement and credit report, further supporting there was no prepayment penalty.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023624	XXXXXX	494856567				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years employment history for current and/or prior employment.	No evidence of a verification of employment for borrowers prior employment with PDFFiller. Therefore, two year employment history was not met.
Reviewer Comment (2019-10-31): Received information regarding Appendix Q requirements. Re-verified the information along with the borrowers LOE in file.

Reviewer Comment (2019-10-29): Borrower years on current job is less than 2 years and therefore the VOE from the prior employers (both due to time on job at PDF filler being .20) is required to verify a full 2 years of employment history.  Exception remains pending independent VOE as required per appendix Q.

Buyer Comment (2019-10-22): A seven year employment history for the borrower was verified. Borrower has been with current employer since XXXXXX - present (20 ¼ months based on the note date of XXXXXX). Prior to the current employment, borrower worked for XXXXXX from XXXXXX - XXXXXX (2.354 months) and was paid via 1099. Both the 1099 form and borrower's XX federal income tax returns support this employment/income. Prior to the short term 1099 employment with XXXXXX, borrower worked for XXXXXX from XXXX2013 - XXXXXX (53.58 months) and prior to employment with XXXXXX borrower was employer as a XXXXXX with XXXXXX. Based on the documentation in the file, borrower's employment history was verified from XX2012, covering the most recent seven years.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023624	XXXXXX	494856567				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	No evidence of a verification of employment completed on borrowers prior employer PDFFiller, which was the job borrower had for less than three months.
Reviewer Comment (2019-10-31): Verification of employment dates along with Appendix Q requirements on employment history.

Buyer Comment (2019-10-30): Appendix Q does state the creditor must verify the consumer's employment for the most recent two full years, however, it does not specifically state that this must be done with a VOE form. Borrower's employment was verified for the most recent seven years. His work with XXXXXX is supported with a 1099 form and schedule C of the borrower'' personal tax returns. Appendix Q allows for a gap of (or in) documented employment provided that any gaps in employment that span one or more months, is explained. The letter provided by the borrower does just that. The letter explains that, what's being perceived as a two month gap in employment, is actually the time frame in which the earnings reported on Sch C. were produced. The letter is sufficient in bridging the documentation gap as it explains the job gap from XXXXXX. There is supporting documentation to support the letter of explanation (1099, sch C, tax transcripts).

Reviewer Comment (2019-10-29): Borrower years on current job is less than 2 years and therefore the VOE from the prior employers (both due to time on job at PDF filler being .20) is required to verify a full 2 years of employment history.  Exception remains pending independent VOE as required per appendix Q.

Buyer Comment (2019-10-22): A seven year employment history for the borrower was verified. Borrower has been with current employer since XXXXXX - present (20 ¼ months based on the note date of XXXXXX). Prior to the current employment, borrower worked for XXXXXX from XXXXXX - XXXXXX (2.354 months) and was paid via 1099. Both the 1099 form and borrower's XX federal income tax returns support this employment/income. Prior to the short term 1099 employment with XXXXXX, borrower worked for XXXXXX. from XXXX2013 - XXXXXX (53.58 months) and prior to employment with XXXXXX borrower was employer as a XXXXXXr with XXXXXX. Based on the documentation in the file, a seven year employment history was documented.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023625	XXXXXX	494856328				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-22): See attached Homeownership Counseling Notice	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023625	XXXXXX	494856328				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The appraisal was initial completed on XXXXXX and then updated on XXXXXX. No evidence of the first appraisal completed on XXXXXX was provided to the borrower prior to closing.			Buyer Comment (2019-10-23): Borrower confirmed receipt of the appraisal 3 days prior to closing. Evidence is present in the file. Reviewer Comment (2019-10-22): Need evidence of the date the appraisal were provided. Buyer Comment (2019-10-22): See attached receipt which shows borrower received all valuations 3 days prior to closing			10/23/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023626	XXXXXX	494856088				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	No evidence of a post-disaster inspection including photos after XXXXXX verifying the subject property did not incur any damages from the FEMA Disaster declared on XXXXXX XXXXXX.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-25): Please see attached PDI	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023626	XXXXXX	494856088				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): See attached Homeownership Counseling sent with initial application per DocuSign Envelope ID	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023626	XXXXXX	494856088				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $36.27 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.	A cure of $1.27 was provided on the final Closing Disclosure which was sufficient to cure this tolerance violation.					10/18/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	K-1 Documentation	Qualified Mortgage (Dodd-Frank XX): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	The Schedule K-1 Less than 25% Ownership Business XXXXXX resulted in a income loss, which only requires most recent Schedule K-1, which was provided. However, to met Appendix Q most recent personal signed and dated 1040's or tax transcripts are required, but are not available because borrower filed a XX Tax Return Automatic Extension.			Reviewer Comment (2019-10-31): SHQM Loan, file contains the most recent filed two years signed returns Buyer Comment (2019-10-23): Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	K-1 Documentation	Qualified Mortgage (Dodd-Frank XX): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	The Schedule K-1 Less than 25% Ownership Business XXXXXX resulted in a income loss, which only requires most recent Schedule K-1, which was provided. However, to met Appendix Q most recent personal signed and dated 1040's or tax transcripts are required, but are not available because borrower filed a XX Tax Return Automatic Extension.			Reviewer Comment (2019-10-31): SHQM Loan, file contains the most recent filed two years signed returns Buyer Comment (2019-10-23): Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank XX): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	Third Party Verification of business is not found in the loan images.
Reviewer Comment (2019-10-31): SHQM Loan

Buyer Comment (2019-10-29): Disagree: Negative income from XXXXXX was used for qualifying. "Verification of self-employed businesses by a third-party source is not required, as no income from the self-employed business was used for qualification purposes." Under § 1026.43(c)(2)(ii), a creditor must verify a consumer's current employment status only if the creditor relies on the consumer's employment income in determining the consumer's repayment ability. For example, if a creditor relies wholly on a consumer's investment income to determine repayment ability, the creditor need not verify or document employment status.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank XX): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	The Schedule K-1 Less than 25% Ownership Business XXXXXX resulted in a income loss, which only requires most recent Schedule K-1, which was provided. However, to met Appendix Q most recent personal signed and dated 1040's or tax transcripts are required, but are not available because borrower filed a XX Tax Return Automatic Extension.			Reviewer Comment (2019-10-31): SHQM Loan Buyer Comment (2019-10-23): Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank XX): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	The Schedule K-1 Less than 25% Ownership Business XXXXXXresulted in a income loss, which only requires most recent Schedule K-1, which was provided. However, to met Appendix Q most recent personal signed and dated 1040's or tax transcripts are required, but are not available because borrower filed a XX Tax Return Automatic Extension.			Reviewer Comment (2019-10-31): SHQM Loan Buyer Comment (2019-10-23): Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank XX): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	The Schedule K-1 Less than 25% Ownership Business XXXXXX resulted in a income loss, which only requires most recent Schedule K-1, which was provided. However, to met Appendix Q most recent personal signed and dated 1040's or tax transcripts are required, but are not available because borrower filed a XX Tax Return Automatic Extension.			Reviewer Comment (2019-10-31): SHQM Loan Buyer Comment (2019-10-23): Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	The Schedule K-1 Less than 25% Ownership Business XXXXXX resulted in a income loss, which only requires most recent Schedule K-1, which was provided. However, to met Appendix Q most recent personal signed and dated 1040's or tax transcripts are required, but are not available because borrower filed a XX Tax Return Automatic Extension.			Reviewer Comment (2019-10-31): SHQM Loan	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions were filed.			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan review does not fall under QM requirements.			Reviewer Comment (2019-10-31): SHQM Loan Buyer Comment (2019-10-23): The file contains sufficient income documentation meeting the product guideline requirements. Since you acknowledge the XX extension in lieu of the most recent filed/dated tax return, would you please reconsider this Exception to be an ATR informative EV2 (non-material) exception	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	An Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure or an earlier acknowledgment of receipt was available in the loan file. Further, the Acknowledgement that was signed at closing did not have specific verbiage as to when the borrower received the disclosure, which would have need to be at least within 3 business days after application to meet requirements.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): Attached please find Homeownership Counseling Org	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Disclosure Tracking Details provided in loan file reflect both the revised Loan Estimate issued XXXXXX and initial Closing Disclosure issued XXXXXX were both received on XXXXXX and viewed at the same date and time by the borrower, therefore the LE was received on or after the initial CD.			Buyer Comment (2019-10-22): The LE was issued on the 15th , the CD was issued on the 18th however, borrower reviewed the LE on the 18th. Borrower had LE 4 days prior to consummation.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023627	XXXXXX	494855254				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $52.26 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	A cure of $2.26 was provided which was sufficient to cure this tolerance violation on the Credit Report Fee.					10/20/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $12,265.53 and disclosure timing violations.	There are multiple documents that were signed electronically by the borrower, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the documents that were received and signed electronically cannot be used for testing, which may result in a tolerance and timing violations.			Reviewer Comment (2019-10-30): Document provided Buyer Comment (2019-10-29): DocMagic eSign Certificate has been provided showing borrower econsented on XXXXXX.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,952.00 on Final Closing Disclosure provided on XXXXXX not accurate.	Per the appraisal, monthly HOA Dues are $274.00/mo or $3,288.00/year. The value disclosed on the final CD is $2,952.00.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): Corrected CD has been provided.		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure issued on XXXXXX reflects a scheduled closing of XXXXXX, however the borrower signed documents on 090/XXXX. A corrected post-closing CD is not found in the loan images.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): Corrected CD has been provided.		10/30/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023628	XXXXXX	494855191				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Policy in file reflects dwelling coverage of $552,950 plus 50% of replacement cost, which is $127,745 shortfall to cover the Estimated Cost New reflected on the appraisal.			Reviewer Comment (2019-10-31): Received replacement cost estimator, verified sufficient coverage. Buyer Comment (2019-10-30): Replacement cost estimator has been provided.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-21): Document in file under the Homeownership Counseling List header and has been provided.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the Home Loan Toolkit Disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Buyer Comment (2019-10-29): XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/29/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	Evidence of actual receipt date of the revised LE is not found in the loan images. The default receipt date is XXXXXX. The initial CD was issued on XXXXXX.			Buyer Comment (2019-10-30): The revised LE is required to be provided to the borrower(s) 4 days prior to closing. The LE was in fact provided to the borrower(s) prior to the CD being issued.			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023628	XXXXXX	494855191				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	A cure of $150.80 was provided which is sufficient to cure this tolerance violation.					10/20/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	No evidence of XX personal tax returns schedule C. However, the borrower filed tax extension and provided P&L Statement and Balance Sheet for year-to-date XX and XX. Further, exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-17): An extension was filed.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The initial Closing Disclosure was issued on XXXXXX without proof of receipt. Therefore, it is assumed the borrower received the Closing Disclosure no sooner than XXXXXX, which was 1 business day prior to closing, not the required 3 business days.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-15): Disagree, please see attached receipt history.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXXXX not received by borrower at least four (4) business days prior to closing.	The most recent Loan Estimate provided for review, was issued on XXXXXX without proof of receipt on the Loan Estimate or in the loan file. Therefore, it is assumed the borrower did not receive the Loan Estimate no sooner than XXXXXX, which was less than 4 business days prior to closing.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-16): Disagree, please see attached receipt history.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $126.00 plus 10% or $138.60. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate disclosed the Recording Fee as $126.00, which was increased on the final Closing Disclosure to $168.00, which was $46.00 difference. However, the final Closing Disclosure did provided a cure of $29.40, which is sufficient to cure this fee tolerance violation.			Reviewer Comment (2019-10-14): The initial Loan Estimate disclosed the Recording Fee as $126.00, which was increased on the final Closing Disclosure to $168.00, which was $46.00 difference. However, the final Closing Disclosure did provided a cure of $29.40, which is sufficient to cure this fee tolerance violation.		10/14/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The final Closing Disclosure issued on XXXXXX disclosed an Attorney Review Fee of $100 that was not initial disclosed on the Loan Estimate. No valid change of circumstance provided and the cure for $29.40 was not sufficient to cure this tolerance violation. A cure of $100.00 is required to cure this fee.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-15): Disagree, All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The final Closing Disclosure disclosed a couple of fees that exceeded either zero or 10% tolerance violation. The loan file contained a cure of $26.90, which was insufficient for the Attorney Review fee and no valid change of circumstance was not provided.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-15): Disagree, All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023629	XXXXXX	495059791				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $126.00 plus 10% or $138.60. Sufficient or excess cure was provided to the borrower at Closing.	SitusAMC received required documents, exception is cured at closing.					10/16/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The final Closing Disclosure issued XXXXXX disclosed a couple of fees that exceeded either 10% or zero percent tolerance violation and no valid change of circumstance or a $1,340.80 cure provided.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): Please see attached LOX and PCCD Reviewer Comment (2019-10-17): The cost to the borrower increased without notice. A PCCD, LOE, Cure, Proof of delivery, and re-opening of RTC is required.		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $745.00 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate dated XXXXXX disclosed the fee at $745.00 paid by the borrower. However, after the initial Closing Disclosure prior to the final Closing Disclosure, this fee was being paid by the lender or partial paid by the lender. There was no evidence of a valid change of circumstance or a cure for this fee.			Reviewer Comment (2019-10-30): Cleared additional exception set - pending pay history for principle reduction cure Buyer Comment (2019-10-29): Please see attached PCCD and LOX Reviewer Comment (2019-10-17): The cost to the borrower increased without notice. A PCCD, LOE, Cure, Proof of delivery, and re-opening of RTC is required. Buyer Comment (2019-10-16): Disagree, the borrower was always disclosed at $745 whether the fee was being paid by the lender or the borrower. The fee amount remained the same so there is no violation.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $550.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate dated XXXXXX disclosed the fee at $550.00 paid by the borrower. However, after the initial Closing Disclosure prior to the final Closing Disclosure, this fee was being paid by the lender or partial paid by the lender. There was no evidence of a valid change of circumstance or a cure for this fee.			Reviewer Comment (2019-10-30): Cleared additional exception set - pending pay history for principle reduction cure Buyer Comment (2019-10-29): Please see attached PCCD and LOX Reviewer Comment (2019-10-17): The cost to the borrower increased without notice. A PCCD, LOE, Cure, Proof of delivery, and re-opening of RTC is required. Buyer Comment (2019-10-16): Disagree, the borrower was always disclosed at $550 whether the fee was being paid by the lender or the borrower. The fee amount remained the same so there is no violation and no COC or cure is needed.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023630	XXXXXX	495048563				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	No evidence of the Mortgage Statement or the HO-6 Policy for property XXXXXX. The blanket hazard insurance policy was provided, but the insurance only covers walls out. Therefore, the walls-in hazard insurance covering was not provided.
Reviewer Comment (2019-10-27): Received E-Mail Correspondence between borrower and lender.  Borrower does not have any other insurance policy for the investment property.  Just has the blanket policy and the tenant is responsible for the HO-6 policy.  Therefore, the investment property PITI fully provided.  Have the tax cert, the HOA Dues and credit report reflects the mortgage payment.  The credit report reflects a mortgage payment as $867 plus taxes $97.08 and HOA Dues of 196.00 for total PITI of $1,160.08.  DTI still below max of 43%.

Buyer Comment (2019-10-18): Please re-consider request for anymore documentation.   We previously provided 3 pages that included the master cert and lox about borrower has no other insurance (attached again).  It's an investment property… makes sense renter has their own renters insurance policy.  The credit report shows actual payment $783.   Uw used 845 + 196 HOA + 97.08 taxes = 1138.08    the mortgage statement would not support anything more due to it only consists of principle and interest.

Reviewer Comment (2019-10-17): Provide mortgage statement and HO-6 policy to confirm full PITI payment.

Buyer Comment (2019-10-15): Attached LOX from processing addressing where the property  has HO6.   Borrower answered No just a master cert
															10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $957.00 exceeds tolerance of $792.00 plus 10% or $871.20. Insufficient or no cure was provided to the borrower.	Title - Notary Fee was not disclosed on the initial Loan Estimate and no valid change of circumstance or cure provided.			Reviewer Comment (2019-10-17): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-17): Disagree, The initial disclosure of title charges were $971.10 with an allowable increase of 97.10 bringing the total 10% allowance to $106810. The borrower was only charged $957. The $975 does not exceed the tolerance of $1068.10 Buyer Comment (2019-10-16): Disagree, the disclosed amount $953 and the current amount is $957. There is no violation and no cure is needed. See the attached Predatory test.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	There is no evidence of XX business tax returns. However, P&L Statement and Balance Sheet provided. Further, exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-17): An extension was filed.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan.	PC-CD reflecting principle cure reduction and LOE provided. Pending payment history to confirm principle reduction has been applied.			Buyer Comment (2019-10-30): Principal reduction payment submitted to servicing and will be on borrowers next statement received			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $745.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower.	PC-CD reflecting principle cure reduction and LOE provided. Pending payment history to confirm principle reduction has been applied.			Buyer Comment (2019-10-30): Principal reduction payment submitted to servicing and will be on borrowers next statement received			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023630	XXXXXX	495048563				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $550.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	PC-CD reflecting principle cure reduction and LOE provided. Pending payment history to confirm principle reduction has been applied.			Buyer Comment (2019-10-30): Principal reduction payment submitted to servicing and will be on borrowers next statement received			10/30/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023631	XXXXXX	495033497				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		No evidence of a property inspection completed after FEMA Disaster end date of XXXXXX to verify the subject property did not incur any damages.			Reviewer Comment (2019-10-18): Provided Disaster inspection dated XXXXXX with no damage reported Buyer Comment (2019-10-18): Please see attached PDI	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023631	XXXXXX	495033497				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	No valid change of circumstance or cure provided for the fees that exceeded zero and 10% tolerance violation. A total cure of $171.20 is required.
Reviewer Comment (2019-10-21): Tolerance exceptions are addressed. Exception Cleared.

Buyer Comment (2019-10-18): Disagree, Please see attached page 6 of the CD and page 4 of LE. One service provider is XXXXXX and the other service provider is XXXXXX. The service providers are different and do not share the same fees.

Reviewer Comment (2019-10-17): XXXXXX listed on the SSPL as well as Section C of the CD.  In order for the fees to be shop-able the borrower must use a provider not listed on the SSPL.  Please provided confirmation of the issuing office location the borrower used for XXXXXX so further testing can be done.

Buyer Comment (2019-10-16): Disagree,  All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.
															10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023631	XXXXXX	495033497				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Title - Tax Certificate Fee of $5.00 was not initial disclosed on the Loan Estimate. There was no evidence of a valid change of circumstance or cure provided on the final Closing Disclosure.
Reviewer Comment (2019-10-21): AMC reviewed exception. Upon further review exception may be cleared.

Buyer Comment (2019-10-18): Disagree, Please see attached page 6 of the CD and page 4 of LE. One service provider is XXXXXX and the other service provider is XXXXXX. The service providers are different and do not share the same fees.

Reviewer Comment (2019-10-17): XXXXXX listed on the SSPL as well as Section C of the CD.  In order for the fees to be shop-able the borrower must use a provider not listed on the SSPL.  Please provided confirmation of the issuing office location the borrower used for XXXXXX so further testing can be done.

Buyer Comment (2019-10-16): Disagree,  All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.
															10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023631	XXXXXX	495033497				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,439.70 exceeds tolerance of $3,885.00 plus 10% or $4,273.50. Insufficient or no cure was provided to the borrower.	The final Closing Disclosure issued on XXXXXX, disclosed $554.70 more in title fees than what was initial disclosed on the Loan Estimate. The Title - Endorsement, and Lender's Title Insurance and exceeded the 10% tolerance. The Title - Endorsement Fee was initial disclosed at $211.00 versus $403.70 and Lender Title Insurance was $3,224 versus $3,586.00. There was no evidence of a valid change of circumstance or $166.20 cure provided for these fees.
Reviewer Comment (2019-10-21): AMC reviewed exception. Upon further review exception may be cleared.

Buyer Comment (2019-10-18): Disagree, Please see attached page 6 of the CD and page 4 of LE. One service provider is XXXXXX and the other service provider is XXXXXX. The service providers are different and do not share the same fees.

Reviewer Comment (2019-10-17): XXXXXX listed on the SSPL as well as Section C of the CD.  In order for the fees to be shop-able the borrower must use a provider not listed on the SSPL.  Please provided confirmation of the issuing office location the borrower used for XXXXXX so further testing can be done.

Buyer Comment (2019-10-16): Disagree,  All title fees are excluded from testing as the borrower shopped for title services, these fees are not subjected to TRID testing, no violation occurred.
															10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023632	XXXXXX	494990337				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $4,299.87 and disclosure timing violations.	No evidence of an Electronic Consent signed by the borrower. Therefore, all documents that were provided and signed electronically by the borrower cannot be considered for testing.			Reviewer Comment (2019-10-25): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-24): Please see attached E-consent	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023632	XXXXXX	494990337				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	No evidence of an Electronic Consent signed by the borrower. Therefore, all documents that were provided and signed electronically by the borrower cannot be considered for testing.			Reviewer Comment (2019-10-25): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-24): Please see attached E-consent.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023632	XXXXXX	494990337				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $127.00 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.	The final Closing Disclosure provided a cure of $7.66, which was sufficient to cure the credit report fee.					10/15/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023632	XXXXXX	494990337				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank XX): Employment history requirement not met.	The borrower has two employment gaps that are more than 30 days. The employment gaps were from XXXXXX to XXXXXX and XXXXXX and XXXXXX. Even though the borrower was receiving pension income at the time, there are still employment gaps that requires a letter of explanation per guidelines. No evidence in file of a letter of explanation signed by the borrower explaining these employment gaps to verify a full two year employment history. Therefore, employment history guidelines were not met.			Reviewer Comment (2019-10-28): Received LOE's regarding gaps of employment for borrower. Buyer Comment (2019-10-21): See attached letters of explanation for each gap in question.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023632	XXXXXX	494990337				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The borrower has two employment gaps that are more than 30 days. The employment gaps were from XXXXXX to XXXXXX and XXXXXX and XXXXXX. Even though the borrower was receiving pension income at the time, there are still employment gaps that requires a letter of explanation per guidelines. No evidence in file of a letter of explanation signed by the borrower explaining these employment gaps to verify a full two year employment history. Therefore, employment history guidelines were not met and loan does not qualify under Safe Harbor QM guidelines.			Reviewer Comment (2019-10-28): Received LOE's regarding gaps of employment for borrower. Buyer Comment (2019-10-21): See attached letters of explanation for each gap in question.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023633	XXXXXX	494954147				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	No evidence of the Seller's Closing Disclosure in loan file for review.			Reviewer Comment (2019-10-21): Seller CD provided. Buyer Comment (2019-10-17): Please see the attached seller CD	10/21/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023633	XXXXXX	494954147				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.42 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Final Closing Disclosure provided a $10.42 cure, which was sufficient to cure the zero percent tolerance for the Credit Report Fee.					10/15/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023634	XXXXXX	494953730				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank XX): Employment history requirement not met.	Two year employment history required. However, co-borrower has more than a 30 day employment gap from XXXXXX to XXXXXX. No evidence of a letter of explanation signed by the co-borrower explaining the gap.
Reviewer Comment (2019-10-30): Received sufficient explanation for employment gap, exception cleared loan meets SHQM.

Buyer Comment (2019-10-30): See attached

Reviewer Comment (2019-10-28): Per Appendix Q: Verifying Employment History.a. The creditor must verify the consumer's employment for the most recent two full years, and the consumer must: i. Explain any gaps in employment that span one or more months. This required documentation is not located in the file.

Buyer Comment (2019-10-23): VOE from prior employer indicates the borrower relocated to XXXXXX   Gap in employment was for two months, which a relocation from XXXXXX would support. Co-Borrower is a professional position, XXXXXX, gap in employment with reason given on previous VOE should be sufficient to utilize income for qualifying.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023634	XXXXXX	494953730				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence in file the lender provided the borrower a copy of the appraisal 3 business days prior to closing or an acknowledgement of receipt of appraisal.			Reviewer Comment (2019-10-17): Appraisal receipt acknowledgement provided. Buyer Comment (2019-10-15): Appraisal Acknowledgement was found in file and has been provided.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023634	XXXXXX	494953730				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Two year employment history for co-borrower could not be verified, because of an employment gap that was more than 30 days and no letter of explanation in file. Therefore, the loan does not fall under the Safe Harbor QM guidelines.
Reviewer Comment (2019-10-30): Received sufficient explanation for employment gap, exception cleared loan meets SHQM.

Reviewer Comment (2019-10-28): Per Appendix Q: Verifying Employment History.a. The creditor must verify the consumer's employment for the most recent two full years, and the consumer must: i. Explain any gaps in employment that span one or more months. This required documentation is not located in the file.

Buyer Comment (2019-10-23): VOE from prior employer indicates the borrower relocated to XXXXXX .  Gap in employment was for two months, which a relocation from XXXXXX  would support. Co-Borrower is a professional position, XXXXXX  gap in employment with reason given on previous VOE should be sufficient to utilize income for qualifying.
															10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023634	XXXXXX	494953730				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment verifies this loan is a same lender refinance, which requires a Notice of Right to Cancel Form H-9 to be executed. However, the incorrect Notice of Right to Cancel Form H-8 was executed.
Buyer Comment (2019-10-18): The form provided is substantially similar to the H-9 form. The form used is acceptable.  In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.

Reviewer Comment (2019-10-18): Per compliance dept., outside counsel has advised AMC that in cases, where the use of Model Form H-8 in a transaction that would otherwise require use of Model Form H-9, could be deemed material on loans in circuits in which the issue has not been specifically addressed (Circuits 2, 5, 8, 9, 10 and DC) and in cases in which there has been unfavorable caselaw on this issue (specifically the 3rd and 7th).

Buyer Comment (2019-10-16): In states where the courts has not ruled otherwise, form H-8 is substantially similar and protects the lender and assignee to at least the same extent as the H-9. The form used is acceptable.
																	10/18/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023634	XXXXXX	494953730				Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section.	Title fees on section B of final CD; Paid To are blank. Post CD issued XXXXXX was updated to correct it. Missing letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-10-14): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/14/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023634	XXXXXX	494953730				Compliance	Compliance	Miscellaneous Compliance	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	The final Closing Disclosure issued on XXXXXX did not disclose the paid to company for all the Title Fees in section B on page two. Therefore, this section of the final Closing Disclosure could not tested properly.			Reviewer Comment (2019-10-17): PCCD dated XXXXXX provided indicating Vantage Point Title for paid to. Buyer Comment (2019-10-15): See Cured exception: TRID Invalid Section B Combinations. Buyer Comment (2019-10-15): Corrected CD dated XXXXXX list the service provider for all title charges.	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023635	XXXXXX	494947358				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in XXXXXX, XXXXXX and a FEMA Disaster was issued. A post-disaster property inspection is required verifying the property did not incur any damages from the XXXXXX. The inspection date should be after the disaster date of XXXXXX including exterior photos.			Reviewer Comment (2019-10-18): PDI provided. Buyer Comment (2019-10-18): Please see attached PDI	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023635	XXXXXX	494947358				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance policy provided reflects dwelling coverage of $355,000 and an increase in dwelling up to $71,000, for a total coverage of $426,000. Therefore, the coverage shortfall is $31,920 to at lease coverage the Estimated Cost New reflected on the appraisal of $457,920.00. If policy has additional replacement cost will need documentation reflect the amount of replacement cost or a replacement cost estimator.			Reviewer Comment (2019-10-18): RCE provided. Buyer Comment (2019-10-17): Please see the attached Replacement Cost Estimator.	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023638	XXXXXX	494930779				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Final CD reflects the closing date as XXXXXX and the loan signed XXXXXX			Reviewer Comment (2019-10-24): AMC received LOE. Exception Cured Buyer Comment (2019-10-23): See attached LOE Reviewer Comment (2019-10-17): AMC received corrected CD. Please provide LOE to cure. Buyer Comment (2019-10-16): See attached corrected CD dated XXXX19 with correct closing date of XXXX19		10/24/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023640	XXXXXX	494912615				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-28): Received Buyer Comment (2019-10-25): See attached CDA	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208023644	XXXXXX	494895714				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	The final Closing Disclosure page two section F prepaids, reflects 10 months of homeowners insurance premium as $2,154.71, however, the remaining 10 months the borrowers owes is $2,149.70 per hazard insurance policy in loan file and the calculated monthly payment of $214.97 for 10 months equals $2,149.70, rather than $2,154.71.			Buyer Comment (2019-10-17): Section F represented the balance outstanding for the insurance that was prepaid, the remaining fees in section G were to set up the escrow account for the future disbursements.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023645	XXXXXX	494894856				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided in loan file. Therefore, no evidence of the disclosure being provided to the borrower 3 business days of application.			Reviewer Comment (2019-10-18): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-17): NOTE date June 25, XX App date is XXXXXX The Homeownership Couseling List was issued XXXXXX and sent to borrower via Docusign envelope ending 05A6 The Anti Steering Loan Options Disclosure was also included in the same docusign envelope and that document was docusigned XXXXXX (attachments)	10/18/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023645	XXXXXX	494894856				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (XX): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Acknowledgment of receipt of the Home Loan Toolkit was signed at closing. However, neither a copy of the booklet nor an acknowledgment of receipt was provided in loan file. Therefore, no evidence of the disclosure being provided to the borrower 3 business days of application.			Reviewer Comment (2019-10-25): Evidence of earlier receipt provided Buyer Comment (2019-10-23): Home Loan Toolkit has been provided. Reviewer Comment (2019-10-18): Home Loan Toolkit should be in the initial package, but it has not been located in the loan file. Buyer Comment (2019-10-17): You appear to be referring to an at closing document called Acknowledgment of receipt of disclosures which once again confirms the borrower received the specified disclosures in the loan process.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023645	XXXXXX	494894856				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XXXXXX used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer.	The Closing Protection Letter fee is disclosed as Title - CPL Fee. The acronym may not be readily understood by the consumer.
Buyer Comment (2019-10-28): This type of error would not mathematically effect disclosed totals charged to the borrower. Agreed; this is a clerical error. An error is clerical if it does not affect a numerical disclosure and does not affect the timing, delivery, or other requirements imposed by § 1026.19(e) or (f)."

Reviewer Comment (2019-10-25): It does not matter that the fee name was consistent on all disclosures, the issue is that since the fee name was abbreviated or an acronym used the Consumer would not be able to understand the reason for the fee.  To cure a Corrected CD and LOE are required.

Buyer Comment (2019-10-24): The fee was disclosed in such manner since the start of application.   The Loan Estimate shows it as CPL, the Service Provider List discloses the fee as CPL, therefore the CD would follow suit.   The Closing Disclosure (CD) must include all the identical line items and names of fees that were included in the Loan Estimate (LE). These fees are subject to the Changed Circumstance rules under RESPA, but this means that settlement service providers, in particular, must coordinate with lenders to properly identify fees from the start.    Additionally, this loan closed June 25 XX.  The Closing Disclosure (CD) must continue to be disclosed to the borrower up to 60 days after closing if any changes occur.  If the change is a monetary change to a fee or credit discovered after closing, the CD must be redisclosed within 30 days after the closing.  If the change is a non-numeric error, the CD must be redisclosed within 60 days.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan allows for Assumption.	Final CD disclosed loan will allow assumption, however, Note does not contain Assumption language and Note is a fixed rate.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): See attached PCCD and LOE		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXXXX incorrectly disclosed whether the loan contains a Demand Feature.	Final CD disclosed the loan contains a Demand Feature, which matches the Note as being permissible. This exception should not be firing.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): See attached PCCD AND LOE		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX.	The loan signed XXXXXX and the RTC expiration date should be XXXXXX with disbursement of XXXXXX			Reviewer Comment (2019-10-27): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. The PCCD in file issued XXXXXX, disclosed a closing date of XXXXXX and a disbursement date of XXXXXX, which is after the RTC exporation date of XXXXXX. Buyer Comment (2019-10-21): See attached right to cancel on correct form, letter of explanation and proof of delivery		10/27/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment in loan file confirms this transaction is a same lender refinance. Therefore, a Notice of Right to Cancel Form H-9 is required to be executed; however, Form H-8 was executed instead.			Reviewer Comment (2019-10-27): Received correct RTC, LOE, and proof of delivery, which is sufficient to clear the FTC correct same lender refinance Form. Buyer Comment (2019-10-21): See attached correct right to cancel, letter of explanation and proof of delivery	10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The loan signed XXXXXX and the RTC expiration date should be XXXXXX with disbursement of XXXXXX			Reviewer Comment (2019-10-27): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR. The PCCD in file dated XXXXXX reflecting a disbursement date of XXXXXX, which is after the RTC expiration date. Therefore the loan was disbursed after the RTC expired. Buyer Comment (2019-10-21): See attached right to cancel on correct form, letter of explanation and proof of delivery		10/27/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,235.72 on Final Closing Disclosure provided on XXXXXX not accurate.	Final CD disclosed Amount of Estimated Property Costs over Year 1 of 8,235.72, however, the actual amount is $8,317.68.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): See attached PCCD and LOE		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023646	XXXXXX	494893527				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	An Acknowledgement of Receipt of this disclosure was signed at closing. Therefore, there is no evidence this disclosure was provided to the borrower 3 business days of application or an earlier signed acknowledgement.			Reviewer Comment (2019-10-29): Received Buyer Comment (2019-10-28): See attached	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023647	XXXXXX	494877473				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Employment history was not met because borrower has a 30 days or more employment gap with no letter of explanation provided.
Reviewer Comment (2019-10-31): SHQM Loan

Reviewer Comment (2019-10-28): Documentation obtained post close cannot be used to confirm adherence to Appendix Q at the time of origination.  There was not sufficient documentation in file at the time of origination to determine if the loan meets the QM Employment history requirements.  Exception remains.

Buyer Comment (2019-10-25): Please see the WVOE which was obtained after closing which states that the last day was January 7, XX

Buyer Comment (2019-10-24): Disagree:  Based on the XX W2 for XXXXXX the borrower last day of employment would have been between the middle of January or the last week in January XX.  XX W2 shows Wages as $8044.61.  Per Written VOE borrower income was $82,000.00 plus Bonus $3000.00.  ( $82000.00/ 12= $6833.33 monthly)
Calculation: $6833.33(monthly) + $1211.28 ( $39.42 x 30.7275 hours (week for Jan 28- Jan 31) =  $8044.60.
Based on the information it is likely the borrower's last day was not on January 1, XX.
Please see the attached WVOE, W2 and calculation.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023647	XXXXXX	494877473				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank XX): Employment history requirement not met.	The borrower had more than a 30 day gap of employment. The previous employer's verification of employment could not provide an exact date. It reflect the borrowers termination date was approximately January XX, therefore the date used is XXXXXX. Will need a Letter of Explanation explaining the gap of employment or a more solid end date for previous employer to determine if gap is not 30 days or more.
Buyer Comment (2019-10-31): Per comments

Reviewer Comment (2019-10-31): Regraded exception to EV2-B based on the initial 1003 and the W-2s within the loan images that indicate there was a minimal gap of employement between the prior job and the current job.  Exception remains open as the W-2 reflects wages in XX that exceed one month, the tax document is not date specific.

Reviewer Comment (2019-10-28): Documentation obtained post close cannot be used to confirm adherence to Appendix Q at the time of origination.  There was not sufficient documentation in file at the time of origination to determine if the loan meets the QM Employment history requirements.  Exception remains.

Buyer Comment (2019-10-25): Please see the WVOE which was obtained after closing which states that the last day was January 7, XX

Buyer Comment (2019-10-24): Disagree:  Based on the XX W2 for XXXXXX the borrower last day of employment would have been between the middle of January or the last week in January XX.  XX W2 shows Wages as $8044.61.  Per Written VOE borrower income was $82,000.00 plus Bonus $3000.00.  ( $82000.00/ 12= $6833.33 monthly)
Calculation: $6833.33(monthly) + $1211.28 ( $39.42 x 30.7275 hours (week for Jan 28- Jan 31) =  $8044.60.
Based on the information it is likely the borrower's last day was not on January 1, XX.
Please see the attached WVOE, W2 and calculation.
																	10/31/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023647	XXXXXX	494877473				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Final CD on D0061 shows a closing date of XXXXXX. This matches the date of the Note and Security Instrument.			Reviewer Comment (2019-10-17): Curing TRID Exception using post close CD that was provided in file- PCCD dated XXXXXX was provided in the original file for TPR		10/17/2019		1	A	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023647	XXXXXX	494877473				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Property was inspected XXXXXX, report was signed XXXXXX and the appraisal was sent to the borrower on XXXXXX.			Buyer Comment (2019-10-21): TPO's/Brokers attest to ensuring that regulatory delivery compliance has been met.			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023648	XXXXXX	494876794				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The loan file only contains one Closing Disclosure dated XXXXXX, which was not signed. It is assumed it was received on the closing date of XXXXXX. No evidence of the Closing Disclosure being provided to the borrower 3 business days prior to closing.			Reviewer Comment (2019-10-22): Evidence of receipt provided. Buyer Comment (2019-10-18): Disagree, Please see attached acknowledgment that CD was provided to the borrower at least 3 day prior to closing.	10/22/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $4,757.75 and disclosure timing violations.	There are multiple documents in file that were electronically signed by the borrower. However, there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, any documentation that was signed electronically confirming receipt cannot be including as valid documentation and be used for testing purposes.			Reviewer Comment (2019-10-29): E-consent provided / tolerance exceptions cured Buyer Comment (2019-10-28): E-consent has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 26,694.72 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $26,694.72 on page 4; however the correct calculated non-escrowed property costs are $27,318.72 per year. The difference is due to the hazard insurance premium renewal that increased the premium from $5,527 to $6,151 annually. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2019-10-30): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-30): Letter of explanation has been provided. Reviewer Comment (2019-10-29): Corrected Closing Disclosure received. LOE to borrower still required to cure. Buyer Comment (2019-10-28): Corrected CD has been provided.		10/30/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The Rate Lock Fee was not initial disclosed on the loan estimate and was added to the Closing Disclosure dated XXXXXX. Therefore, the fee exceeded the zero percent tolerance violation. A Valid Change of Circumstance was provided, however the COC reflects the change occurred on XXXXXX and re-disclosure occurred on XXXXXX and the fee was added on the XXXXXX CD. Further, a $0.64 cure was provided, however is insufficient to cure this fee.
Reviewer Comment (2019-10-29): E-consent provided / tolerance exceptions cured

Buyer Comment (2019-10-28): The COC with a Change Date of XXXXXX has a typo for the Re-disclosed Date of XXXXXX (the Re-disclosed Date was not updated from the XXXXXX change for the Increased Loan Amount).  As listed on the CD and COC dated XXXXXX the documents were both sent to the borrower during the same electronic transmission per the DocuSign Envelope ID: 2D506C88-CDD6-4167-B05F-FCB12922B7CE, both were signed by the borrower on XXXXXX. In addition the CD with a date issued of XXXXXX is also a typo and the correct Date Issued date should reflect XXXXXX which matches the date of the Change reflected on the COC dated XXXXXX.
															10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	There are multiple documents in file that were electronically signed by the borrower. However, there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, any documentation that was signed electronically confirming receipt cannot be including as valid documentation and be used for testing purposes. Thus, the initial Loan Estimate issued XXXXXX and electronically signed XXXXXX cannot be used making the next Loan Estimate the initial LE, which was issued on XXXXXX and was more than 3 business days of application.			Reviewer Comment (2019-10-29): E-consent provided / tolerance exceptions cured Buyer Comment (2019-10-28): E-consent and Disclosure Tracking has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $1,768.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	A Rate Lock Fee disclosed on the final Closing Disclosure was not initial disclosed on the Loan Estimate. A Valid Change of Circumstance was provided, however the COC reflects the change occurred on XXXXXX and re-disclosure occurred on XXXXXX and the fee was added on the XXXXXX CD. Further, a $0.64 cure was provided, however is insufficient to cure this fee.
Reviewer Comment (2019-10-29): E-consent provided / tolerance exceptions cured

Buyer Comment (2019-10-28): The COC with a Change Date of XXXXXX has a typo for the Re-disclosed Date of XXXXXX (the Re-disclosed Date was not updated from the XXXXXX change for the Increased Loan Amount).  As listed on the CD and COC dated XXXXXX the documents were both sent to the borrower during the same electronic transmission per the DocuSign Envelop ID: 2D506C88-CDD6-4167-B05F-FCB12922B7CE, both were signed by the borrower on XXXXXX.  In addition, the CD with a date issued of XXXXXX is also a typo and the correct Date Issued date should reflect XXXXXX, which matches the date of the Change reflected on the COC dated XXXXXX.
															10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.64 exceeds tolerance of $99.00. Insufficient or no cure was provided to the borrower.	A cure of $0.64 was provided on the final Closing Disclosure, which was sufficient to cure this tolerance violations.			Reviewer Comment (2019-10-18): A cure was provided on the final CD of $0.64 which is sufficient to cure this fee.		10/18/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	An Acknowledgement of Receipt of Disclosure was signed at closing. Neither a copy of disclosure nor an earlier acknowledgement of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): The initial Acknowledgment of Receipt of Homeownership Counseling Notice was found in the file attached to the Homeownership Counseling Notice.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023649	XXXXXX	494866145				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.64 exceeds tolerance of $99.00. Sufficient or excess cure was provided to the borrower at Closing.	.64 cent cure provided at closing					10/29/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023650	XXXXXX	494865318				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank XX): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	Appendix Q allows an LOE for declining income only related to Bonus or Overtime. Regarding Self-Employed income financial strength, Appendix Q states "businesses that show a significant decline in income over the analysis period are not acceptable."
Reviewer Comment (2019-11-01): Based on the detaile analysis of the business gross income in relation to the net income and the consumers commissions, the income is not significantly declining.

Reviewer Comment (2019-10-30): Same income calculation was used on as stated below.  The reason for this exception is because the decline in income from each year.  Need to know why there was a decline in income from year to year that is 20% or more.  Captured the 1099's along with the Schedule C reported prior to changing business to S-Corp.  Once information is received will escalated.

Buyer Comment (2019-10-22): The Underwriter used worst case from the XX Profit & Loss $-26,317 plus commission paid to the borrower $270,951 = $244,634 divided by 12 = $20,38XXmonth. See attached P&L Statement and 1099's.
															11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023650	XXXXXX	494865318				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023650	XXXXXX	494865318				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023650	XXXXXX	494865318				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Safe Harbor QM is the expected result, however due to declining income, loan does not fall under the QM requirements.			Reviewer Comment (2019-11-01): SHQM Loan Reviewer Comment (2019-10-30): Same with income's financial strenght. Income had more than 20% decline each year. Need to know reason for declining income. Buyer Comment (2019-10-22): The Underwriter used worst case from the XX Profit & Loss $-26,317 plus commission paid to the borrower $270,951 = $244,634 divided by 12 = $20,38XXmonth. See attached P&L Statement and 1099's.	11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023650	XXXXXX	494865318				Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (XX): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Acknowledgment of receipt of the Home Loan Toolkit Disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Buyer Comment (2019-10-23): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements. Reviewer Comment (2019-10-23): AMC received Home Loan Toolkit however date provided is not indicated. Please provide documentation regarding date provided. Buyer Comment (2019-10-21): See attached Home Loan Toolkit			10/23/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023651	XXXXXX	494864467				Credit	Insurance	Insurance Analysis	Hazard Insurance Policy expires within 90 days of the Note Date.		No evidence of renewal is provided.			Reviewer Comment (2019-10-17): Updated HOI policy provided. Buyer Comment (2019-10-15): Insurance was renewed with Safe Harbor Insurance from XXXXXX - XXXX2020	10/17/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023651	XXXXXX	494864467				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Neither a copy of the disclosure nor acknowledgment of receipt is found in the loan images.
Buyer Comment (2019-10-28): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.

Reviewer Comment (2019-10-27): see below

Reviewer Comment (2019-10-27): Disclosure provided, however disclosure does not reflect the provided date or list date.  Need evidence when disclosure was provided to the borrower and need the list date.  The disclosure is required to be provided to the borrower within 3 business days of application.

Reviewer Comment (2019-10-17): Disclosure provided.

Buyer Comment (2019-10-15): Homeownership Counseling List has been provided and the DocuSign Envelope ID listed on the top page of the document matches the Electronic Document Delivery signed XXXXXX.
																	10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023651	XXXXXX	494864467				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,781.76 on Final Closing Disclosure provided on XXXXXX not accurate.	The lender used the premium reflected on the insurance quote vs. the premium disclosed on the declaration page.			Reviewer Comment (2019-10-30): HOI renewal premium not available at time of closing. Using previous policy premium of $1,276, exception cleared.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023651	XXXXXX	494864467				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in XXXXXX. Provide a post-disaster inspection verifying there was no damage from XXXXXX. The inspection must include exterior photos and the property must be re-inspected on or after XXXXXX.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-21): Please see attached PDI.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023651	XXXXXX	494864467				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
Reviewer Comment (2019-10-27): Rcvd a different form of the Hazard Insurance that does reflect 100% replacement cost.  The other hazard insurance trailing documents rcvd were either blank or did not reflect 100% replacement cost.  One policy did reflect the policy had replacement cost but did not show how much.  However, now that we have the policy that reflects 100% replacement cost, condition is complete.

Buyer Comment (2019-10-17): Disagree - 100% Replacement Cost Coverage is listed under the REMARKS section.

Reviewer Comment (2019-10-17): 100% replacement cost not reflected on policy.

Buyer Comment (2019-10-17): Please see attached policy showing 100% replacement cost.
															10/27/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023651	XXXXXX	494864467				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.	Dated provided not reflected on disclosure.			Buyer Comment (2019-10-17): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements.			10/17/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023652	XXXXXX	494863672				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $535.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing.	A cure of $40 provided to the borrower at closing.					10/09/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023652	XXXXXX	494863672				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of $40.00 was reflected, which is insufficient to cure $1,056.70.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cured at closing. Buyer Comment (2019-10-15): Disagree - COC has been provided for the increase in Title Charges.		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023652	XXXXXX	494863672				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final Closing Disclosure is dated XXXXXX and was signed XXXXXX.			Reviewer Comment (2019-10-16): Upon further review, the exception is cleared. Buyer Comment (2019-10-15): The 3 day CD is signed and dated XXXXXX and meets the requirements.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208023652	XXXXXX	494863672				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,429.00 exceeds tolerance of $2,193.00 plus 10% or $2,412.30. Insufficient or no cure was provided to the borrower.	$1,016.70 violation due to increase in Title fee(s). Cure of $40.00 is not sufficient.			Reviewer Comment (2019-10-16): Upon further review, the exception is cleared. Buyer Comment (2019-10-15): Disagree - COC has been provided for the increase in Title Charges.	10/16/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023652	XXXXXX	494863672				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $535.00 exceeds tolerance of $495.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $495.00 on LE dated XXXXXX, but disclosed as $535.00 on Final Closing Disclosure. Cure of $40 is reflected on Final Closing Disclosure.			Reviewer Comment (2019-10-16): SitusAMC received required documents, exception is cured at closing. Buyer Comment (2019-10-15): Disagree - Violation was found and cure was disclosed on the initial CD and provided to the borrower at closing. No Restitution documents are required.		10/16/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023653	XXXXXX	494860660				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a scheduled closing date of XXXXXX, however, the borrower did not sign documents until XXXXXX and no evidence of a post-close CD correcting the date.			Buyer Comment (2019-10-22): Agree the date on the Closing Disclosure was executed one day after the date on the document however, the interest paid was accurate and no impact to rescission as loan was a purchase			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208023654	XXXXXX	494859425				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	The lender name on the appraisal is XXXXXX and no evidence in file of a transfer letter.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-25): Agree: Please see the attached appraisal which the Lender/Client has been corrected.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank XX): Self-employed income documentation not sufficient (C-Corp).	Personal and business Tax Returns for XX were not provided, however borrower has filed for Automatic Extension. However, since this was reviewed under QM designation, Appendix Q needs to be followed which requires most recent tax returns.
Reviewer Comment (2019-10-31): Personal tax returns for XX have not been filed.  Images included XX and XX personal returns and the XX, XX, and XX business returns

Reviewer Comment (2019-10-31): Escalated exception for review and clear exception because all required documentation has been provided.

Buyer Comment (2019-10-23): Disagree: File contained sufficient documentation to verify borrower's self-employment income for XXXXXX. Product guidelines indicate in the case where taxes for the prior year have not been filed and are between the tax filing date and the extension expiration date (typically October 15), the following are required: Copy of the filed extension, evidence of payment of any tax liability identified on the federal tax extension form, current year profit & loss (signed by the borrower), year-end profit and loss for prior year (signed by the borrower), balance sheet for prior calendar year if business is a sole proprietorship. Attached documentation includes the filed extension for XX income tax return with no tax liability identified on the XX tax extension form, current P&L and balance sheet for YTD XX signed by borrower, and XX year-end P&L and balance sheet signed by borrower as required per product guideline. Borrower's XX and XX tax returns and tax transcripts were also in the file. Additional documentation is not required.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank XX): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Most recent personal tax returns with Schedule C required for verification of sole proprietor business. Loan file contains a XX Application of Automatic extension.
Reviewer Comment (2019-10-31): The co-borrower does not plan on continuing business after relocating to FL.  Including Schedule C because there was a reported loss.

Buyer Comment (2019-10-23): Disagree: File contained sufficient documentation to verify borrower's self-employment income for XXXXXX. Product guidelines indicate in the case where taxes for the prior year have not been filed and are between the tax filing date and the extension expiration date (typically October 15), the following are required: Copy of the filed extension, evidence of payment of any tax liability identified on the federal tax extension form, current year profit & loss (signed by the borrower), year-end profit and loss for prior year (signed by the borrower), balance sheet for prior calendar year if business is a sole proprietorship. Attached documentation includes the filed extension for XX income tax return with no tax liability identified on the XX tax extension form, current P&L and balance sheet for YTD XX signed by borrower, and XX year-end P&L and balance sheet signed by borrower as required per product guideline. Borrower's XX and XX tax returns and tax transcripts were also in the file. Additional documentation is not required.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank XX): Missing Employment Dates to verify two years current employment.	Third Party Verification of Schedule C business was not provided verifying employment history.			Reviewer Comment (2019-10-31): The co-borrower does not plan on continuing business after relocating to FL. Including Schedule C because there was a reported loss. Buyer Comment (2019-10-23): Disagree: Please see the attached verification of the business from the XXXXXX . Document was located in the file.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	Most recent personal and business tax returns were not provided. However, the borrowers did file a XX Application for Automatic Extension. The borrowers will not being filing the returns until after closing date.			Reviewer Comment (2019-10-31): The co-borrower does not plan on continuing business after relocating to FL. Including Schedule C because there was a reported loss.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank XX): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXXXX, Most Recent Tax Return End Date XXXXXX, Tax Return Due Date XXXXXX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared. Lender may Acknowledge and Waive- EV2 Rating.			Buyer Comment (2019-10-21): Extensions were filed			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Safe Harbor QM is the expected result, however personal and business tax returns were not provided which falls under Appendix Q. Therefore, loan designation is no longer QM.
Reviewer Comment (2019-10-31): SHQM Loan

Reviewer Comment (2019-10-31): Escalated exception for review and clear exception because all required documentation has been provided.

Buyer Comment (2019-10-23): Disagree: File contained sufficient documentation to verify borrower's self-employment income for XXXXXX. Product guidelines indicate in the case where taxes for the prior year have not been filed and are between the tax filing date and the extension expiration date (typically October 15), the following are required: Copy of the filed extension, evidence of payment of any tax liability identified on the federal tax extension form, current year profit & loss (signed by the borrower), year-end profit and loss for prior year (signed by the borrower), balance sheet for prior calendar year if business is a sole proprietorship. Attached documentation includes the filed extension for XX income tax return with no tax liability identified on the XX tax extension form, current P&L and balance sheet for YTD XX signed by borrower, and XX year-end P&L and balance sheet signed by borrower as required per product guideline. Borrower's XX and XX tax returns and tax transcripts were also in the file. Additional documentation is not required.
															10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	Yes
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file.	No evidence in file of the seller's closing disclosure to verify seller paid fees at closing.			Buyer Comment (2019-10-22): Waiving exception as the seller paid fees would not have an impact of fee/tolerance testing			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	Yes
208023654	XXXXXX	494859425				Credit	Insurance	Insurance Analysis	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date ___, Note Date ___	Flood Insurance Effective date of XXXXXX, which is 9 days after the loan disbursed. It is required that the flood insurance be in effect on or prior to the consummation date.			Reviewer Comment (2019-10-25): Noted and cleared Buyer Comment (2019-10-23): Disagree: According to Flood policy the effective date was XXXXXX to XXXXXX for policy XXXXXX and XXXXXX to XXXX2020 for Policy number XXXXXX . Please see the attached flood Invoice along with the policy which supports that there was flood insurance at the time of close XXXXXX.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208023654	XXXXXX	494859425				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): See attached	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Purchase		C	B	C	A	C	B	B	A	Safe Harbor QM	Safe Harbor QM	No
208365046	XXXXXX	494951492				Compliance	Compliance	State Compliance	Alabama Late Charge Percent and Amount Testing	Note late charge exceeds maximum per state.	Alabama allows a 5% late charge for payments made 10 days after the due date; or $10, which ever is higher, but no more than $100.00. The 5% of the principal and interest is $165.62. The Note reflects a 15 day grace period at 5%.			Buyer Comment (2019-10-21): Borrower actually receiving additional time to make payment. Updated system to ensure max late charge applied is $100 in the event that a late payment occurs.			10/21/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208365046	XXXXXX	494951492				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Transfer tax reflected on the final Closing Disclosure, is higher than disclosed on the initial Loan Estimate and final Closing Disclosure reflected a $775 origination fee that was not reflected on the initial Loan Estimate. No valid Change of Circumstance or cure was provided. This resulted in an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.			Reviewer Comment (2019-10-29): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-10-29): Corrected CD and LOX has been provided. Reviewer Comment (2019-10-23): Please provide attestation letter in order to clear exception. Buyer Comment (2019-10-22): Disagree LE has Underwriting fee of $775.00 however it is disclosed as Origination fee on the CD		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365046	XXXXXX	494951492				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $775.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The final Closing Disclosure reflected a $775 origination fee that was not reflected on the initial Loan Estimate. No valid Change of Circumstance or cure was provided.			Reviewer Comment (2019-10-29): Letter of Explanation & Corrected Closing Disclosure provided. Lender attestation that the Loan Underwriting Fee and the Loan Origination Fee of $775 are one in the same. Lender provided PC-CD and LOE to borrower changed the Origination Fee to Underwriting Fee. Cure check not required . Reviewer Comment (2019-10-23): Please provide attestation letter in order to clear exception. Buyer Comment (2019-10-22): Disagree LE has Underwriting fee of $775.00 however it is disclosed as Origination fee on the CD		10/29/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365046	XXXXXX	494951492				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $952.50 exceeds tolerance of $790.00. Insufficient or no cure was provided to the borrower.	A cure of $162.50 was provided to cure the Transfer Fee. This is no longer a tolerance violation.			Reviewer Comment (2019-10-21): Cured		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365046	XXXXXX	494951492				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-23): Upon further review, the exception is cleared. Buyer Comment (2019-10-22): See attached acknowledgement of receipt of Homeownership Counseling Notice	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208365047	XXXXXX	494893003				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $1,347.00 and disclosure timing violations.	There are multiple documents that were signed electronically by the borrower, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the documents that were received and signed electronically cannot be used for testing and determine whether Federal Compliance Regulations were met.			Reviewer Comment (2019-10-30): eConsent provided. Buyer Comment (2019-10-29): Disclosure Tracking showing borrower consented to electronic signing has been provided.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365047	XXXXXX	494893003				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Final CD reflects the closing date as XXXXXX and the loan signed XXXXXX. This issue is corrected on the post-closing CD issued on XXXXXX.			Reviewer Comment (2019-10-20): Curing TRID Exception using post close CD that was provided in file- PCCD dated xxxxxx was provided in the original file for TPR. PCCD in file reflects correct closing date of XXXXXX.		10/20/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365047	XXXXXX	494893003				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-28): Received Buyer Comment (2019-10-23): Please see attached CDA Buyer Comment (2019-10-22): Pleased see attached CDA	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365047	XXXXXX	494893003				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor earlier acknowledgment of receipt is found in the loan images.			Buyer Comment (2019-10-22): Agree with finding there is not a date designation on the form. XXXXX Correspondent's and Broker's attest to being compliant with regulatory delivery requirements. Reviewer Comment (2019-10-22): Date not provided on document uploaded. The copy in the file was provided to the borrowers on XXXX19, which is not within three days of the application date. Buyer Comment (2019-10-22): Homeownership Counseling List was in file and has been provided.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365047	XXXXXX	494893003				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The Lender Credit disclosed on the final Closing Disclosure was $125.00 lower than what was initial disclosed on the Loan Estimate. A cure of $125.00 was not provided.			Reviewer Comment (2019-10-30): eConsent provided. Buyer Comment (2019-10-29): Disclosure Tracking showing borrower consented to electronic signing has been provided. Reviewer Comment (2019-10-25): E-Consent is missing from the loan loan file. Initial LE was E-signed on XXXXXX. Please provide E-consent to re-baseline the fees. Buyer Comment (2019-10-23): COC provided for rate lock which resulted in decrease in Lender Credit.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365047	XXXXXX	494893003				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The Loan Estimate issued XXXXXX was electronically sent and signed by the borrower confirming receipt, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the Loan Estimate cannot be used for testing to determine the LE was provided to the borrower within the required timeline. Thus, the borrower was not provided the initial LE 3 business days of application.			Reviewer Comment (2019-10-30): eConsent provided. Buyer Comment (2019-10-29): Disclosure Tracking showing borrower consented to electronic signing has been provided.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365047	XXXXXX	494893003				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,972.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,097.00.	Because E-Sign Consent is not provided, the reduction of the Lender Credit is considered a tolerance violation. The Lender Credit disclosed on the final Closing Disclosure was $125.00 lower than what was initial disclosed on the Loan Estimate. A cure of $125.00 was not provided.			Reviewer Comment (2019-10-30): eConsent provided. Buyer Comment (2019-10-29): Disclosure Tracking showing borrower consented to electronic signing has been provided. Reviewer Comment (2019-10-25): E-Consent is missing from the loan loan file. Initial LE was E-signed on XXXXXX. Please provide E-consent to re-baseline the fees. Buyer Comment (2019-10-23): COC has been provided for rate lock which resulted in decrease in lender credit.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365048	XXXXXX	494868445				Credit	Insurance	Insurance Analysis	Hazard Insurance Policy expires within 90 days of the Note Date.		The Hazard Insurance Policy provided expires XXXXXX and loan closed on XXXXXX, which is 70 days from closing date and is required to be more than 90 days from the closing date. Further, the loan file contains a letter dated XXXXXX sent to borrower, stating lender records indicate that lender does not have current hazard insurance information for the subject property.			Reviewer Comment (2019-10-30): Received blanket policy that is in effect more than 90 days from the Note date. Buyer Comment (2019-10-29): FSB has a condo master policy and therefore, we do not force place or require a valid master policy from the customer for hazard insurance. Our master policy is attached and this can be used for any audit finding as it relates to condo coverage on hazard.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank XX): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Property was inspected XXXXXX, report was signed XXXXXX and the appraisal was sent to the borrower on XXXXXX. There is no evidence if the appraisal was updated and if the appraisal was sent after the appraisal was completed on XXXXXX.			Buyer Comment (2019-10-22): XXXXX's Correspondents and Brokers attest to being compliant with regulatory delivery requirements. The appraisal's effective date is XXXX19 and borrower received it on XXXXXX.			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO Schedule E Method Test	Ability to Repay (Dodd-Frank XX): Unable to verify Real Estate Owned income (Schedule E Method) using reasonably reliable third-party records.	Most recent personal returns with Schedule E and most recent tax transcripts. The loan file does contain the XX Automatic Application for Extension.			Reviewer Comment (2019-10-30): Reviewed the Compliance Report provided reflecting the Bona Fide Discount points eligibility. This had nothing to do with federal tax returns. This exception was for the QM Points and Fees exceeding 3% threshold and Discount Point fees and bona fide discount calculation was not available. Buyer Comment (2019-10-22): See attached XX extension and XX tax transcripts.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The Loan Estimate issued XXXXXX was electronically sent and signed by the borrower confirming receipt, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the Loan Estimate cannot be used for testing to determine the LE was provided to the borrower within the required timeline and may cause tolerance violations. Thus, the borrower was not provided the initial LE 3 business days of application.			Reviewer Comment (2019-11-01): SitusAMC received copy of the XXXX19 LE that was signed by the borrower. Buyer Comment (2019-11-01): See attached Wet Signed LE Reviewer Comment (2019-10-25): AMC received E consent however borrower did not received LE within 3 business day of application as E consent was not completed. Please provide documentation if LE was mailed through US mail. Buyer Comment (2019-10-23): Electronic Consent has been provided.	11/01/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXXXX received on or after the date the Closing Disclosure XXXXXX 12:00:00 AM was received.	The Revised Loan Estimate was signed on XXXXXX which was the same date the initial Closing Disclosure issued XXXXXX, which was also signed on XXXXXX. The loan file did not contain any documentation reflect if or whether borrower received the Loan Estimate earlier than signature date.			Buyer Comment (2019-10-23): The revised LE is required to be provided to the borrower(s) 4 days prior to closing. The LE was in fact provided to the borrower(s) prior to the CD being issued			10/23/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act - Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $33,838.23 and disclosure timing violations.	There are multiple documents that were signed electronically by the borrower, however there is no evidence of an Electronic Consent Agreement signed by the borrower consenting to receive documents electronically. Therefore, the documents that were received and signed electronically cannot be used for testing, which may result in a tolerance and timing violations.			Reviewer Comment (2019-10-25): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-23): Electronic Consent has been provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for Transfer Tax fee of $789.25 was not provided.			Reviewer Comment (2019-10-25): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-10-23): COC provided for the increase in loan amount which resulted in increase in transfer taxes.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $12,309.25 exceeds tolerance of $11,520.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $11,520.00 on LE dated XXXXXX; however, because E-Sign Consent Agreement was not provided, this LE cannot be used for testing. Therefore, the Transfer Tax fee of $12,309.25 on Final Closing Disclosure exceeds zero percent tolerance violation the cure of $0.25 provided is insufficient to cure this tolerance violation. Additional cure of $789.00 is needed.			Reviewer Comment (2019-10-25): AMC received E consent. Exception Cleared. Buyer Comment (2019-10-23): COC provided for the increase in loan amount which resulted in increase in transfer taxes. Buyer Comment (2019-10-23): Electronic Consent has been provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	All the self employment business except XXXXXX, did not provide the most recent business income documentation. The LP Approval in loan file requires business that have been in business for more than 5 years, most recent personal and business returns are required, however if business has been operating less than 5 years two years of most recent business and personal returns are required. The loan file does contain XX Automatic extension for personal returns, however business returns are from XX not XX. Therefore the ability to repayment was not satisfied.			Reviewer Comment (2019-10-30): Reviewed the Compliance Report provided reflecting the Bona Fide Discount points eligibility. This had nothing to do with federal tax returns. This exception was for the QM Points and Fees exceeding 3% threshold and Discount Point fees and bona fide discount calculation was not available.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.	Points and Fees exceeded the allow 3% of loan amount. Therefore, the subject loan does not fall under the QM guidelines at this time. Further, need all most recent business returns for each business that income is being used for qualification, which is all except V. Grand LL.			Reviewer Comment (2019-10-30): Reviewed the Compliance Report provided reflecting the Bona Fide Discount points eligibility. This had nothing to do with federal tax returns. This exception was for the QM Points and Fees exceeding 3% threshold and Discount Point fees and bona fide discount calculation was not available. Buyer Comment (2019-10-22): See attached tax returns for all businesses.	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365048	XXXXXX	494868445				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank XX): Points and Fees on subject loan of 3.32903% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $20,575.00 on a Federal Total Loan Amount of $618,047.61 vs. an allowable total of $18,541.42 (an overage of $2,033.58 or .32903%).	The points and fees disclosed on the final Closing Disclosure exceed the allowable 3% points and fees by 0032903% or $2,033.58. There was no evidence of a Bona Fide Acknowledgement disclosing the undiscounted Rate ie starting rate and the premium that was paid to obtain the current rate.			Reviewer Comment (2019-10-30): Reviewed the Compliance Report provided reflecting the Bona Fide Discount points eligibility. This had nothing to do with federal tax returns. This exception was for the QM Points and Fees exceeding 3% threshold and Discount Point fees and bona fide discount calculation was not available. Buyer Comment (2019-10-22): See QM details provided on page 4 under Bone Fide Discount Point Eligibility	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
208365048	XXXXXX	494868445				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No evidence of Hazard Insurance for investment property XXXXXX.			Reviewer Comment (2019-10-30): Received Hazard insurance for investment property for verification of the properties PITI Buyer Comment (2019-10-24): See attached hazard insurance for XXXXXX	10/30/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
208365049	XXXXXX	494865495				Compliance	Compliance	State Compliance	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	The Acknowledgement of the Fair Market Value provided was not signed by the borrower. Therefore, the it was not properly executed as required.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-24): Please find attached the fully executed Acknowledgment of the Fair Market Value	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other
To Remediate: Lender must either sign the AFMV.  Best practices would be to deliver to the borrower the required disclosure signed by the lender or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																									C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365049	XXXXXX	494865495				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	The final Closing Disclosure disclosed a fee that was not initial disclosed on the Loan Estimate. Therefore, this fee exceeded the legal limit and no valid change of circumstance or cure was provided.			Reviewer Comment (2019-10-23): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-22): Disagree - The borrower shopped for Title Services. Provider listed on the SPL is XXXXXX XXXXXX, however the borrower did not use this provider for title services, therefore all 10% fees are non tolerance. No violation occurred	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365049	XXXXXX	494865495				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Title - Tax Certificate Fee of $55.00 disclosed on the final Closing Disclosure, was not initial disclosed on the Loan Estimate. Therefore, this fee exceeded the zero percent tolerance and no valid change of circumstance or a $55.00 was not provided.			Reviewer Comment (2019-10-23): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-22): Disagree - The borrower shopped for Title Services. Provider listed on the SPL is XXXXXX XXXXXX, however the borrower did not use this provider for title services, therefore all 10% fees are non tolerance. No violation occurred	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365049	XXXXXX	494865495				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed.	The Closing Costs Financed on page three did not match the closing costs borrower paid at closing. The final Closing Disclosure disclosed the Closing Costs paid at closing $10,545.42, however the closing costs financed were $10,545.43, which was a difference of $0.01. There is no variance for these figures, the amounts need to match exactly per TRID Federal Compliance Regulations.			Reviewer Comment (2019-10-23): SitusAMC received required documents, exception is cured. Buyer Comment (2019-10-22): Please find attached the Revised Post Closing CD and Letter of Explanation		10/23/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365049	XXXXXX	494865495				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-23): SitusAMC received required documents, exception is cleared. Buyer Comment (2019-10-22): Please find attached the Application disclosure tracking and List of Homeownership Counseling Organizations dated XXXX19 which is within 3 business days of Application.	10/23/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided		No evidence of the Security Instrument provided for review.			Reviewer Comment (2019-10-31): Hazard Insurance received was duplicate copies for property XXXXXX. Need Hazard Insurance for subject property XXXXXX. Reviewer Comment (2019-10-28): Security Instrument was provided as required. Buyer Comment (2019-10-23): Security Instrument has been provided.	10/28/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Loan Package Documentation	Loan File	Missing Document: Hazard Insurance Policy not provided		The Hazard Insurance Policy was not found in the file			Reviewer Comment (2019-10-31): Received Buyer Comment (2019-10-31): See attached Insurance policy Reviewer Comment (2019-10-31): Only received replacement cost estimator. Need hazard insurance policy as well. Reviewer Comment (2019-10-29): No evidence of Hazard Insurance Provided with Trailing Documents that were provided on XXXXXX and XXXXXX. Buyer Comment (2019-10-23): Hazard Insurance Policy has been provided.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Credit	Credit Documentation	Missing Document: Credit Report not provided		The Credit Report was not found in the file			Reviewer Comment (2019-10-29): Credit report provided and reviewed. Buyer Comment (2019-10-23): Disagree: Please see the attached Credit Report that was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		The Loan Approval was not found in the file			Reviewer Comment (2019-10-29): Approval was provided and reviewed Buyer Comment (2019-10-23): Disagree: Please see the attached underwriting approval. Document was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	There was not evidence in the file that the loan was locked			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): Rate Lock History has been provided	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank XX): Unable to verify debt obligations using reasonably reliable third-party records.	The credit report was not found in the file			Reviewer Comment (2019-10-29): Received and reviewed Buyer Comment (2019-10-23): Disagree: Credit Report was located in the file. Please see the attached.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank XX): General Ability-to-Repay requirements not satisfied.	The Income information was not found in the file			Reviewer Comment (2019-10-29): Received credit documents	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	The Income information was not found in the file			Reviewer Comment (2019-10-29): Received and reviewed Buyer Comment (2019-10-23): Please see the attached W2s, SS Award letter, paystub for XXXXXX and VVOE. The documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	TRID Servicing Disclosure Status	File does not evidence the consumer was provided with the Servicing Disclosure.	There was not an LE in the file in order to determine			Reviewer Comment (2019-10-25): AMC received LE. Exception Cleared. Buyer Comment (2019-10-23): LE has been provided	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Good faith redisclosure	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The loan file only contained the Final Closing Disclosure issued on XXXXXX, which was signed on XXXXXX. No evidence of an initial Closing Disclosure provided to the borrower at least 3 business days prior to closing.			Reviewer Comment (2019-10-25): AMC received XX19 CD. Exception Cleared. Buyer Comment (2019-10-23): CD has been provided	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,235.06 may be required.	The Loan Estimate was not found in the file			Reviewer Comment (2019-10-25): AMC received LE. Exception Cleared. Buyer Comment (2019-10-23): LE has been provided	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXXXX, prior to three (3) business days from transaction date of XXXXXX.	Per the Right to Cancel, the loan signed XXXXXX			Reviewer Comment (2019-10-25): PCCD in file reflects disbursement date was on XXXXXX, rather than XXXXXX as reflected on the final CD. Buyer Comment (2019-10-23): Disagree - Loan disbursed on XXXX19 see PCCD.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208365050	XXXXXX	494859240				Credit	Asset	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.		There was no asset information in the file			Reviewer Comment (2019-10-29): Verification of Assets were provided, however please see other exception that was created after review all the bank statements. Buyer Comment (2019-10-23): Disagree: Please see the attached asset statements which support that the borrower has sufficient assets to cover cash from Borrower and reserves. Documents were located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved without an appraisal; however, 2 valuations are required for securitization.			Reviewer Comment (2019-10-29): Appraisal and CDA were provided. However, please see other exception created after review of appraisal. Buyer Comment (2019-10-28): CDA has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The property is located in XXXXXX. No evidence of a post-disaster inspection with photos to determine if the property incurred any damages from the FEMA Disaster Severe Winter Storms and Flooding Declared XXXX1998. No evidence of the property appraisal that would usually be sufficient to clear this exception because it occurred in 1998.			Reviewer Comment (2019-10-29): Appraisal provided which was an interior inspection and was after FEMA Disaster date. Appraisal does not show any damages to property. Buyer Comment (2019-10-28): Appraisal provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___	The income information was not found in the file			Reviewer Comment (2019-10-29): All required documents provided verifying wages income, SSI and Annuity benefits. However, another exception was created because singed 4506-T was not provided. Buyer Comment (2019-10-23): Disagree: Please see the attached W2, Evidence of SS income, XX & XX W2 and Paystubs from XXXXXX. Documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided					Reviewer Comment (2019-10-29): Appraisal provided and reviewed. No issues found. Buyer Comment (2019-10-23): Disagree: Please see the attached appraisal. Document was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	Wages Documentation	Qualified Mortgage (Dodd-Frank XX): Wages / W-2 income documentation not sufficient.				Reviewer Comment (2019-10-29): Received and reviewed Buyer Comment (2019-10-23): Disagree: Please see the attached Paystubs from XXXXXX . Documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank XX): Employment history requirement not met.	No evidence of the employment/income information or documentation not provided for review.			Reviewer Comment (2019-10-29): Received and reviewed Buyer Comment (2019-10-23): Please see the attached VOE and paystub for XXXXXX. The documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank XX): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	No evidence of the employment/income information or documentation not provided for review.			Reviewer Comment (2019-10-29): Received and reviewed Buyer Comment (2019-10-23): Please see the attached W2s, Paystubs for SXXXXXX , VVOE and SS Award Letter. Documentation was located in the file. Buyer Comment (2019-10-23): Please see the attached W2s, VOE, SS Award Letter and paystub for XXXXXX . The documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank XX): Unable to verify Wages/W-2 income using reasonably reliable third-party records.	No evidence of the employment/income information or documentation not provided for review.			Reviewer Comment (2019-10-29): Received and reviewed Buyer Comment (2019-10-23): Please see the attached W2s, SS Award letter, paystub for XXXXXX and VVOE. The documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		No evidence of the final 1003 loan application provided for review.			Reviewer Comment (2019-10-29): Received initial and final 1003 Loan Application that was fully completed and no issues found. Buyer Comment (2019-10-23): Disagree: Please see the attached Final 1003. Document was located in the file. Buyer Comment (2019-10-23): Disagree: Please see the attached Initial 1003. Documentation was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		No evidence of asset documentation in file to verify whether reserves were sufficient.			Reviewer Comment (2019-10-29): Received Bank Statements to verify assets to close and reserves. Sufficient funds provided, however there was an un-sourced large deposit that needs to be sourced before moving forward. Exception has been created. Buyer Comment (2019-10-23): Disagree: Please see the attached asset statements which support that the borrower has sufficient assets to cover reserves. Documents were located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The loan file is incomplete. Neither a copy of the disclosure nor acknowledgment of receipt is found in the loan images.			Reviewer Comment (2019-10-29): Document provided Buyer Comment (2019-10-23): Homeownership Counseling List has been provide. Buyer Comment (2019-10-23): Homeownership Counseling List has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003		No evidence of the initial Loan Application 1003 provided for review.			Reviewer Comment (2019-10-29): Received initial application 1003, verified initial app date and all borrower information. no issues found. Buyer Comment (2019-10-23): Disagree: Please see the initial 1003. The document was located in the file. Buyer Comment (2019-10-23): Disagree: Please see the attached Initial 1003 loan application. The application was located in the file.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed a Closing Date that did not match the actual date of consummation.	The Final Closing Disclosure issued on XXXXXX disclosed a scheduled closing date of XXXXXX, however the borrower signed documents on XXXXXX.			Buyer Comment (2019-10-28): In escrow states XXXXX does not require evidence of the LOE for the disbursed PCCDs. Reviewer Comment (2019-10-25): AMC received corrected PCCD. Please provide LOE to cure. Buyer Comment (2019-10-23): The closing date was corrected on the PCCD and has been provided.			10/28/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Please provide SSPL for review.			Reviewer Comment (2019-10-29): Document provided Buyer Comment (2019-10-28): Service Provider List has been provided.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XX): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence the lender provided a copy of the appraisal to the borrower 3 business days prior to closing.			Buyer Comment (2019-10-29): Correspondents attest to delivery of all regulatory documents within compliance timeframe.			10/29/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No evidence of REO documentation provided for Investment Property XXXXXX. Mortgage statement, hazard insurance and property verification required.			Reviewer Comment (2019-10-31): Received REO documentation for investment property. Buyer Comment (2019-10-29): Disagree: Documentation was located in the file. Please see the attached Mortgage statement, insurance and property tax information	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Income / Employment	Income Documentation	Large deposits were not sourced and/or letter of explanation was not provided.		Large Deposit made on XXXXXX in XXXXXX, account of $211,925.87. This Large Deposit was not sourced and no letter of explanation provided. If Large Deposit is for the sale of a property borrower owned, please provided copy of Final Closing Statement that is signed and dated reflect the amount borrower received at closing.			Reviewer Comment (2019-10-31): Received Closing Statement for the source of large Deposit of $211,925.87. Buyer Comment (2019-10-29): Disagree: Please see the attached Seller's Statement for the sale of the property XXXXXX to document the large seposit XXXXXX in XXXXXX account in the amount of $211925.87. Document was located in the file.	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365050	XXXXXX	494859240				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
AMC tests hazard coverage in accordance with Fannie Mae, which requires coverage equal to or the lesser of the following: 1) 100% of the insurable value of the improvements, as established by the property insurer; or 2) the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
File does not document the insurable value of the improvements as established by the property insurer, so method #1 may not be used. Variables for method #2 are as follows: Dwelling Coverage $591,194; UPB $780,000; Appraiser opinion of replacement cost $602,400. Therefore, the second half of the requirement outlined in method #2 has not been met. (...as long as it at least equals the minimum amount-80% of the insurable value of the improvements). Policy included dwelling coverage of $537,449 plus extended replacement cost of an additional $53,745, for a total coverage amount of $591,194. Policy does not list Full or Guaranteed Replacement Cost coverage.
														Reviewer Comment (2019-10-31): Received Hazard Insurance and Replacement Cost Estimator. Sufficient coverage. Buyer Comment (2019-10-31): See attached insurance policy page 2 reference replacement cost	10/31/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		D	B	D	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208365051	XXXXXX	494853514				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,256.12 on Final Closing Disclosure provided on XXXXXX not accurate.	The final CD disclosed the Amount of Estimated Property Costs over Year 1 as $17,256.12 on page 4; however the (taxes and HOI are $16,254.12 per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2019-10-21): Curing TRID Exception using post close CD that was provided in file- PCCD dated xxxxxx was provided in the original file for TPR. The PCCD dated XXXXXX in file corrected the Estimated Property Costs over 1 Year.		10/21/2019		2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365051	XXXXXX	494853514				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	Appraised value provided on the final CD was listed as $1,200,000, however the appraisal provided a value of $1,240,000. A post-close Cd was provided reflect the correct Appraisal Property Value.			Reviewer Comment (2019-10-21): Curing TRID Exception using post close CD that was provided in file- PCCD dated xxxxxx was provided in the original file for TPR. PCCD provided corrected the appraised property value.		10/21/2019		1	A	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365051	XXXXXX	494853514				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed.	The final Closing Disclosure issued on XXXXXX disclosed negative $22.62 as closing costs financed through loan, however, the correct calculated closings costs financed should be $0.00.			Buyer Comment (2019-10-22): This type of error would not mathematically effect disclosed totals charged to the borrower. Agreed; this is a clerical error. An error is clerical if it does not affect a numerical disclosure and does not affect the timing, delivery, or other requirements imposed by § 1026.19(e) or (f)."			10/22/2019	2	B	XXXXXX	XXXXXX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208365052	XXXXXX	494842325				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank XX): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment of receipt of the disclosure was signed at closing. Neither a copy of the disclosure nor an earlier acknowledgment of receipt was provided. Therefore, no evidence the lender provided the borrower a copy of the disclosure 3 business days of application as required.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-22): Homeownership Counseling Organization List and acknowledgment has been provided.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208365052	XXXXXX	494842325				Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing Final 1003		No evidence of a final Loan Application 1003 in file.			Reviewer Comment (2019-10-25): Received Buyer Comment (2019-10-23): The file contains the attached final loan application.	10/25/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208365052	XXXXXX	494842325				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.	The title in file reflects Policy Amount of $616,000, however the loan amount is $622,000. Therefor, an updated title with correct policy amount of final Title required.			Reviewer Comment (2019-10-29): Received Buyer Comment (2019-10-28): See attached policy Reviewer Comment (2019-10-28): A copy of the final title policy or an updated commitment if final title isn't available yet would clear the exception. Buyer Comment (2019-10-23): The loan amount increased from $616,000 to $622,000 after the title commitment was issued on XXXX19. The absence of an updated title commitment is not material as the attached XXXXXX Title premium calculator indicates the premium for a $622,000 loan amount is $1604.50 which is the amount reflected on the CD, page 2, Section C.	10/29/2019			1	A	XXXXXX	XXXXXX	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No